UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2012

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Balanced Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.54%
Actual		$ 1,000.00	$ 1,074.60	$ 2.79
HypotheticalA		$ 1,000.00	$ 1,022.18	$ 2.72
Service Class	.67%
Actual		$ 1,000.00	$ 1,074.10	$ 3.46
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.37
Service Class 2.79%
Actual		$ 1,000.00	$ 1,072.80	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.97
Investor Class	.62%
Actual		$ 1,000.00	$ 1,074.20	$ 3.20
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.12

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.

Top Five Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.3	2.6
Wells Fargo & Co.	1.3	1.2
The Coca-Cola Co.	1.0	1.0
Berkshire Hathaway, Inc. Class B	1.0	0.1
Microsoft Corp.	0.8	0.0
	7.4
Top Five Bond Issuers as of June 30, 2012
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
Fannie Mae	9.6	6.3
U.S. Treasury Obligations	6.7	7.0
Freddie Mac	1.8	2.0
Ginnie Mae	1.4	1.7
Ivanplats Ltd.	0.2	0.2
	19.7
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	14.5	12.9
Financials	12.3	13.0
Industrials	9.2	10.5
Consumer Discretionary	9.1	9.5
Energy	8.5	10.1
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 66.0%		Stocks 68.5%
	Bonds 32.0%		Bonds 31.0%
	Short-Term Investments and Net Other Assets (Liabilities) 2.0%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	13.0%	** Foreign investments	15.5%

Percentages are adjusted for the effect of futures and swaps contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.6%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Auto Components - 0.3%
Delphi Automotive PLC	43,936	$ 1,120,368
Gentex Corp.	27,513	574,196
Tenneco, Inc. (a)	80,750	2,165,715
TRW Automotive Holdings Corp. (a)	37,213	1,367,950
		5,228,229
Automobiles - 0.1%
Harley-Davidson, Inc.	21,800	996,914
Winnebago Industries, Inc. (a)	122,946	1,252,820
		2,249,734
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	25,238	807,616
Anhanguera Educacional Participacoes SA	152,000	1,937,366
Carriage Services, Inc.	24,247	201,735
DeVry, Inc.	36,631	1,134,462
		4,081,179
Hotels, Restaurants & Leisure - 1.1%
Bravo Brio Restaurant Group, Inc. (a)	47,833	852,862
Brinker International, Inc.	157,720	5,026,536
Club Mediterranee SA (a)	90,749	1,550,379
Darden Restaurants, Inc.	6,533	330,766
Denny's Corp. (a)	709,041	3,148,142
Dunkin' Brands Group, Inc.	26,200	899,708
Icahn Enterprises LP rights (a)	170,608	2
Ruth's Hospitality Group, Inc. (a)	165,900	1,094,940
Spur Corp. Ltd.	315,615	690,690
Starbucks Corp.	52,486	2,798,554
Texas Roadhouse, Inc. Class A	113,091	2,084,267
Yum! Brands, Inc.	35,457	2,284,140
		20,760,986
Household Durables - 0.2%
PulteGroup, Inc. (a)	137,596	1,472,277
Standard Pacific Corp. (a)(d)	160,882	995,860
Techtronic Industries Co. Ltd.	1,013,000	1,286,193
Woongjin Coway Co. Ltd.	21,430	671,501
		4,425,831
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	30,100	6,873,335
Liberty Media Corp. Interactive Series A (a)	92,983	1,654,168
		8,527,503
Leisure Equipment & Products - 0.2%
Amer Group PLC (A Shares)	15,000	170,558
Brunswick Corp.	26,580	590,608
Hasbro, Inc.	72,302	2,448,869
Summer Infant, Inc. (a)	76,275	250,182
		3,460,217
Media - 1.7%
Aegis Group PLC	69,900	176,581

	Shares	Value
Antena 3 de Television SA (d)	204,061	$ 872,849
Comcast Corp. Class A	276,922	8,853,196
DISH Network Corp. Class A	76,713	2,190,156
MDC Partners, Inc. Class A (sub. vtg.)	140,161	1,589,425
Mood Media Corp. (a)(d)	87,600	254,686
Mood Media Corp. (a)(h)	254,200	739,055
The Walt Disney Co.	205,397	9,961,755
Time Warner Cable, Inc.	1,800	147,780
Time Warner, Inc.	160,432	6,176,632
		30,962,115
Multiline Retail - 0.5%
PPR SA	11,700	1,662,013
Target Corp.	115,476	6,719,548
The Bon-Ton Stores, Inc.	24,000	187,440
		8,569,001
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	83,680	5,708,650
American Eagle Outfitters, Inc.	60,161	1,186,977
Ascena Retail Group, Inc. (a)	56,656	1,054,935
Bed Bath & Beyond, Inc. (a)	30,324	1,874,023
Best Buy Co., Inc.	89,837	1,882,984
Big 5 Sporting Goods Corp.	57,300	433,188
Body Central Corp. (a)	132,970	1,196,730
Express, Inc. (a)	204,665	3,718,763
Fast Retailing Co. Ltd.	5,100	1,020,468
Foot Locker, Inc.	39,297	1,201,702
Foschini Ltd.	83,196	1,302,750
GameStop Corp. Class A	47,850	878,526
Home Depot, Inc.	120,334	6,376,499
Inditex SA	1,192	122,986
Limited Brands, Inc.	37,032	1,574,971
Lowe's Companies, Inc.	284,014	8,077,358
MarineMax, Inc. (a)	24,786	235,715
rue21, Inc. (a)(d)	49,323	1,244,913
SuperGroup PLC (a)(d)	257,924	1,342,116
TJX Companies, Inc.	32,394	1,390,674
		41,824,928
Textiles, Apparel & Luxury Goods - 0.7%
Bosideng International Holdings Ltd.	154,000	39,993
Deckers Outdoor Corp. (a)	16,579	729,642
G-III Apparel Group Ltd. (a)	82,790	1,961,295
Iconix Brand Group, Inc. (a)	53,745	938,925
NIKE, Inc. Class B	36,704	3,221,877
PVH Corp.	41,683	3,242,521
Vera Bradley, Inc. (a)	65,887	1,388,898
VF Corp.	6,384	851,945
		12,375,096
TOTAL CONSUMER DISCRETIONARY		142,464,819
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.5%
Beverages - 1.7%
Anheuser-Busch InBev SA NV	2,400	$ 189,219
Cott Corp. (a)	206,700	1,689,170
Dr Pepper Snapple Group, Inc.	103,346	4,521,388
Grupo Modelo SAB de CV Series C	393,400	3,478,749
SABMiller PLC	33,000	1,320,499
The Coca-Cola Co.	244,525	19,119,410
		30,318,435
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	19,683	1,869,885
CVS Caremark Corp.	244,970	11,447,448
Eurocash SA	119,963	1,476,290
Wal-Mart Stores, Inc.	119,625	8,340,255
		23,133,878
Food Products - 0.8%
Danone SA	27,900	1,730,595
Flowers Foods, Inc.	99,058	2,301,117
Green Mountain Coffee Roasters, Inc. (a)	58,800	1,280,664
Hilton Food Group PLC	7,100	30,357
Kraft Foods, Inc. Class A	226,026	8,729,124
Orion Corp.	108	89,782
The J.M. Smucker Co.	15,587	1,177,130
		15,338,769
Household Products - 1.1%
Colgate-Palmolive Co.	17,800	1,852,980
Procter & Gamble Co.	214,762	13,154,173
PZ Cussons PLC Class L	15,564	77,076
Reckitt Benckiser Group PLC	59,300	3,125,166
Unicharm Corp.	42,500	2,419,153
		20,628,548
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	17,812	963,985
Hengan International Group Co. Ltd.	124,000	1,207,903
		2,171,888
Tobacco - 1.5%
Altria Group, Inc.	133,289	4,605,135
British American Tobacco PLC (United Kingdom)	49,600	2,521,663
Imperial Tobacco Group PLC	52,543	2,020,225
KT&G Corp.	1,193	85,641
Lorillard, Inc.	36,831	4,859,850
Philip Morris International, Inc.	161,180	14,064,567
		28,157,081
TOTAL CONSUMER STAPLES		119,748,599
ENERGY - 7.1%
Energy Equipment & Services - 2.4%
BW Offshore Ltd.	1,732,103	1,878,084
Cal Dive International, Inc. (a)	265,001	768,503

	Shares	Value
Cameron International Corp. (a)	65,545	$ 2,799,427
Cathedral Energy Services Ltd.	200,300	987,630
Ensco PLC Class A	22,360	1,050,249
Essential Energy Services Ltd.	685,600	1,205,406
Fugro NV (Certificaten Van Aandelen) unit	9,900	597,983
Halliburton Co.	124,931	3,546,791
ION Geophysical Corp. (a)	111,278	733,322
McDermott International, Inc. (a)	195,389	2,176,633
National Oilwell Varco, Inc.	158,875	10,237,905
Noble Corp.	51,813	1,685,477
SBM Offshore NV	146,800	2,022,165
Schlumberger Ltd.	139,565	9,059,164
TETRA Technologies, Inc. (a)	135,793	968,204
Tuscany International Drilling, Inc. (a)	159,700	61,960
Unit Corp. (a)	22,178	818,146
Vantage Drilling Co. (a)	927,413	1,391,120
Weatherford International Ltd. (a)	114,600	1,447,398
Xtreme Drilling & Coil Services Corp. (a)	339,100	519,591
		43,955,158
Oil, Gas & Consumable Fuels - 4.7%
Alon USA Energy, Inc.	68,700	581,202
Americas Petrogas, Inc. (a)	357,300	663,292
Americas Petrogas, Inc. (e)	429,000	796,395
Amyris, Inc. (a)(d)	157,843	699,244
Anadarko Petroleum Corp.	63,283	4,189,335
Apache Corp.	39,974	3,513,315
Bonavista Energy Corp.	2,300	35,965
Bonavista Energy Corp. (e)	21,700	339,322
BPZ Energy, Inc. (a)(d)	392,872	993,966
Cabot Oil & Gas Corp.	20,600	811,640
Chesapeake Energy Corp.	21,000	390,600
Chevron Corp.	105,544	11,134,892
Crew Energy, Inc. (a)	82,900	468,201
Crown Point Ventures Ltd. (a)	149,800	70,626
Crown Point Ventures Ltd. (a)(e)	565,806	266,759
Delek US Holdings, Inc.	71,000	1,248,890
Denbury Resources, Inc. (a)	71,489	1,080,199
Double Eagle Petroleum Co. (a)	144,237	631,758
EOG Resources, Inc.	14,530	1,309,298
EQT Corp.	16,790	900,448
Gran Tierra Energy, Inc. (Canada) (a)	236,600	1,157,320
Halcon Resources Corp. (h)	140,000	1,321,600
HollyFrontier Corp.	81,350	2,882,231
InterOil Corp. (a)(d)	94,498	6,586,511
Madalena Ventures, Inc. (a)	237,500	81,647
Marathon Petroleum Corp.	86,382	3,880,279
Markwest Energy Partners LP	24,100	1,188,371
Niko Resources Ltd.	26,200	345,353
Northern Oil & Gas, Inc. (a)(d)	230,318	3,671,269
Occidental Petroleum Corp.	83,823	7,189,499
Painted Pony Petroleum Ltd. (a)(e)	24,500	176,874
Painted Pony Petroleum Ltd. Class A (a)	35,300	254,842
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Paladin Energy Ltd. (Australia) (a)(d)	1,006,086	$ 1,315,453
Pan Orient Energy Corp. (a)	119,700	440,895
Peabody Energy Corp.	57,633	1,413,161
Petrominerales Ltd.	50,400	569,296
Phillips 66 (a)	68,211	2,267,334
Pioneer Natural Resources Co.	12,700	1,120,267
Resolute Energy Corp. (a)(d)	240,587	2,302,418
Royal Dutch Shell PLC Class A sponsored ADR	56,902	3,836,902
SM Energy Co.	11,800	579,498
Southwestern Energy Co. (a)	36,718	1,172,406
Suncor Energy, Inc.	12,480	360,879
TAG Oil Ltd. (a)	250,000	1,809,744
TAG Oil Ltd. (e)	23,700	171,564
Targa Resources Corp.	22,700	969,290
Tesoro Corp. (a)	93,957	2,345,167
Voyager Oil & Gas, Inc. (a)(d)	490,084	862,548
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	152,192	23,037
Williams Companies, Inc.	202,752	5,843,313
		86,264,315
TOTAL ENERGY		130,219,473
FINANCIALS - 8.8%
Capital Markets - 1.0%
Ameriprise Financial, Inc.	13,000	679,380
Ares Capital Corp.	143,420	2,288,983
BlackRock, Inc. Class A	13,169	2,236,360
GP Investments Ltd. (depositary receipt) (a)	580,166	1,354,732
ICAP PLC	238,600	1,261,181
ICG Group, Inc. (a)	70,706	654,031
Invesco Ltd.	94,481	2,135,271
KKR & Co. LP	60,043	773,954
Knight Capital Group, Inc. Class A (a)	171,973	2,053,358
Monex Beans Holdings, Inc.	3,563	586,395
Morgan Stanley	139,518	2,035,568
State Street Corp.	66,011	2,946,731
		19,005,944
Commercial Banks - 2.5%
Banco Pine SA	178,373	1,130,540
Bank of Ireland (a)	6,535,303	818,273
CIT Group, Inc. (a)	83,739	2,984,458
Comerica, Inc.	41,002	1,259,171
Commercial Bank of Qatar GDR (Reg. S)	158,703	596,199
Guaranty Trust Bank PLC GDR (Reg. S)	126,850	697,675
KeyCorp	167,655	1,297,650
Regions Financial Corp.	641,881	4,332,697
U.S. Bancorp	269,449	8,665,480
Wells Fargo & Co.	712,566	23,828,207
		45,610,350

	Shares	Value
Consumer Finance - 0.4%
Capital One Financial Corp.	114,858	$ 6,278,138
International Personal Finance PLC	301,400	1,128,642
		7,406,780
Diversified Financial Services - 1.5%
Citigroup, Inc.	220,664	6,048,400
CME Group, Inc.	9,480	2,541,683
JPMorgan Chase & Co.	347,896	12,430,324
PICO Holdings, Inc. (a)	275,021	6,163,221
		27,183,628
Insurance - 2.0%
AEGON NV	248,273	1,151,388
AFLAC, Inc.	62,443	2,659,447
Allied World Assurance Co. Holdings Ltd.	21,300	1,692,711
Assured Guaranty Ltd.	319,254	4,501,481
Berkshire Hathaway, Inc. Class B (a)	227,938	18,994,074
Lincoln National Corp.	29,751	650,654
MetLife, Inc.	163,482	5,043,420
Prudential Financial, Inc.	49,820	2,412,783
		37,105,958
Real Estate Investment Trusts - 1.1%
American Tower Corp.	41,589	2,907,487
Beni Stabili SpA SIIQ	2,428,374	1,051,003
CBL & Associates Properties, Inc.	212,240	4,147,170
Douglas Emmett, Inc.	79,600	1,838,760
Education Realty Trust, Inc.	142,500	1,578,900
Franklin Street Properties Corp.	77,600	821,008
Lexington Corporate Properties Trust	110,100	932,547
Prologis, Inc.	87,847	2,919,156
SL Green Realty Corp.	35,410	2,841,298
Vornado Realty Trust	7,100	596,258
Weyerhaeuser Co.	28,721	642,202
		20,275,789
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	233,133	3,814,056
Forest City Enterprises, Inc. Class A (a)	58,640	856,144
LSL Property Services PLC	7,200	26,302
		4,696,502
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc. (a)	101,600	1
WMI Holdings Corp. (a)	3,403	1,702
		1,703
TOTAL FINANCIALS		161,286,654
HEALTH CARE - 8.0%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (a)	114,200	1,332,714
Amgen, Inc.	83,100	6,069,624
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amylin Pharmaceuticals, Inc. (a)	98,425	$ 2,778,538
ARIAD Pharmaceuticals, Inc. (a)	293,515	5,051,393
AVEO Pharmaceuticals, Inc. (a)	145,863	1,773,694
Biogen Idec, Inc. (a)	24,791	3,579,325
Biovitrum AB (a)	303,551	1,031,225
Dynavax Technologies Corp. (a)	600,892	2,595,853
Gentium SpA sponsored ADR (a)	47,098	435,657
Gilead Sciences, Inc. (a)	76,196	3,907,331
Horizon Pharma, Inc. (d)	67,500	481,275
Horizon Pharma, Inc. (h)	160,549	1,144,714
Horizon Pharma, Inc. warrants 2/28/17 (a)(h)	40,137	120,557
InterMune, Inc. (a)	76,963	919,708
Isis Pharmaceuticals, Inc. (a)	53,200	638,400
Merrimack Pharmaceuticals, Inc. (d)	40,100	291,928
NPS Pharmaceuticals, Inc. (a)	69,590	599,170
Synageva BioPharma Corp. (a)	16,576	672,323
Theravance, Inc. (a)	166,553	3,700,808
Thrombogenics NV (a)	72,749	1,960,960
Vertex Pharmaceuticals, Inc. (a)	9,500	531,240
ZIOPHARM Oncology, Inc. (a)(d)	351,670	2,092,437
		41,708,874
Health Care Equipment & Supplies - 0.7%
Alere, Inc.	2,771	53,868
Baxter International, Inc.	41,252	2,192,544
Boston Scientific Corp. (a)	251,700	1,427,139
C.R. Bard, Inc.	4,752	510,555
Covidien PLC	87,399	4,675,847
Genmark Diagnostics, Inc. (a)	130,019	564,282
Integra LifeSciences Holdings Corp. (a)	9,262	344,361
Nakanishi, Inc.	7,400	752,132
Natus Medical, Inc. (a)	20,898	242,835
Opto Circuits India Ltd.	167,351	467,274
Sirona Dental Systems, Inc. (a)	37,800	1,701,378
		12,932,215
Health Care Providers & Services - 2.4%
Apollo Hospitals Enterprise Ltd.	2,568	28,605
Brookdale Senior Living, Inc. (a)	349,844	6,206,233
Centene Corp. (a)	49,540	1,494,126
Chemed Corp.	21,325	1,288,883
CIGNA Corp.	99,220	4,365,680
Corvel Corp. (a)	8,326	407,974
DaVita, Inc. (a)	25,129	2,467,919
Emeritus Corp. (a)	96,572	1,625,307
Express Scripts Holding Co. (a)	114,032	6,366,407
Humana, Inc.	16,800	1,300,992
McKesson Corp.	63,606	5,963,063
MEDNAX, Inc. (a)	8,335	571,281
Sunrise Senior Living, Inc. (a)	12,194	88,894

	Shares	Value
UnitedHealth Group, Inc.	133,136	$ 7,788,456
WellPoint, Inc.	60,138	3,836,203
		43,800,023
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	101,493	3,982,585
Charles River Laboratories International, Inc. (a)	38,478	1,260,539
		5,243,124
Pharmaceuticals - 2.3%
AVANIR Pharmaceuticals Class A (a)(d)	259,900	1,018,808
Cadence Pharmaceuticals, Inc. (a)	628,546	2,243,909
Cardiome Pharma Corp. (a)	370,529	168,221
Elan Corp. PLC sponsored ADR (a)	89,203	1,301,472
Impax Laboratories, Inc. (a)	52,452	1,063,202
Jazz Pharmaceuticals PLC (a)	28,580	1,286,386
Johnson & Johnson	209,541	14,156,590
Merck & Co., Inc.	344,345	14,376,404
Novo Nordisk A/S Series B	25,482	3,695,830
Sanofi SA	36,800	2,785,792
Watson Pharmaceuticals, Inc. (a)	8,699	643,639
		42,740,253
TOTAL HEALTH CARE		146,424,489
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.9%
DigitalGlobe, Inc. (a)	113,812	1,725,390
GeoEye, Inc. (a)	219,060	3,391,049
Goodrich Corp.	24,000	3,045,600
Honeywell International, Inc.	81,053	4,526,000
Meggitt PLC	517,224	3,121,124
Precision Castparts Corp.	19,185	3,155,741
Raytheon Co.	63,662	3,602,633
Textron, Inc.	148,239	3,686,704
Ultra Electronics Holdings PLC	31,053	771,816
United Technologies Corp.	109,819	8,294,629
		35,320,686
Air Freight & Logistics - 0.6%
Pacer International, Inc. (a)	112,723	610,959
United Parcel Service, Inc. Class B	129,615	10,208,477
		10,819,436
Building Products - 0.4%
Armstrong World Industries, Inc.	15,642	768,961
Lennox International, Inc.	18,169	847,220
Owens Corning (a)	145,718	4,158,792
Quanex Building Products Corp.	86,319	1,543,384
		7,318,357
Commercial Services & Supplies - 0.7%
Corrections Corp. of America	79,652	2,345,751
Multiplus SA	130,900	3,074,211
Republic Services, Inc.	103,745	2,745,093
Steelcase, Inc. Class A	221,608	2,001,120
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Swisher Hygiene, Inc. (a)	261,817	$ 596,157
Swisher Hygiene, Inc. (Canada) (a)	230,900	584,176
The Geo Group, Inc. (a)	17,901	406,711
		11,753,219
Construction & Engineering - 0.7%
AECOM Technology Corp. (a)	88,299	1,452,519
Fluor Corp.	65,825	3,247,806
Foster Wheeler AG (a)	200,368	3,472,377
MasTec, Inc. (a)	114,196	1,717,508
Quanta Services, Inc. (a)	3,000	72,210
Shaw Group, Inc. (a)	127,664	3,486,504
		13,448,924
Electrical Equipment - 1.1%
Alstom SA (d)	65,811	2,076,266
AMETEK, Inc.	37,650	1,879,112
Brady Corp. Class A	32,207	886,015
Emerson Electric Co.	92,371	4,302,641
GrafTech International Ltd. (a)	213,193	2,057,312
Hubbell, Inc. Class B	16,496	1,285,698
Prysmian SpA	146,400	2,175,060
Regal-Beloit Corp.	65,151	4,056,301
Roper Industries, Inc.	13,700	1,350,546
		20,068,951
Industrial Conglomerates - 0.0%
Reunert Ltd.	85,785	713,568
Machinery - 1.6%
Actuant Corp. Class A	90,225	2,450,511
Colfax Corp. (a)	37,976	1,046,998
Cummins, Inc.	28,426	2,754,764
Dover Corp.	28,487	1,527,188
EVA Precision Industrial Holdings Ltd.	592,000	48,649
Fiat Industrial SpA	527,887	5,170,637
GEA Group AG	1,792	47,555
Illinois Tool Works, Inc.	54,952	2,906,411
Ingersoll-Rand PLC	108,282	4,567,335
Manitowoc Co., Inc.	162,283	1,898,711
Navistar International Corp. (a)	57,966	1,644,495
Stanley Black & Decker, Inc.	54,182	3,487,154
Timken Co.	25,709	1,177,215
Valmont Industries, Inc.	10,773	1,303,210
		30,030,833
Marine - 0.0%
Kirby Corp. (a)	4,812	226,549
Ultrapetrol (Bahamas) Ltd. (a)	128,700	151,866
		378,415
Professional Services - 0.4%
Michael Page International PLC	17,959	105,165
Qualicorp SA	117,000	1,022,913

	Shares	Value
Randstad Holding NV	79,480	$ 2,330,987
Robert Half International, Inc.	68,230	1,949,331
SR Teleperformance SA	47,123	1,037,038
		6,445,434
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	22,500	1,341,000
Norfolk Southern Corp.	35,900	2,576,543
Union Pacific Corp.	56,025	6,684,343
Universal Truckload Services, Inc.	48,444	732,715
		11,334,601
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co.	79,776	871,952
Rush Enterprises, Inc. Class A (a)	35,519	580,736
Watsco, Inc.	29,515	2,178,207
		3,630,895
TOTAL INDUSTRIALS		151,263,319
INFORMATION TECHNOLOGY - 14.0%
Communications Equipment - 1.4%
Brocade Communications Systems, Inc. (a)	285,347	1,406,761
Calix Networks, Inc. (a)	87,472	719,020
Cisco Systems, Inc.	535,145	9,188,440
Comverse Technology, Inc. (a)	628,992	3,660,733
Harris Corp.	5,817	243,441
Motorola Solutions, Inc.	46,800	2,251,548
Polycom, Inc. (a)	161,608	1,700,116
QUALCOMM, Inc.	38,208	2,127,421
Riverbed Technology, Inc. (a)	152,400	2,461,260
ViaSat, Inc. (a)	52,362	1,977,713
		25,736,453
Computers & Peripherals - 3.4%
Apple, Inc. (a)	103,336	60,348,208
Gemalto NV	30,683	2,197,352
		62,545,560
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	69,399	2,276,981
Avnet, Inc. (a)	117,571	3,628,241
Corning, Inc.	348,148	4,501,554
Flextronics International Ltd. (a)	112,471	697,320
Jabil Circuit, Inc.	59,168	1,202,885
Molex, Inc.	83,725	2,004,377
TE Connectivity Ltd.	77,917	2,486,331
		16,797,689
Internet Software & Services - 0.4%
Cornerstone OnDemand, Inc. (a)	12,857	306,125
Facebook, Inc. Class B (a)(h)	61,519	1,723,024
Google, Inc. Class A (a)	2,973	1,724,548
QuinStreet, Inc. (a)	106,692	987,968
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Velti PLC (a)	139,100	$ 904,150
Yahoo!, Inc. (a)	85,834	1,358,752
		7,004,567
IT Services - 2.6%
Accenture PLC Class A	22,063	1,325,766
Acxiom Corp. (a)	29,426	444,627
Amdocs Ltd. (a)	44,464	1,321,470
Cognizant Technology Solutions Corp. Class A (a)	95,012	5,700,720
EPAM Systems, Inc.	28,300	480,817
ExlService Holdings, Inc. (a)	30,650	755,216
Fidelity National Information Services, Inc.	89,260	3,041,981
Fiserv, Inc. (a)	34,140	2,465,591
Heartland Payment Systems, Inc.	41,518	1,248,861
IBM Corp.	56,032	10,958,739
Jack Henry & Associates, Inc.	5,985	206,602
MasterCard, Inc. Class A	7,077	3,043,888
Maximus, Inc.	14,301	740,077
Redecard SA	48,200	788,335
ServiceSource International, Inc. (a)	186,864	2,588,066
Unisys Corp. (a)	166,664	3,258,281
Virtusa Corp. (a)	46,081	615,181
Visa, Inc. Class A	69,969	8,650,267
		47,634,485
Office Electronics - 0.2%
Xerox Corp.	481,839	3,792,073
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	79,060	2,978,190
Applied Micro Circuits Corp. (a)	56,990	325,983
ASAT Holdings Ltd. (a)	1,762	0
ASML Holding NV	179,759	9,243,208
Avago Technologies Ltd.	68,422	2,456,350
Cirrus Logic, Inc. (a)	118,352	3,536,358
Cree, Inc. (a)	51,756	1,328,577
Cymer, Inc. (a)	110,521	6,515,213
Entropic Communications, Inc. (a)	295,185	1,664,843
Fairchild Semiconductor International, Inc. (a)	55,689	785,215
Freescale Semiconductor Holdings I Ltd. (a)	258,146	2,645,997
LTX-Credence Corp. (a)	459,619	3,079,447
Maxim Integrated Products, Inc.	117,857	3,021,853
Micron Technology, Inc. (a)	275,378	1,737,635
NXP Semiconductors NV (a)	189,480	4,405,410
ON Semiconductor Corp. (a)	296,043	2,101,905
RF Micro Devices, Inc. (a)	747,107	3,175,205
Samsung Electronics Co. Ltd.	2,461	2,615,369
Skyworks Solutions, Inc. (a)	147,895	4,047,886

	Shares	Value
Spansion, Inc. Class A (a)	90,657	$ 995,414
TriQuint Semiconductor, Inc. (a)	310,882	1,709,851
		58,369,909
Software - 1.9%
Adobe Systems, Inc. (a)	50,900	1,647,633
Autodesk, Inc. (a)	33,900	1,186,161
Citrix Systems, Inc. (a)	73,730	6,188,896
Electronic Arts, Inc. (a)	53,299	658,243
JDA Software Group, Inc. (a)	35,564	1,055,895
Microsoft Corp.	482,163	14,749,366
Nuance Communications, Inc. (a)	47,224	1,124,876
Opnet Technologies, Inc.	47,918	1,274,140
Oracle Corp.	175,577	5,214,637
Royalblue Group PLC	31,463	763,775
ServiceNow, Inc.	5,600	137,760
VMware, Inc. Class A (a)	1,200	109,248
		34,110,630
TOTAL INFORMATION TECHNOLOGY		255,991,366
MATERIALS - 2.7%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	7,700	621,621
Ashland, Inc.	28,094	1,947,195
CF Industries Holdings, Inc.	8,111	1,571,425
Clariant AG (Reg.)	393,232	3,863,339
Kraton Performance Polymers, Inc. (a)	45,400	994,714
LyondellBasell Industries NV Class A	82,766	3,332,987
PetroLogistics LP	125,300	1,348,228
Spartech Corp. (a)	205,033	1,060,021
The Mosaic Co.	27,228	1,491,005
W.R. Grace & Co. (a)	151,874	7,662,043
		23,892,578
Construction Materials - 0.1%
CEMEX SA de CV sponsored ADR	57,668	388,106
HeidelbergCement Finance AG	20,590	984,029
		1,372,135
Containers & Packaging - 0.1%
Nampak Ltd.	465,045	1,422,165
Rock-Tenn Co. Class A	23,022	1,255,850
Youyuan International Holdings Ltd.	348,000	67,838
		2,745,853
Metals & Mining - 1.2%
Agnico-Eagle Mines Ltd. (Canada)	48,300	1,956,480
Anglo American PLC (United Kingdom)	31,300	1,023,793
Avion Gold Corp. (a)	470,900	210,450
Avion Gold Corp. (e)	39,600	17,698
Commercial Metals Co.	221,365	2,798,054
Copper Mountain Mining Corp. (a)	76,600	251,296
Eldorado Gold Corp.	90,209	1,111,110
First Quantum Minerals Ltd.	50,100	885,768
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	38,756	$ 1,320,417
Goldcorp, Inc.	74,400	2,801,053
Ivanhoe Mines Ltd.	304,070	2,998,588
Ivanhoe Mines Ltd. rights 7/19/12 (a)	304,070	274,771
Newcrest Mining Ltd.	52,169	1,214,030
Randgold Resources Ltd. sponsored ADR	52,758	4,748,748
SunCoke Energy, Inc. (a)	25,704	376,564
		21,988,820
TOTAL MATERIALS		49,999,386
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
CenturyLink, Inc.	95,951	3,789,105
China Unicom Ltd.	758,000	953,170
Frontier Communications Corp. (d)	248,780	952,827
PT Telkomunikasi Indonesia Tbk sponsored ADR	41,886	1,458,889
		7,153,991
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)	3,000	175,980
SBA Communications Corp. Class A (a)	79,301	4,524,122
		4,700,102
TOTAL TELECOMMUNICATION SERVICES		11,854,093
UTILITIES - 1.9%
Electric Utilities - 1.0%
Duke Energy Corp.	281,667	6,495,241
Edison International	94,569	4,369,088
NextEra Energy, Inc.	66,013	4,542,355
Northeast Utilities	57,150	2,217,992
		17,624,676
Independent Power Producers & Energy Traders - 0.3%
The AES Corp. (a)	453,587	5,819,521
Multi-Utilities - 0.6%
CMS Energy Corp.	28,083	659,951
National Grid PLC	159,642	1,691,890
PG&E Corp.	77,195	3,494,618
Sempra Energy	70,027	4,823,460
		10,669,919
TOTAL UTILITIES		34,114,116
TOTAL COMMON STOCKS (Cost $1,105,851,223)		1,203,366,314
Preferred Stocks - 0.3%
	Shares	Value
Convertible Preferred Stocks - 0.3%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. 7.50%	21,500	$ 1,839,540
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
KaloBios Pharmaceuticals, Inc. Series E (a)(h)	227,000	771,800
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	23,900	1,259,291
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
Unisys Corp. Series A, 6.25%	13,700	811,588
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	0
TOTAL INFORMATION TECHNOLOGY		811,588
TOTAL CONVERTIBLE PREFERRED STOCKS		4,682,219
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	3,800	599,189
TOTAL PREFERRED STOCKS (Cost $5,459,212)		5,281,408
Convertible Bonds - 0.4%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (h)	$ 1,162,000	967,934
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (e)	2,396,000	1,018,300
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (h)	516,700	516,700
Convertible Bonds - continued
	Principal Amount	Value
MATERIALS - 0.2%
Metals & Mining - 0.2%
Ivanplats Ltd.:
8% 11/10/14 pay-in-kind (f)(h)	$ 4,002,000	$ 4,150,474
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (e)	540,000	336,150
TOTAL CONVERTIBLE BONDS (Cost $7,417,095)		6,989,558
Fixed-Income Funds - 30.0%
	Shares
Fidelity High Income Central Fund 2 (g)	837,005	93,125,139
Fidelity VIP Investment Grade Central Fund (g)	4,171,633	456,585,229
TOTAL FIXED-INCOME FUNDS (Cost $505,103,434)		549,710,368
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (b)	63,555,423	63,555,423
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	13,924,479	13,924,479
TOTAL MONEY MARKET FUNDS (Cost $77,479,902)		77,479,902
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $1,701,310,866)	1,842,827,550
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(9,318,356)
NET ASSETS - 100%	$ 1,833,509,194
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,123,062 or 0.2% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,455,860 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 1,162,000
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11	$ 516,700
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 1,538,390
Halcon Resources Corp.	3/1/12	$ 1,260,000
Horizon Pharma, Inc.	2/29/12	$ 576,371
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 5,017
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	11/10/11 - 3/28/12	$ 4,045,563
KaloBios Pharmaceuticals, Inc. Series E	5/2/12	$ 771,800
Mood Media Corp.	2/2/11	$ 514,497
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,366
Fidelity High Income Central Fund 2	3,185,220
Fidelity Securities Lending Cash Central Fund	194,745
Fidelity VIP Investment Grade Central Fund	6,598,380
Total	$ 10,012,711
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 86,450,004	$ 3,185,220	$ -	$ 93,125,139	13.0%
Fidelity VIP Investment Grade Central Fund	441,409,699	7,690,061	-	456,585,229	10.9%
Total	$ 527,859,703	$ 10,875,281	$ -	$ 549,710,368
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 143,064,008	$ 140,045,851	$ 3,018,155	$ 2
Consumer Staples	119,748,599	113,235,238	6,513,361	-
Energy	130,219,473	128,880,983	1,338,490	-
Financials	163,126,194	160,570,137	2,556,056	1
Health Care	147,196,289	138,574,299	7,850,190	771,800
Industrials	152,522,610	151,877,804	644,806	-
Information Technology	256,802,954	252,464,561	4,338,393	-
Materials	49,999,386	48,717,518	1,281,868	-
Telecommunication Services	11,854,093	10,900,923	953,170	-
Utilities	34,114,116	32,422,226	1,691,890	-
Corporate Bonds	6,989,558	-	2,322,384	4,667,174
Fixed-Income Funds	549,710,368	549,710,368	-	-
Money Market Funds	77,479,902	77,479,902	-	-
Total Investments in Securities:	$ 1,842,827,550	$ 1,804,879,810	$ 32,508,763	$ 5,438,977
Other Information
The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each non-money market Fidelity Central Fund.
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	19.5%
AAA,AA,A	3.5%
BBB	3.7%
BB	1.7%
B	2.8%
CCC,CC,C	0.5%
D	0.0%*
Not Rated	0.3%
Equities	66.0%
Short-Term Investments and Net Other Assets	2.0%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.0%
Canada	1.8%
United Kingdom	1.6%
Netherlands	1.3%
Others (Individually Less Than 1%)	8.3%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $13,922,020) - See accompanying schedule: Unaffiliated issuers (cost $1,118,727,530)	$ 1,215,637,280
Fidelity Central Funds (cost $582,583,336)	627,190,270
Total Investments (cost $1,701,310,866)		$ 1,842,827,550
Cash		1,196
Foreign currency held at value (cost $11,476)		11,686
Receivable for investments sold		9,744,865
Receivable for fund shares sold		418,863
Dividends receivable		1,322,526
Interest receivable		319,821
Distributions receivable from Fidelity Central Funds		82,278
Other receivables		23,954
Total assets		1,854,752,739

Liabilities
Payable for investments purchased	$ 5,522,385
Payable for fund shares redeemed	753,526
Accrued management fee	609,635
Distribution and service plan fees payable	63,900
Other affiliated payables	285,120
Other payables and accrued expenses	84,500
Collateral on securities loaned, at value	13,924,479
Total liabilities		21,243,545

Net Assets		$ 1,833,509,194
Net Assets consist of:
Paid in capital		$ 1,663,596,924
Undistributed net investment income		14,115,884
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,282,926
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		141,513,460
Net Assets		$ 1,833,509,194

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($176,920,673 ÷ 11,647,143 shares)	$ 15.19

Service Class: Net Asset Value, offering price and redemption price per share ($3,770,562 ÷ 249,240 shares)	$ 15.13

Service Class 2: Net Asset Value, offering price and redemption price per share ($313,776,271 ÷ 20,983,068 shares)	$ 14.95

Investor Class: Net Asset Value, offering price and redemption price per share ($1,339,041,688 ÷ 88,628,039 shares)	$ 15.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)
Investment Income
Dividends		$ 10,265,012
Interest		301,936
Income from Fidelity Central Funds		10,012,711
Total income		20,579,659

Expenses
Management fee	$ 3,782,876
Transfer agent fees	1,230,710
Distribution and service plan fees	396,174
Accounting and security lending fees	364,103
Custodian fees and expenses	104,314
Independent trustees' compensation	5,926
Audit	41,873
Legal	4,093
Miscellaneous	10,899
Total expenses before reductions	5,940,968
Expense reductions	(35,436)	5,905,532
Net investment income (loss)		14,674,127
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	32,407,977
Foreign currency transactions	(13,455)
Capital gain distributions from Fidelity Central Funds	1,089,696
Total net realized gain (loss)		33,484,218
Change in net unrealized appreciation (depreciation) on: Investment securities	79,658,712
Assets and liabilities in foreign currencies	1,215
Total change in net unrealized appreciation (depreciation)		79,659,927
Net gain (loss)		113,144,145
Net increase (decrease) in net assets resulting from operations		$ 127,818,272

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,674,127	$ 28,760,929
Net realized gain (loss)	33,484,218	119,690,728
Change in net unrealized appreciation (depreciation)	79,659,927	(217,856,528)
Net increase (decrease) in net assets resulting from operations	127,818,272	(69,404,871)
Distributions to shareholders from net investment income	-	(28,810,861)
Distributions to shareholders from net realized gain	(64,043,231)	(4,909,022)
Total distributions	(64,043,231)	(33,719,883)
Share transactions - net increase (decrease)	38,605,744	16,583,734
Total increase (decrease) in net assets	102,380,785	(86,541,020)

Net Assets
Beginning of period	1,731,128,409	1,817,669,429
End of period (including undistributed net investment income of $14,115,884 and distributions in excess of net investment income of $566,637, respectively)	$ 1,833,509,194	$ 1,731,128,409

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.63	$ 15.50	$ 13.41	$ 9.87	$ 15.83	$ 15.64
Income from Investment Operations
Net investment income (loss) E	.13	.26	.25	.23	.31	.36
Net realized and unrealized gain (loss)	.97	(.83)	2.17	3.57	(5.54)	.99
Total from investment operations	1.10	(.57)	2.42	3.80	(5.23)	1.35
Distributions from net investment income	-	(.26)	(.25)	(.22)	(.24)	(.54)
Distributions from net realized gain	(.54)	(.04)	(.08)	(.04)	(.49)	(.62)
Total distributions	(.54)	(.30)	(.33)	(.26) I	(.73)	(1.16)
Net asset value, end of period	$ 15.19	$ 14.63	$ 15.50	$ 13.41	$ 9.87	$ 15.83
Total Return B,C,D	7.46%	(3.61)%	18.07%	38.60%	(33.96)%	8.98%
Ratios to Average Net Assets F,H
Expenses before reductions	.54% A	.54%	.55%	.56%	.55%	.57%
Expenses net of fee waivers, if any	.54% A	.54%	.54%	.56%	.55%	.57%
Expenses net of all reductions	.53% A	.53%	.54%	.55%	.55%	.57%
Net investment income (loss)	1.68% A	1.67%	1.75%	2.03%	2.34%	2.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 176,921	$ 171,959	$ 202,766	$ 185,849	$ 149,711	$ 274,561
Portfolio turnover rate G	53% A	47%	62%	63%	64%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.26 per share is comprised of distributions from net investment income of $.224 and distributions from net realized gain of $.035 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.58	$ 15.45	$ 13.36	$ 9.84	$ 15.77	$ 15.55
Income from Investment Operations
Net investment income (loss) E	.12	.24	.23	.22	.30	.34
Net realized and unrealized gain (loss)	.97	(.83)	2.17	3.54	(5.52)	.99
Total from investment operations	1.09	(.59)	2.40	3.76	(5.22)	1.33
Distributions from net investment income	-	(.24)	(.23)	(.21)	(.22)	(.49)
Distributions from net realized gain	(.54)	(.04)	(.08)	(.04)	(.49)	(.62)
Total distributions	(.54)	(.28)	(.31)	(.24) I	(.71)	(1.11)
Net asset value, end of period	$ 15.13	$ 14.58	$ 15.45	$ 13.36	$ 9.84	$ 15.77
Total Return B,C,D	7.41%	(3.78)%	17.99%	38.36%	(34.02)%	8.90%
Ratios to Average Net Assets F,H
Expenses before reductions	.67% A	.67%	.68%	.69%	.68%	.68%
Expenses net of fee waivers, if any	.67% A	.67%	.67%	.69%	.68%	.68%
Expenses net of all reductions	.67% A	.67%	.67%	.69%	.68%	.68%
Net investment income (loss)	1.55% A	1.54%	1.62%	1.90%	2.22%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,771	$ 3,930	$ 5,126	$ 6,221	$ 4,983	$ 9,376
Portfolio turnover rate G	53% A	47%	62%	63%	64%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.24 per share is comprised of distributions from net investment income of $.209 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.43	$ 15.29	$ 13.24	$ 9.75	$ 15.65	$ 15.46
Income from Investment Operations
Net investment income (loss) E	.11	.22	.21	.20	.27	.31
Net realized and unrealized gain (loss)	.95	(.81)	2.13	3.53	(5.47)	.98
Total from investment operations	1.06	(.59)	2.34	3.73	(5.20)	1.29
Distributions from net investment income	-	(.23)	(.21)	(.20)	(.21)	(.48)
Distributions from net realized gain	(.54)	(.04)	(.08)	(.04)	(.49)	(.62)
Total distributions	(.54)	(.27)	(.29)	(.24) I	(.70)	(1.10)
Net asset value, end of period	$ 14.95	$ 14.43	$ 15.29	$ 13.24	$ 9.75	$ 15.65
Total Return B,C,D	7.28%	(3.83)%	17.76%	38.32%	(34.15)%	8.72%
Ratios to Average Net Assets F,H
Expenses before reductions	.79% A	.79%	.80%	.81%	.81%	.82%
Expenses net of fee waivers, if any	.79% A	.79%	.79%	.81%	.81%	.82%
Expenses net of all reductions	.78% A	.78%	.79%	.80%	.80%	.82%
Net investment income (loss)	1.43% A	1.43%	1.50%	1.78%	2.09%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,776	$ 290,719	$ 260,051	$ 195,356	$ 102,009	$ 120,116
Portfolio turnover rate G	53% A	47%	62%	63%	64%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.24 per share is comprised of distributions from net investment income of $.201 and distributions from net realized gain of $.035 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 14.56	$ 15.43	$ 13.35	$ 9.83	$ 15.77	$ 15.59
Income from Investment Operations
Net investment income (loss) E	.12	.24	.23	.22	.29	.34
Net realized and unrealized gain (loss)	.97	(.82)	2.17	3.55	(5.50)	.99
Total from investment operations	1.09	(.58)	2.40	3.77	(5.21)	1.33
Distributions from net investment income	-	(.25)	(.24)	(.21)	(.24)	(.53)
Distributions from net realized gain	(.54)	(.04)	(.08)	(.04)	(.49)	(.62)
Total distributions	(.54)	(.29)	(.32)	(.25) I	(.73)	(1.15)
Net asset value, end of period	$ 15.11	$ 14.56	$ 15.43	$ 13.35	$ 9.83	$ 15.77
Total Return B,C,D	7.42%	(3.71)%	17.99%	38.45%	(33.99)%	8.89%
Ratios to Average Net Assets F,H
Expenses before reductions	.62% A	.62%	.63%	.65%	.64%	.68%
Expenses net of fee waivers, if any	.62% A	.62%	.62%	.65%	.64%	.68%
Expenses net of all reductions	.62% A	.62%	.62%	.65%	.64%	.68%
Net investment income (loss)	1.60% A	1.59%	1.67%	1.93%	2.25%	2.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,339,042	$ 1,264,520	$ 1,349,726	$ 1,178,752	$ 766,380	$ 396,524
Portfolio turnover rate G	53% A	47%	62%	63%	64%	41%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.214 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Balanced Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity High Income Central Fund 2	FMR Co., Inc. (FMRC)

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, in-kind transactions, foreign currency transactions, passive foreign investment companies (PFIC), market discount, contingent interest, equity-debt classifications, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 256,737,347
Gross unrealized depreciation	(114,576,439)
Net unrealized appreciation (depreciation) on securities and other investments	$ 142,160,908

Tax cost	$ 1,700,666,642

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $480,977,256 and $542,421,376, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .41% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 2,041
Service Class 2	394,133
$ 396,174

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 67,096
Service Class	2,229
Service Class 2	113,419
Investor Class	1,047,966
$ 1,230,710

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $416 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,693 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $356,080. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $194,745, including $4,879 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $35,432 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 3,011,463
Service Class	-	63,506
Service Class 2	-	4,503,832
Investor Class	-	21,232,060
Total	$ -	$ 28,810,861
From net realized gain
Initial Class	$ 6,289,200	$ 483,347
Service Class	143,553	11,156
Service Class 2	10,991,130	835,390
Investor Class	46,619,348	3,579,129
Total	$ 64,043,231	$ 4,909,022

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	509,867	985,703	$ 7,854,260	$ 15,409,590
Reinvestment of distributions	407,860	244,082	6,289,200	3,494,810
Shares redeemed	(1,024,117)	(2,557,912)	(15,675,623)	(39,287,840)
Net increase (decrease)	(106,390)	(1,328,127)	$ (1,532,163)	$ (20,383,440)
Service Class
Shares sold	1,047	4,264	$ 16,034	$ 66,591
Reinvestment of distributions	9,340	5,231	143,553	74,662
Shares redeemed	(30,634)	(71,853)	(466,046)	(1,113,007)
Net increase (decrease)	(20,247)	(62,358)	$ (306,459)	$ (971,754)
Service Class 2
Shares sold	1,890,790	6,074,928	$ 28,604,053	$ 92,544,086
Reinvestment of distributions	723,101	378,277	10,991,130	5,339,222
Shares redeemed	(1,780,620)	(3,309,474)	(26,859,595)	(49,863,501)
Net increase (decrease)	833,271	3,143,731	$ 12,735,588	$ 48,019,807
Investor Class
Shares sold	1,233,302	3,144,734	$ 18,943,094	$ 49,528,174
Reinvestment of distributions	3,039,071	1,741,565	46,619,348	24,811,189
Shares redeemed	(2,491,441)	(5,529,690)	(37,853,664)	(84,420,242)
Net increase (decrease)	1,780,932	(643,391)	$ 27,708,778	$ (10,080,879)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 81% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPBAL-SANN-0812
1.705697.114

Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	3	An example of shareholder expenses.
Investment Changes	4	A summary of major shifts in the fund's investments over the past six months.
Investments	5	A complete list of the fund's investments with their market values.
Financial Statements	8	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	12	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.82%
Actual		$ 1,000.00	$ 1,153.30	$ 4.39
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.12
Service Class	.90%
Actual		$ 1,000.00	$ 1,153.00	$ 4.82
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.52
Service Class 2	1.07%
Actual		$ 1,000.00	$ 1,151.00	$ 5.72
HypotheticalA		$ 1,000.00	$ 1,019.54	$ 5.37
Investor Class	.89%
Actual		$ 1,000.00	$ 1,152.10	$ 4.76
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.47

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.2	3.6
United Continental Holdings, Inc.	4.2	4.4
Lorillard, Inc.	3.8	3.3
TJX Companies, Inc.	3.7	3.2
Biogen Idec, Inc.	3.0	2.8
DSW, Inc. Class A	2.6	2.2
Occidental Petroleum Corp.	2.4	3.5
Bed Bath & Beyond, Inc.	2.4	2.3
PVH Corp.	2.4	2.3
Microsoft Corp.	2.2	0.0
	31.9
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	31.9	31.5
Information Technology	16.6	12.9
Consumer Staples	13.9	9.2
Industrials	9.9	12.2
Health Care	7.7	4.6
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 93.8%		Stocks 92.1%
	Short-Term Investments and Net Other Assets (Liabilities) 6.2%		Short-Term Investments and Net Other Assets (Liabilities) 7.9%
* Foreign investments	2.6%	** Foreign investments	3.2%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
CONSUMER DISCRETIONARY - 31.9%
Automobiles - 0.6%
Ford Motor Co.	40,967	$ 392,874
Hotels, Restaurants & Leisure - 5.7%
Las Vegas Sands Corp.	22,715	987,875
Paddy Power PLC (Ireland)	14,742	961,717
Starbucks Corp.	24,335	1,297,542
Wyndham Worldwide Corp.	8,910	469,913
		3,717,047
Household Durables - 1.8%
M.D.C. Holdings, Inc.	21,345	697,341
PulteGroup, Inc. (a)	44,645	477,702
		1,175,043
Internet & Catalog Retail - 0.6%
Expedia, Inc.	4,973	239,052
HSN, Inc.	3,700	149,295
		388,347
Media - 4.5%
Cablevision Systems Corp. - NY Group Class A	50,737	674,295
Charter Communications, Inc. Class A (a)	4,422	313,387
Comcast Corp. Class A	24,272	775,976
Interpublic Group of Companies, Inc.	102,578	1,112,971
		2,876,629
Specialty Retail - 13.8%
Ascena Retail Group, Inc. (a)	3,231	60,161
AutoZone, Inc. (a)	931	341,835
Bed Bath & Beyond, Inc. (a)	24,960	1,542,528
DSW, Inc. Class A	30,635	1,666,544
Express, Inc. (a)	34,345	624,049
Genesco, Inc. (a)	1,300	78,195
Home Depot, Inc.	15,019	795,857
Limited Brands, Inc.	24,517	1,042,708
TJX Companies, Inc.	55,520	2,383,474
Ulta Salon, Cosmetics & Fragrance, Inc.	4,771	445,516
		8,980,867
Textiles, Apparel & Luxury Goods - 4.9%
Coach, Inc.	15,762	921,762
Oxford Industries, Inc.	9,284	414,995
PVH Corp.	19,611	1,525,540
Vera Bradley, Inc. (a)(d)	15,795	332,959
		3,195,256
TOTAL CONSUMER DISCRETIONARY		20,726,063
CONSUMER STAPLES - 13.9%
Beverages - 2.7%
Dr Pepper Snapple Group, Inc.	9,890	432,688

	Shares	Value
Monster Beverage Corp. (a)	7,526	$ 535,851
The Coca-Cola Co.	10,546	824,592
		1,793,131
Food & Staples Retailing - 2.7%
Wal-Mart Stores, Inc.	14,934	1,041,198
Whole Foods Market, Inc.	7,248	690,879
		1,732,077
Personal Products - 0.6%
Estee Lauder Companies, Inc. Class A	7,663	414,722
Tobacco - 7.9%
Altria Group, Inc.	37,552	1,297,422
Lorillard, Inc.	18,660	2,462,187
Reynolds American, Inc.	30,150	1,352,831
		5,112,440
TOTAL CONSUMER STAPLES		9,052,370
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	9,369	620,228
Occidental Petroleum Corp.	18,590	1,594,464
Suncor Energy, Inc.	14,900	430,857
		2,645,549
FINANCIALS - 3.6%
Capital Markets - 0.3%
T. Rowe Price Group, Inc.	3,065	192,972
Commercial Banks - 0.5%
Wells Fargo & Co.	10,477	350,351
Consumer Finance - 0.5%
American Express Co.	5,466	318,176
Diversified Financial Services - 0.1%
PHH Corp. (a)	4,000	69,920
Insurance - 0.2%
Fidelity National Financial, Inc. Class A	6,100	117,486
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	4,454	149,699
MFA Financial, Inc.	6,651	52,476
Two Harbors Investment Corp.	6,617	68,552
		270,727
Real Estate Management & Development - 1.3%
Altisource Portfolio Solutions SA (a)	3,561	260,772
CBRE Group, Inc. (a)	35,562	581,794
		842,566
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	8,426	158,240
TOTAL FINANCIALS		2,320,438
HEALTH CARE - 7.7%
Biotechnology - 5.7%
Alexion Pharmaceuticals, Inc. (a)	4,129	410,010
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc.	18,396	$ 1,343,644
Biogen Idec, Inc. (a)	13,508	1,950,285
		3,703,939
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	7,733	411,009
Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	15,617	913,595
TOTAL HEALTH CARE		5,028,543
INDUSTRIALS - 9.9%
Aerospace & Defense - 1.5%
Textron, Inc.	40,262	1,001,316
Airlines - 5.8%
Delta Air Lines, Inc. (a)	23,401	256,241
United Continental Holdings, Inc. (a)(d)	112,675	2,741,383
US Airways Group, Inc. (a)(d)	58,470	779,405
		3,777,029
Industrial Conglomerates - 0.7%
Danaher Corp.	8,634	449,659
Machinery - 0.5%
Chart Industries, Inc. (a)	4,608	316,846
Road & Rail - 0.6%
Union Pacific Corp.	3,326	396,825
Trading Companies & Distributors - 0.8%
WESCO International, Inc. (a)	8,951	515,130
TOTAL INDUSTRIALS		6,456,805
INFORMATION TECHNOLOGY - 16.6%
Communications Equipment - 0.6%
QUALCOMM, Inc.	7,140	397,555
Computers & Peripherals - 5.2%
Apple, Inc. (a)	5,820	3,398,878
Internet Software & Services - 5.3%
eBay, Inc. (a)	16,535	694,635
Google, Inc. Class A (a)	2,239	1,298,777
VeriSign, Inc. (a)	32,608	1,420,731
		3,414,143
IT Services - 1.0%
Paychex, Inc.	7,831	245,972
Visa, Inc. Class A	3,165	391,289
		637,261
Software - 4.5%
Autodesk, Inc. (a)	19,956	698,260
Intuit, Inc.	8,942	530,708
Kenexa Corp. (a)	6,134	178,070

	Shares	Value
Microsoft Corp.	47,963	$ 1,467,188
Splunk, Inc. (d)	1,877	52,744
		2,926,970
TOTAL INFORMATION TECHNOLOGY		10,774,807
MATERIALS - 1.7%
Chemicals - 1.7%
Solutia, Inc.	38,249	1,072,884
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	15,448	550,876
Verizon Communications, Inc.	18,207	809,119
		1,359,995
UTILITIES - 2.3%
Electric Utilities - 1.5%
Edison International	7,776	359,251
Northeast Utilities	7,272	282,226
Southern Co.	7,207	333,684
		975,161
Multi-Utilities - 0.8%
PG&E Corp.	4,878	220,827
Sempra Energy	4,800	330,624
		551,451
TOTAL UTILITIES		1,526,612
TOTAL COMMON STOCKS (Cost $54,224,134)		60,964,066
Money Market Funds - 10.6%

Fidelity Cash Central Fund, 0.17% (b)	6,100,801	6,100,801
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	780,573	780,573
TOTAL MONEY MARKET FUNDS (Cost $6,881,374)		6,881,374
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $61,105,508)		67,845,440
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(2,865,242)
NET ASSETS - 100%		$ 64,980,198
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,153
Fidelity Securities Lending Cash Central Fund	13,272
Total	$ 17,425
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $772,819) - See accompanying schedule: Unaffiliated issuers (cost $54,224,134)	$ 60,964,066
Fidelity Central Funds (cost $6,881,374)	6,881,374
Total Investments (cost $61,105,508)		$ 67,845,440
Cash		7
Receivable for investments sold		896,472
Receivable for fund shares sold		19,429
Dividends receivable		66,161
Distributions receivable from Fidelity Central Funds		2,256
Other receivables		1,040
Total assets		68,830,805

Liabilities
Payable for investments purchased	$ 2,908,763
Payable for fund shares redeemed	89,989
Accrued management fee	28,543
Distribution and service plan fees payable	2,934
Other affiliated payables	8,545
Other payables and accrued expenses	31,260
Collateral on securities loaned, at value	780,573
Total liabilities		3,850,607

Net Assets		$ 64,980,198
Net Assets consist of:
Paid in capital		$ 58,363,363
Undistributed net investment income		138,656
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(261,790)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		6,739,969
Net Assets		$ 64,980,198

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($18,888,598 ÷ 1,992,129 shares)	$ 9.48

Service Class: Net Asset Value, offering price and redemption price per share ($161,311 ÷ 17,128 shares)	$ 9.42

Service Class 2: Net Asset Value, offering price and redemption price per share ($14,736,092 ÷ 1,584,757 shares)	$ 9.30

Investor Class: Net Asset Value, offering price and redemption price per share ($31,194,197 ÷ 3,293,859 shares)	$ 9.47

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 380,200
Interest		15
Income from Fidelity Central Funds		17,425
Total income		397,640

Expenses
Management fee	$ 158,922
Transfer agent fees	35,350
Distribution and service plan fees	17,289
Accounting and security lending fees	11,166
Custodian fees and expenses	17,057
Independent trustees' compensation	177
Audit	20,899
Legal	120
Miscellaneous	246
Total expenses before reductions	261,226
Expense reductions	(2,242)	258,984
Net investment income (loss)		138,656
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,224,818
Foreign currency transactions	(313)
Total net realized gain (loss)		3,224,505
Change in net unrealized appreciation (depreciation) on: Investment securities	4,163,942
Assets and liabilities in foreign currencies	36
Total change in net unrealized appreciation (depreciation)		4,163,978
Net gain (loss)		7,388,483
Net increase (decrease) in net assets resulting from operations		$ 7,527,139

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 138,656	$ 108,221
Net realized gain (loss)	3,224,505	3,451,113
Change in net unrealized appreciation (depreciation)	4,163,978	(4,899,895)
Net increase (decrease) in net assets resulting from operations	7,527,139	(1,340,561)
Distributions to shareholders from net investment income	-	(83,148)
Share transactions - net increase (decrease)	8,693,951	(7,669,372)
Total increase (decrease) in net assets	16,221,090	(9,093,081)

Net Assets
Beginning of period	48,759,108	57,852,189
End of period (including undistributed net investment income of $138,656 and undistributed net investment income of $0, respectively)	$ 64,980,198	$ 48,759,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.47	$ 7.17	$ 5.28	$ 9.13	$ 9.61
Income from Investment Operations
Net investment income (loss) E	.03	.03	- I	.03	.03	.04
Net realized and unrealized gain (loss)	1.23	(.26)	1.32	1.88	(3.78)	.65
Total from investment operations	1.26	(.23)	1.32	1.91	(3.75)	.69
Distributions from net investment income	-	(.02)	(.02)	(.02)	(.05)	(.04)
Distributions from net realized gain	-	-	-	-	(.05)	(1.13)
Total distributions	-	(.02)	(.02)	(.02)	(.10)	(1.17)
Net asset value, end of period	$ 9.48	$ 8.22	$ 8.47	$ 7.17	$ 5.28	$ 9.13
Total Return B, C, D	15.33%	(2.69)%	18.41%	36.10%	(41.23)%	7.12%
Ratios to Average Net Assets F, H
Expenses before reductions	.82% A	.87%	.88%	.93%	.84%	.77%
Expenses net of fee waivers, if any	.82% A	.85%	.85%	.85%	.84%	.77%
Expenses net of all reductions	.81% A	.84%	.83%	.83%	.84%	.76%
Net investment income (loss)	.58% A	.30%	(.02)%	.50%	.42%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,889	$ 13,817	$ 18,907	$ 16,986	$ 15,794	$ 42,887
Portfolio turnover rate G	170% A	168%	206%	221%	161%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.17	$ 8.41	$ 7.14	$ 5.25	$ 9.07	$ 9.56
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.01)	.02	.02	.03
Net realized and unrealized gain (loss)	1.23	(.25)	1.30	1.88	(3.75)	.64
Total from investment operations	1.25	(.23)	1.29	1.90	(3.73)	.67
Distributions from net investment income	-	(.01)	(.02)	(.01)	(.04)	(.03)
Distributions from net realized gain	-	-	-	-	(.05)	(1.13)
Total distributions	-	(.01)	(.02)	(.01)	(.09)	(1.16)
Net asset value, end of period	$ 9.42	$ 8.17	$ 8.41	$ 7.14	$ 5.25	$ 9.07
Total Return B, C, D	15.30%	(2.68)%	18.06%	36.17%	(41.30)%	6.93%
Ratios to Average Net Assets F, H
Expenses before reductions	.90% A	.95%	.96%	1.02%	.94%	.86%
Expenses net of fee waivers, if any	.90% A	.95%	.95%	.95%	.94%	.86%
Expenses net of all reductions	.90% A	.94%	.93%	.94%	.93%	.86%
Net investment income (loss)	.50% A	.20%	(.12)%	.40%	.32%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 161	$ 141	$ 181	$ 217	$ 226	$ 666
Portfolio turnover rate G	170% A	168%	206%	221%	161%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.08	$ 8.31	$ 7.06	$ 5.20	$ 8.98	$ 9.48
Income from Investment Operations
Net investment income (loss) E	.02	- I	(.02)	.01	.01	.01
Net realized and unrealized gain (loss)	1.20	(.23)	1.29	1.85	(3.70)	.63
Total from investment operations	1.22	(.23)	1.27	1.86	(3.69)	.64
Distributions from net investment income	-	-	(.02)	- I	(.04)	(.01)
Distributions from net realized gain	-	-	-	-	(.05)	(1.13)
Total distributions	-	-	(.02)	- I	(.09)	(1.14)
Net asset value, end of period	$ 9.30	$ 8.08	$ 8.31	$ 7.06	$ 5.20	$ 8.98
Total Return B, C, D	15.10%	(2.77)%	17.99%	35.79%	(41.35)%	6.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.07% A	1.11%	1.13%	1.19%	1.12%	1.04%
Expenses net of fee waivers, if any	1.07% A	1.10%	1.10%	1.10%	1.10%	1.04%
Expenses net of all reductions	1.06% A	1.09%	1.08%	1.08%	1.09%	1.03%
Net investment income (loss)	.33% A	.05%	(.27)%	.25%	.16%	.10%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,736	$ 12,014	$ 14,492	$ 14,190	$ 11,801	$ 22,687
Portfolio turnover rate G	170% A	168%	206%	221%	161%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.22	$ 8.46	$ 7.17	$ 5.28	$ 9.12	$ 9.61
Income from Investment Operations
Net investment income (loss) E	.02	.02	(.01)	.02	.02	.03
Net realized and unrealized gain (loss)	1.23	(.24)	1.32	1.88	(3.76)	.64
Total from investment operations	1.25	(.22)	1.31	1.90	(3.74)	.67
Distributions from net investment income	-	(.02)	(.02)	(.01)	(.05)	(.03)
Distributions from net realized gain	-	-	-	-	(.05)	(1.13)
Total distributions	-	(.02)	(.02)	(.01)	(.10)	(1.16)
Net asset value, end of period	$ 9.47	$ 8.22	$ 8.46	$ 7.17	$ 5.28	$ 9.12
Total Return B, C, D	15.21%	(2.64)%	18.27%	36.01%	(41.25)%	6.91%
Ratios to Average Net Assets F, H
Expenses before reductions	.89% A	.94%	.96%	1.03%	.93%	.88%
Expenses net of fee waivers, if any	.89% A	.93%	.93%	.93%	.93%	.88%
Expenses net of all reductions	.89% A	.92%	.91%	.91%	.92%	.88%
Net investment income (loss)	.51% A	.22%	(.10)%	.43%	.33%	.25%
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,194	$ 22,787	$ 24,271	$ 17,775	$ 14,097	$ 32,062
Portfolio turnover rate G	170% A	168%	206%	221%	161%	138%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Dynamic Capital Appreciation Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 10,021,780
Gross unrealized depreciation	(3,572,033)
Net unrealized appreciation (depreciation) on securities and other investments	$ 6,449,747

Tax cost	$ 61,395,693

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011 capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (1,970,664)
2018	(1,200,251)
Total capital loss carryforward	$ (3,170,915)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $53,444,891 and $44,757,797, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 79
Service Class 2	17,210
$ 17,289

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 7,352
Service Class	58
Service Class 2	5,915
Investor Class	22,025
$ 35,350

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,465 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $78 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $13,272. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2,238 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 37,100
Service Class	-	243
Investor Class	-	45,805
Total	$ -	$ 83,148

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	448,477	128,856	$ 4,216,119	$ 1,113,861
Reinvestment of distributions	-	4,586	-	37,100
Shares redeemed	(136,395)	(686,582)	(1,267,694)	(5,878,442)
Net increase (decrease)	312,082	(553,140)	$ 2,948,425	$ (4,727,481)
Service Class
Shares sold	11	6	$ 91	$ 55
Reinvestment of distributions	-	30	-	243
Shares redeemed	(188)	(4,275)	(1,772)	(34,821)
Net increase (decrease)	(177)	(4,239)	$ (1,681)	$ (34,523)
Service Class 2
Shares sold	439,421	417,581	$ 4,019,649	$ 3,450,247
Shares redeemed	(342,444)	(673,455)	(3,129,109)	(5,611,915)
Net increase (decrease)	96,977	(255,874)	$ 890,540	$ (2,161,668)
Investor Class
Shares sold	836,435	648,791	$ 7,757,927	$ 5,546,836
Reinvestment of distributions	-	5,669	-	45,805
Shares redeemed	(315,705)	(750,190)	(2,901,260)	(6,338,341)
Net increase (decrease)	520,730	(95,730)	$ 4,856,667	$ (745,700)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 77% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 11% of the total outstanding shares of the Fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

VIPDCA-SANN-0812
1.761772.111

Fidelity® Variable Insurance Products:

Growth & Income Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.59%
Actual		$ 1,000.00	$ 1,097.70	$ 3.08
HypotheticalA		$ 1,000.00	$ 1,021.93	$ 2.97
Service Class	.69%
Actual		$ 1,000.00	$ 1,097.50	$ 3.60
HypotheticalA		$ 1,000.00	$ 1,021.43	$ 3.47
Service Class 2.84%
Actual		$ 1,000.00	$ 1,096.90	$ 4.38
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.22
Investor Class	.67%
Actual		$ 1,000.00	$ 1,097.90	$ 3.49
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.37

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	5.1	3.9
Wells Fargo & Co.	3.7	3.5
Chevron Corp.	3.5	3.8
JPMorgan Chase & Co.	3.5	3.3
Exxon Mobil Corp.	2.6	3.6
General Electric Co.	2.5	2.5
Procter & Gamble Co.	2.1	1.9
Comcast Corp. Class A (special) (non-vtg.)	2.1	1.2
Microsoft Corp.	2.0	1.2
Merck & Co., Inc.	1.9	1.9
	29.0
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.4	17.5
Financials	16.5	17.0
Consumer Discretionary	13.1	13.4
Industrials	13.0	13.7
Energy	12.1	12.0
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 99.3%		Stocks 99.3%
	Bonds 0.3%		Bonds 0.2%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 0.5%
* Foreign investments	12.2%	** Foreign investments	13.0%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
Gentex Corp.	81,900	$ 1,709,253
Johnson Controls, Inc.	58,423	1,618,901
		3,328,154
Automobiles - 0.3%
Bayerische Motoren Werke AG (BMW)	31,349	2,258,536
Distributors - 0.2%
Genuine Parts Co.	3,800	228,950
Li & Fung Ltd.	334,000	646,708
LKQ Corp. (a)	22,650	756,510
		1,632,168
Diversified Consumer Services - 0.2%
Strayer Education, Inc. (d)	11,060	1,205,761
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	94,840	8,396,185
Yum! Brands, Inc.	26,493	1,706,679
		10,102,864
Household Durables - 1.5%
D.R. Horton, Inc.	81,488	1,497,749
Newell Rubbermaid, Inc.	43,370	786,732
Ryland Group, Inc.	174,009	4,451,150
Toll Brothers, Inc. (a)	152,485	4,533,379
		11,269,010
Leisure Equipment & Products - 0.4%
Hasbro, Inc.	96,072	3,253,959
Media - 5.1%
Comcast Corp. Class A (special) (non-vtg.)	507,191	15,925,797
The Walt Disney Co.	82,323	3,992,666
Thomson Reuters Corp.	70,700	2,011,766
Time Warner Cable, Inc.	29,844	2,450,192
Time Warner, Inc.	327,300	12,601,050
Viacom, Inc. Class B (non-vtg.)	52,371	2,462,484
		39,443,955
Multiline Retail - 1.5%
Target Corp.	204,040	11,873,088
Specialty Retail - 1.8%
Lowe's Companies, Inc.	441,778	12,564,166
Staples, Inc.	82,347	1,074,628
		13,638,794
TOTAL CONSUMER DISCRETIONARY		98,006,289
CONSUMER STAPLES - 12.0%
Beverages - 3.7%
Dr Pepper Snapple Group, Inc.	132,171	5,782,481
Molson Coors Brewing Co. Class B	5,600	233,016
PepsiCo, Inc.	143,564	10,144,232
The Coca-Cola Co.	159,709	12,487,647
		28,647,376

	Shares	Value
Food & Staples Retailing - 1.4%
CVS Caremark Corp.	101,064	$ 4,722,721
Safeway, Inc.	45,287	821,959
Walgreen Co.	166,779	4,933,323
		10,478,003
Food Products - 0.6%
Kellogg Co.	87,371	4,310,011
Household Products - 4.2%
Colgate-Palmolive Co.	44,802	4,663,888
Kimberly-Clark Corp.	111,782	9,363,978
Procter & Gamble Co.	262,338	16,068,203
Reckitt Benckiser Group PLC	43,900	2,313,572
		32,409,641
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	97,600	9,966,912
Lorillard, Inc.	47,786	6,305,363
		16,272,275
TOTAL CONSUMER STAPLES		92,117,306
ENERGY - 12.0%
Energy Equipment & Services - 1.4%
Exterran Partners LP	52,494	1,009,460
Fugro NV (Certificaten Van Aandelen) unit	3,911	236,233
Halliburton Co.	205,953	5,847,006
Schlumberger Ltd.	56,580	3,672,608
		10,765,307
Oil, Gas & Consumable Fuels - 10.6%
Apache Corp.	17,238	1,515,048
ARC Resources Ltd. (d)	74,600	1,677,969
Atlas Pipeline Partners, LP	44,424	1,385,140
Bonavista Energy Corp. (d)	23,900	373,724
Bonavista Energy Corp. (e)	30,600	478,491
BP PLC sponsored ADR	83,258	3,375,279
Chevron Corp.	255,549	26,960,420
Exxon Mobil Corp.	230,360	19,711,905
Holly Energy Partners LP	4,300	243,380
Legacy Reserves LP	13,902	347,689
Markwest Energy Partners LP	23,073	1,137,730
Occidental Petroleum Corp.	51,194	4,390,909
Penn West Petroleum Ltd. (d)	74,900	1,004,944
Royal Dutch Shell PLC Class A (United Kingdom)	293,090	9,875,069
Suncor Energy, Inc.	204,700	5,919,230
Williams Companies, Inc.	104,010	2,997,568
		81,394,495
TOTAL ENERGY		92,159,802
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.3%
Capital Markets - 3.0%
Apollo Investment Corp.	20,000	$ 153,600
Ashmore Group PLC	28,600	156,100
BlackRock, Inc. Class A	9,100	1,545,362
Charles Schwab Corp.	465,579	6,019,936
Greenhill & Co., Inc.	42,496	1,514,982
ICAP PLC	198,100	1,047,108
KKR & Co. LP	248,841	3,207,560
Morgan Stanley	194,801	2,842,147
Northern Trust Corp.	95,317	4,386,488
The Blackstone Group LP	159,585	2,085,776
		22,959,059
Commercial Banks - 6.4%
BB&T Corp.	134,294	4,142,970
City National Corp.	22,356	1,086,054
Comerica, Inc.	24,928	765,539
First Niagara Financial Group, Inc.	55,345	423,389
Standard Chartered PLC (United Kingdom)	28,660	621,445
SunTrust Banks, Inc.	195,901	4,746,681
U.S. Bancorp	284,429	9,147,237
Wells Fargo & Co.	848,362	28,369,225
		49,302,540
Diversified Financial Services - 5.6%
Citigroup, Inc.	283,331	7,766,103
CME Group, Inc.	15,900	4,262,949
JPMorgan Chase & Co.	750,029	26,798,536
KKR Financial Holdings LLC	512,190	4,363,859
		43,191,447
Insurance - 0.7%
MetLife, Inc.	97,093	2,995,319
MetLife, Inc. unit (a)	40,900	2,528,847
		5,524,166
Real Estate Investment Trusts - 0.4%
American Capital Agency Corp.	1,375	46,214
Digital Realty Trust, Inc.	15,700	1,178,599
Sun Communities, Inc.	26,841	1,187,446
Two Harbors Investment Corp.	66,900	693,084
		3,105,343
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (f)	20,500	410,000
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	24,848	71,562
Radian Group, Inc.	192,700	633,983
		705,545
TOTAL FINANCIALS		125,198,100

	Shares	Value
HEALTH CARE - 11.1%
Biotechnology - 0.9%
Amgen, Inc.	94,804	$ 6,924,484
ARIAD Pharmaceuticals, Inc. (a)	20,700	356,247
		7,280,731
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	21,600	1,148,040
St. Jude Medical, Inc.	29,560	1,179,740
		2,327,780
Health Care Providers & Services - 2.3%
Aetna, Inc.	66,527	2,579,252
McKesson Corp.	84,726	7,943,063
WellPoint, Inc.	109,264	6,969,951
		17,492,266
Health Care Technology - 0.2%
Quality Systems, Inc.	55,396	1,523,944
Life Sciences Tools & Services - 0.2%
QIAGEN NV (a)	83,685	1,397,540
Pharmaceuticals - 7.2%
Abbott Laboratories	93,600	6,034,392
AstraZeneca PLC sponsored ADR	15,100	675,725
Cardiome Pharma Corp. (a)	131,835	59,853
Eli Lilly & Co.	36,400	1,561,924
GlaxoSmithKline PLC sponsored ADR	124,000	5,650,680
Johnson & Johnson	198,704	13,424,442
Merck & Co., Inc.	357,777	14,937,190
Novartis AG sponsored ADR	24,843	1,388,724
Pfizer, Inc.	424,900	9,772,700
Sanofi SA	20,537	1,554,669
Teva Pharmaceutical Industries Ltd. sponsored ADR	17,109	674,779
		55,735,078
TOTAL HEALTH CARE		85,757,339
INDUSTRIALS - 12.9%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	53,889	3,009,162
Meggitt PLC	59,800	360,856
Raytheon Co.	70,172	3,971,033
Rockwell Collins, Inc.	105,497	5,206,277
The Boeing Co.	70,400	5,230,720
United Technologies Corp.	84,539	6,385,231
		24,163,279
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	57,481	3,364,363
United Parcel Service, Inc. Class B	77,287	6,087,124
		9,451,487
Building Products - 0.7%
Compagnie de St. Gobain	12,200	449,278
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Lennox International, Inc.	7,131	$ 332,519
Owens Corning (a)	147,993	4,223,720
		5,005,517
Commercial Services & Supplies - 0.7%
Healthcare Services Group, Inc.	10,189	197,463
Interface, Inc.	118,280	1,612,156
Republic Services, Inc.	146,670	3,880,888
		5,690,507
Electrical Equipment - 0.4%
Emerson Electric Co.	60,360	2,811,569
Industrial Conglomerates - 3.7%
Danaher Corp.	88,700	4,619,496
DCC PLC (Ireland)	17,800	411,999
General Electric Co.	926,073	19,299,361
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	179,102	3,522,936
Siemens AG sponsored ADR	7,131	599,503
		28,453,295
Machinery - 1.7%
Atlas Copco AB (A Shares)	3,700	79,376
Douglas Dynamics, Inc.	132,582	1,889,294
Illinois Tool Works, Inc.	18,391	972,700
Ingersoll-Rand PLC	108,443	4,574,126
Lincoln Electric Holdings, Inc.	13,231	579,385
Schindler Holding AG (participation certificate)	9,685	1,079,569
Stanley Black & Decker, Inc.	55,094	3,545,850
		12,720,300
Marine - 0.2%
Kuehne & Nagel International AG	13,065	1,379,248
Professional Services - 0.7%
Amadeus Fire AG	7,940	355,601
Bureau Veritas SA	26,269	2,331,693
Michael Page International PLC	474,388	2,777,938
		5,465,232
Road & Rail - 0.1%
J.B. Hunt Transport Services, Inc.	6,016	358,554
Kansas City Southern	9,030	628,127
		986,681
Trading Companies & Distributors - 0.4%
Aircastle Ltd.	400	4,820
W.W. Grainger, Inc.	7,450	1,424,738
Watsco, Inc.	25,781	1,902,638
		3,332,196
TOTAL INDUSTRIALS		99,459,311

	Shares	Value
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 1.3%
Cisco Systems, Inc.	314,760	$ 5,404,429
Juniper Networks, Inc. (a)	61,076	996,150
QUALCOMM, Inc.	62,426	3,475,880
		9,876,459
Computers & Peripherals - 5.9%
Apple, Inc. (a)	67,050	39,157,198
EMC Corp. (a)	150,767	3,864,158
Hewlett-Packard Co.	110,800	2,228,188
		45,249,544
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	20,173	11,701,752
IT Services - 5.8%
Cognizant Technology Solutions Corp. Class A (a)	51,790	3,107,400
Fidelity National Information Services, Inc.	135,544	4,619,340
IBM Corp.	20,850	4,077,843
MasterCard, Inc. Class A	20,511	8,821,986
Paychex, Inc.	391,692	12,303,046
The Western Union Co.	269,338	4,535,652
Total System Services, Inc.	9,100	217,763
Visa, Inc. Class A	55,591	6,872,715
		44,555,745
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc.	25,327	954,068
Software - 2.8%
Intuit, Inc.	26,967	1,600,491
Microsoft Corp.	506,773	15,502,186
Oracle Corp.	107,317	3,187,315
Royalblue Group PLC	64,352	1,562,166
		21,852,158
TOTAL INFORMATION TECHNOLOGY		134,189,726
MATERIALS - 0.5%
Chemicals - 0.5%
Air Products & Chemicals, Inc.	9,000	726,570
E.I. du Pont de Nemours & Co.	26,068	1,318,259
Syngenta AG (Switzerland)	5,260	1,800,631
		3,845,460
Metals & Mining - 0.0%
Reliance Steel & Aluminum Co.	4,685	236,593
TOTAL MATERIALS		4,082,053
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.1%
Cogent Communications Group, Inc. (a)	2,500	48,125
Koninklijke KPN NV	80,909	773,661
		821,786
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC sponsored ADR	204,060	$ 5,750,411
TOTAL TELECOMMUNICATION SERVICES		6,572,197
UTILITIES - 2.4%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	27,238	1,086,796
Duke Energy Corp.	12,900	297,474
Edison International	8,100	374,220
FirstEnergy Corp.	61,869	3,043,336
NextEra Energy, Inc.	22,147	1,523,935
PPL Corp.	52,119	1,449,429
		7,775,190
Gas Utilities - 0.1%
National Fuel Gas Co.	22,153	1,040,748
Multi-Utilities - 1.3%
National Grid PLC	488,839	5,180,729
PG&E Corp.	40,769	1,845,613
Sempra Energy	24,591	1,693,828
TECO Energy, Inc.	62,712	1,132,579
		9,852,749
TOTAL UTILITIES		18,668,687
TOTAL COMMON STOCKS (Cost $678,753,145)		756,210,810
Preferred Stocks - 1.1%

Convertible Preferred Stocks - 0.7%
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.5%
Alere, Inc. 3.00%	18,777	3,886,839
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	15,700	827,233
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	16,000	856,000
TOTAL CONVERTIBLE PREFERRED STOCKS		5,570,072

	Shares	Value
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	18,690	$ 2,947,064
TOTAL PREFERRED STOCKS (Cost $9,405,165)		8,517,136
Corporate Bonds - 0.3%
	Principal Amount
Convertible Bonds - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17 (f)	$ 793,000	660,561
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
Illumina, Inc. 0.25% 3/15/16 (e)	540,000	481,950
TOTAL CONVERTIBLE BONDS		1,142,511
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.:
5.375% 6/15/15	575,000	414,000
5.625% 2/15/13	1,145,000	1,076,300
		1,490,300
TOTAL CORPORATE BONDS (Cost $2,605,823)		2,632,811
Money Market Funds - 0.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	1,244,222	1,244,222
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,789,800	3,789,800
TOTAL MONEY MARKET FUNDS (Cost $5,034,022)		5,034,022
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $695,798,155)	772,394,779
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(2,377,012)
NET ASSETS - 100%	$ 770,017,767
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $960,441 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,070,561 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 3% 2/27/17	2/27/12	$ 793,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12	$ 410,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,036
Fidelity Securities Lending Cash Central Fund	93,780
Total	$ 94,816
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 100,953,353	$ 100,306,645	$ 646,708	$ -
Consumer Staples	92,117,306	92,117,306	-	-
Energy	92,159,802	82,284,733	9,875,069	-
Financials	125,198,100	122,259,253	2,528,847	410,000
Health Care	89,644,178	88,089,509	1,554,669	-
Industrials	100,286,544	100,286,544	-	-
Information Technology	134,189,726	134,189,726	-	-
Materials	4,082,053	2,281,422	1,800,631	-
Telecommunication Services	6,572,197	6,572,197	-	-
Utilities	19,524,687	13,487,958	6,036,729	-
Corporate Bonds	2,632,811	-	2,632,811	-
Money Market Funds	5,034,022	5,034,022	-	-
Total Investments in Securities:	$ 772,394,779	$ 746,909,315	$ 25,075,464	$ 410,000
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	87.8%
United Kingdom	6.4%
Canada	1.6%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,799,400) - See accompanying schedule: Unaffiliated issuers (cost $690,764,133)	$ 767,360,757
Fidelity Central Funds (cost $5,034,022)	5,034,022
Total Investments (cost $695,798,155)		$ 772,394,779
Receivable for investments sold		4,968,981
Receivable for fund shares sold		201,067
Dividends receivable		1,710,955
Interest receivable		34,383
Distributions receivable from Fidelity Central Funds		12,467
Other receivables		9,510
Total assets		779,332,142

Liabilities
Payable for investments purchased	$ 4,363,170
Payable for fund shares redeemed	680,254
Accrued management fee	283,454
Distribution and service plan fees payable	66,695
Other affiliated payables	83,061
Other payables and accrued expenses	47,941
Collateral on securities loaned, at value	3,789,800
Total liabilities		9,314,375

Net Assets		$ 770,017,767
Net Assets consist of:
Paid in capital		$ 800,144,714
Undistributed net investment income		8,200,317
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(114,921,900)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		76,594,636
Net Assets		$ 770,017,767

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($287,591,298 ÷ 20,805,141 shares)	$ 13.82

Service Class: Net Asset Value, offering price and redemption price per share ($118,640,997 ÷ 8,642,308 shares)	$ 13.73

Service Class 2: Net Asset Value, offering price and redemption price per share ($281,032,520 ÷ 20,681,357 shares)	$ 13.59

Investor Class: Net Asset Value, offering price and redemption price per share ($82,752,952 ÷ 6,002,216 shares)	$ 13.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 10,595,411
Interest		212,261
Income from Fidelity Central Funds		94,816
Total income		10,902,488

Expenses
Management fee	$ 1,748,609
Transfer agent fees	313,531
Distribution and service plan fees	419,880
Accounting and security lending fees	134,183
Custodian fees and expenses	47,484
Independent trustees' compensation	2,433
Audit	33,246
Legal	1,792
Interest	66
Miscellaneous	4,310
Total expenses before reductions	2,705,534
Expense reductions	(20,019)	2,685,515
Net investment income (loss)		8,216,973
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	12,058,934
Foreign currency transactions	(342)
Futures contracts	(25,835)
Total net realized gain (loss)		12,032,757
Change in net unrealized appreciation (depreciation) on: Investment securities	50,607,783
Assets and liabilities in foreign currencies	(796)
Total change in net unrealized appreciation (depreciation)		50,606,987
Net gain (loss)		62,639,744
Net increase (decrease) in net assets resulting from operations		$ 70,856,717

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,216,973	$ 12,392,764
Net realized gain (loss)	12,032,757	104,922,459
Change in net unrealized appreciation (depreciation)	50,606,987	(105,261,155)
Net increase (decrease) in net assets resulting from operations	70,856,717	12,054,068
Distributions to shareholders from net investment income	-	(12,483,991)
Share transactions - net increase (decrease)	(25,158,592)	(71,250,007)
Total increase (decrease) in net assets	45,698,125	(71,679,930)

Net Assets
Beginning of period	724,319,642	795,999,572
End of period (including undistributed net investment income of $8,200,317 and distributions in excess of net investment income of $16,656, respectively)	$ 770,017,767	$ 724,319,642

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.59	$ 12.62	$ 11.07	$ 8.79	$ 17.01	$ 16.12
Income from Investment Operations
Net investment income (loss) E	.15	.22	.08	.10	.15	.14
Net realized and unrealized gain (loss)	1.08	(.01)	1.55	2.29	(6.71)	1.73
Total from investment operations	1.23	.21	1.63	2.39	(6.56)	1.87
Distributions from net investment income	-	(.24)	(.08)	(.11)	(.16)	(.31)
Distributions from net realized gain	-	-	-	-	(1.50)	(.67)
Total distributions	-	(.24)	(.08)	(.11)	(1.66)	(.98) I
Net asset value, end of period	$ 13.82	$ 12.59	$ 12.62	$ 11.07	$ 8.79	$ 17.01
Total Return B,C,D	9.77%	1.69%	14.78%	27.20%	(41.70)%	12.12%
Ratios to Average Net Assets F,H
Expenses before reductions	.59% A	.59%	.60%	.61%	.59%	.58%
Expenses net of fee waivers, if any	.59% A	.59%	.59%	.61%	.59%	.58%
Expenses net of all reductions	.59% A	.58%	.58%	.60%	.59%	.58%
Net investment income (loss)	2.27% A	1.76%	.69%	1.05%	1.15%	.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 287,591	$ 262,594	$ 278,330	$ 274,101	$ 235,729	$ 446,465
Portfolio turnover rate G	65% A	126%	100%	101%	123%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.98 per share is comprised of distributions from net investment income of $.310 and distributions from net realized gain of $.671 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.51	$ 12.54	$ 11.00	$ 8.73	$ 16.90	$ 16.01
Income from Investment Operations
Net investment income (loss) E	.15	.21	.07	.09	.14	.13
Net realized and unrealized gain (loss)	1.07	(.02)	1.54	2.28	(6.66)	1.71
Total from investment operations	1.22	.19	1.61	2.37	(6.52)	1.84
Distributions from net investment income	-	(.22)	(.07)	(.10)	(.15)	(.28)
Distributions from net realized gain	-	-	-	-	(1.50)	(.67)
Total distributions	-	(.22)	(.07)	(.10)	(1.65)	(.95) I
Net asset value, end of period	$ 13.73	$ 12.51	$ 12.54	$ 11.00	$ 8.73	$ 16.90
Total Return B,C,D	9.75%	1.57%	14.66%	27.16%	(41.77)%	12.00%
Ratios to Average Net Assets F,H
Expenses before reductions	.69% A	.69%	.69%	.70%	.69%	.68%
Expenses net of fee waivers, if any	.69% A	.69%	.68%	.70%	.69%	.68%
Expenses net of all reductions	.68% A	.68%	.68%	.70%	.69%	.68%
Net investment income (loss)	2.17% A	1.66%	.59%	.95%	1.06%	.78%
Supplemental Data
Net assets, end of period (000 omitted)	$ 118,641	$ 121,871	$ 146,736	$ 165,361	$ 162,731	$ 371,692
Portfolio turnover rate G	65% A	126%	100%	101%	123%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.95 per share is comprised of distributions from net investment income of $.279 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 12.43	$ 10.90	$ 8.65	$ 16.76	$ 15.86
Income from Investment Operations
Net investment income (loss) E	.14	.19	.05	.07	.12	.10
Net realized and unrealized gain (loss)	1.06	(.03)	1.53	2.26	(6.60)	1.70
Total from investment operations	1.20	.16	1.58	2.33	(6.48)	1.80
Distributions from net investment income	-	(.20)	(.05)	(.08)	(.13)	(.23)
Distributions from net realized gain	-	-	-	-	(1.50)	(.67)
Total distributions	-	(.20)	(.05)	(.08)	(1.63)	(.90) I
Net asset value, end of period	$ 13.59	$ 12.39	$ 12.43	$ 10.90	$ 8.65	$ 16.76
Total Return B,C,D	9.69%	1.36%	14.55%	27.02%	(41.90)%	11.86%
Ratios to Average Net Assets F,H
Expenses before reductions	.84% A	.84%	.84%	.85%	.84%	.83%
Expenses net of fee waivers, if any	.84% A	.84%	.83%	.85%	.84%	.83%
Expenses net of all reductions	.83% A	.83%	.83%	.85%	.84%	.83%
Net investment income (loss)	2.02% A	1.51%	.44%	.80%	.91%	.63%
Supplemental Data
Net assets, end of period (000 omitted)	$ 281,033	$ 273,491	$ 310,905	$ 319,760	$ 290,980	$ 628,130
Portfolio turnover rate G	65% A	126%	100%	101%	123%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.90 per share is comprised of distributions from net investment income of $.231 and distributions from net realized gain of $.671 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 12.60	$ 11.05	$ 8.77	$ 16.96	$ 16.07
Income from Investment Operations
Net investment income (loss) E	.15	.21	.07	.09	.14	.13
Net realized and unrealized gain (loss)	1.08	(.02)	1.56	2.29	(6.69)	1.73
Total from investment operations	1.23	.19	1.63	2.38	(6.55)	1.86
Distributions from net investment income	-	(.23)	(.08)	(.10)	(.14)	(.29)
Distributions from net realized gain	-	-	-	-	(1.50)	(.67)
Total distributions	-	(.23)	(.08)	(.10)	(1.64)	(.97) I
Net asset value, end of period	$ 13.79	$ 12.56	$ 12.60	$ 11.05	$ 8.77	$ 16.96
Total Return B,C,D	9.79%	1.53%	14.72%	27.16%	(41.80)%	12.05%
Ratios to Average Net Assets F,H
Expenses before reductions	.67% A	.68%	.68%	.71%	.68%	.70%
Expenses net of fee waivers, if any	.67% A	.68%	.68%	.71%	.68%	.70%
Expenses net of all reductions	.67% A	.67%	.67%	.71%	.68%	.70%
Net investment income (loss)	2.18% A	1.67%	.60%	.94%	1.06%	.76%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,753	$ 66,364	$ 60,029	$ 51,427	$ 42,423	$ 98,623
Portfolio turnover rate G	65% A	126%	100%	101%	123%	85%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.97 per share is comprised of distributions from net investment income of $.294 and distributions from net realized gain of $.671 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Growth & Income Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, equity-debt classifications, partnerships, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 117,022,369
Gross unrealized depreciation	(44,899,378)
Net unrealized appreciation (depreciation) on securities and other investments	$ 72,122,991

Tax cost	$ 700,271,788

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (120,143,867)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified instrument based on specified terms, or to exchange future cash flows at periodic intervals based on a notional principal amount. The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, involves risk of loss in excess of the initial investment, if any, collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, for futures contracts, there is the risk that the change in value of the derivative contract may not correspond to the change in value of the underlying instrument.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are shown in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument at period end.

During the period the Fund recognized net realized gain (loss) of $(25,835) related to its investment in futures contracts. This amount is included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $245,697,118 and $260,821,344, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 62,007
Service Class 2	357,873
$ 419,880

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 104,588
Service Class	45,067
Service Class 2	103,675
Investor Class	60,201
$ 313,531

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $7,969 for the period.

Semiannual Report

7. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 5,928,000.40%		$ 66

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,105 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $119,922. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $93,780, including $1,263 from securities loaned to FCM.

10. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $20,019 for the period.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 4,807,960
Service Class	-	2,055,860
Service Class 2	-	4,454,421
Investor Class	-	1,165,750
Total	$ -	$ 12,483,991

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	1,875,312	2,500,985	$ 25,221,626	$ 31,799,068
Reinvestment of distributions	-	395,067	-	4,807,960
Shares redeemed	(1,930,349)	(4,081,879)	(26,407,467)	(52,287,542)
Net increase (decrease)	(55,037)	(1,185,827)	$ (1,185,841)	$ (15,680,514)
Service Class
Shares sold	118,423	452,054	$ 1,593,297	$ 5,637,296
Reinvestment of distributions	-	169,906	-	2,055,860
Shares redeemed	(1,219,773)	(2,577,228)	(16,704,174)	(32,688,840)
Net increase (decrease)	(1,101,350)	(1,955,268)	$ (15,110,877)	$ (24,995,684)
Service Class 2
Shares sold	425,564	1,157,906	$ 5,750,791	$ 14,288,231
Reinvestment of distributions	-	371,821	-	4,454,421
Shares redeemed	(1,817,490)	(4,474,801)	(24,304,912)	(55,948,396)
Net increase (decrease)	(1,391,926)	(2,945,074)	$ (18,554,121)	$ (37,205,744)
Investor Class
Shares sold	1,318,906	1,554,219	$ 17,895,556	$ 19,764,601
Reinvestment of distributions	-	95,946	-	1,165,750
Shares redeemed	(600,124)	(1,131,506)	(8,203,309)	(14,298,416)
Net increase (decrease)	718,782	518,659	$ 9,692,247	$ 6,631,935

13. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 21% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of approximately 36% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPGI-SANN-0812
1.705698.114

Fidelity® Variable Insurance Products:
Growth Opportunities Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity® Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.69%
Actual		$ 1,000.00	$ 1,137.90	$ 3.67
HypotheticalA		$ 1,000.00	$ 1,021.43	$ 3.47
Service Class	.79%
Actual		$ 1,000.00	$ 1,137.10	$ 4.20
HypotheticalA		$ 1,000.00	$ 1,020.93	$ 3.97
Service Class 2.94%
Actual		$ 1,000.00	$ 1,136.20	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,020.19	$ 4.72
Investor Class	.78%
Actual		$ 1,000.00	$ 1,137.40	$ 4.15
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	9.2	7.1
salesforce.com, Inc.	3.5	2.6
Regeneron Pharmaceuticals, Inc.	3.1	2.0
Google, Inc. Class A	2.4	3.7
lululemon athletica, Inc.	2.2	1.9
Seattle Genetics, Inc.	1.9	1.6
Red Hat, Inc.	1.9	1.4
NVIDIA Corp.	1.7	1.7
QUALCOMM, Inc.	1.6	1.7
Philip Morris International, Inc.	1.6	1.7
	29.1
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	36.7	35.4
Health Care	19.7	15.7
Consumer Discretionary	16.9	17.2
Consumer Staples	8.6	7.9
Industrials	5.8	6.6
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 99.8%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 0.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	6.4%	** Foreign investments	7.1%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.2%
Johnson Controls, Inc.	8,100	$ 224,451
Tenneco, Inc. (a)	34,000	911,880
		1,136,331
Automobiles - 0.1%
Ford Motor Co.	20,400	195,636
Tesla Motors, Inc. (a)	4,000	125,160
		320,796
Diversified Consumer Services - 0.1%
Weight Watchers International, Inc.	5,600	288,736
Hotels, Restaurants & Leisure - 3.8%
Arcos Dorados Holdings, Inc.	41,800	617,804
BJ's Restaurants, Inc. (a)	46,200	1,755,600
Buffalo Wild Wings, Inc. (a)	9,000	779,760
Chipotle Mexican Grill, Inc. (a)	5,300	2,013,735
Dunkin' Brands Group, Inc.	30,500	1,047,370
Hyatt Hotels Corp. Class A (a)	16,400	609,424
Las Vegas Sands Corp. warrants 11/16/13 (a)	2,600	1,624,894
McDonald's Corp.	30,300	2,682,459
Starbucks Corp.	55,100	2,937,932
Starwood Hotels & Resorts Worldwide, Inc.	30,300	1,607,112
The Cheesecake Factory, Inc. (a)	14,700	469,812
		16,145,902
Household Durables - 2.0%
iRobot Corp. (a)	10,600	234,790
Lennar Corp. Class A (d)	157,300	4,862,143
SodaStream International Ltd. (a)	16,600	680,102
Toll Brothers, Inc. (a)	74,300	2,208,939
Tupperware Brands Corp.	12,100	662,596
		8,648,570
Internet & Catalog Retail - 1.1%
Amazon.com, Inc. (a)	21,600	4,932,360
Media - 1.7%
Comcast Corp. Class A	13,800	441,186
DIRECTV (a)	32,500	1,586,650
DreamWorks Animation SKG, Inc. Class A (a)	8,300	158,198
IMAX Corp. (a)	59,200	1,422,576
Lions Gate Entertainment Corp. (a)(d)	50,200	739,948
Pandora Media, Inc. (d)	126,200	1,371,794
The Walt Disney Co.	28,600	1,387,100
		7,107,452
Multiline Retail - 0.7%
JCPenney Co., Inc. (d)	69,250	1,614,218
Target Corp.	21,300	1,239,447
		2,853,665

	Shares	Value
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	17,100	$ 583,794
Bed Bath & Beyond, Inc. (a)	12,600	778,680
DSW, Inc. Class A	19,700	1,071,680
Francescas Holdings Corp. (a)	33,900	915,639
Home Depot, Inc.	40,200	2,130,198
Lumber Liquidators Holdings, Inc. (a)(d)	62,900	2,125,391
Staples, Inc.	22,800	297,540
Ulta Salon, Cosmetics & Fragrance, Inc.	18,800	1,755,544
		9,658,466
Textiles, Apparel & Luxury Goods - 4.9%
Coach, Inc.	33,800	1,976,624
Fifth & Pacific Companies, Inc. (a)	79,000	847,670
Fossil, Inc. (a)	38,200	2,923,828
lululemon athletica, Inc. (a)(d)	151,872	9,056,127
Michael Kors Holdings Ltd.	64,100	2,681,944
NIKE, Inc. Class B	15,600	1,369,368
Steven Madden Ltd. (a)	42,650	1,354,138
Under Armour, Inc. Class A (sub. vtg.) (a)	4,800	453,504
		20,663,203
TOTAL CONSUMER DISCRETIONARY		71,755,481
CONSUMER STAPLES - 8.6%
Beverages - 1.8%
Monster Beverage Corp. (a)	5,600	398,720
PepsiCo, Inc.	30,500	2,155,130
The Coca-Cola Co.	64,800	5,066,712
		7,620,562
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	11,500	1,092,500
Drogasil SA	4,581	46,186
Fresh Market, Inc. (a)	11,200	600,656
Wal-Mart Stores, Inc.	37,800	2,635,416
Whole Foods Market, Inc.	20,300	1,934,996
		6,309,754
Food Products - 0.9%
Green Mountain Coffee Roasters, Inc. (a)	96,000	2,090,880
Mead Johnson Nutrition Co. Class A	22,200	1,787,322
		3,878,202
Household Products - 0.4%
Church & Dwight Co., Inc.	16,400	909,708
Procter & Gamble Co.	10,300	630,875
		1,540,583
Personal Products - 1.3%
Avon Products, Inc.	16,058	260,300
Herbalife Ltd.	112,600	5,441,958
		5,702,258
Tobacco - 2.7%
Altria Group, Inc.	92,700	3,202,785
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Lorillard, Inc.	9,700	$ 1,279,915
Philip Morris International, Inc.	77,600	6,771,376
		11,254,076
TOTAL CONSUMER STAPLES		36,305,435
ENERGY - 5.8%
Energy Equipment & Services - 1.7%
FMC Technologies, Inc. (a)	15,960	626,111
Halliburton Co.	28,900	820,471
National Oilwell Varco, Inc.	18,003	1,160,113
Schlumberger Ltd.	67,400	4,374,934
		6,981,629
Oil, Gas & Consumable Fuels - 4.1%
Anadarko Petroleum Corp.	19,400	1,284,280
Chesapeake Energy Corp. (d)	23,536	437,770
Chevron Corp.	14,800	1,561,400
Concho Resources, Inc. (a)	12,100	1,029,952
EOG Resources, Inc.	5,600	504,616
Exxon Mobil Corp.	62,600	5,356,682
Hess Corp.	27,400	1,190,530
Noble Energy, Inc.	8,200	695,524
Occidental Petroleum Corp.	31,000	2,658,870
Peabody Energy Corp.	9,700	237,844
Plains Exploration & Production Co. (a)	49,900	1,755,482
Valero Energy Corp.	34,400	830,760
		17,543,710
TOTAL ENERGY		24,525,339
FINANCIALS - 3.2%
Capital Markets - 0.4%
Charles Schwab Corp.	65,900	852,087
Goldman Sachs Group, Inc.	4,509	432,233
Morgan Stanley	9,000	131,310
T. Rowe Price Group, Inc.	5,500	346,280
		1,761,910
Commercial Banks - 0.4%
Signature Bank (a)	7,100	432,887
Wells Fargo & Co.	34,700	1,160,368
		1,593,255
Consumer Finance - 1.4%
Discover Financial Services	176,000	6,086,080
Diversified Financial Services - 0.7%
Bank of America Corp.	27,100	221,678
BM&F Bovespa SA	131,129	669,192
CME Group, Inc.	900	241,299
JPMorgan Chase & Co.	47,900	1,711,467
		2,843,636

	Shares	Value
Real Estate Investment Trusts - 0.2%
Simon Property Group, Inc.	5,187	$ 807,408
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)	25,000	395,250
TOTAL FINANCIALS		13,487,539
HEALTH CARE - 19.7%
Biotechnology - 15.3%
Alexion Pharmaceuticals, Inc. (a)	17,000	1,688,100
Alkermes PLC (a)	204,400	3,468,668
Alnylam Pharmaceuticals, Inc. (a)	9,800	114,366
Amarin Corp. PLC ADR (a)	42,200	610,212
Amgen, Inc.	23,000	1,679,920
Amylin Pharmaceuticals, Inc. (a)	191,300	5,400,399
Biogen Idec, Inc. (a)	8,000	1,155,040
Celgene Corp. (a)	13,965	895,994
Cepheid, Inc. (a)	78,000	3,490,500
Exelixis, Inc. (a)	418,528	2,314,460
Gilead Sciences, Inc. (a)	24,500	1,256,360
Human Genome Sciences, Inc. (a)	274,100	3,598,933
ImmunoGen, Inc. (a)(d)	288,363	4,838,731
Immunomedics, Inc. (a)(d)	316,200	1,128,834
InterMune, Inc. (a)	57,700	689,515
Ironwood Pharmaceuticals, Inc. Class A (a)	29,000	399,620
Isis Pharmaceuticals, Inc. (a)(d)	275,806	3,309,672
Lexicon Pharmaceuticals, Inc. (a)	1,776,263	3,996,592
Merrimack Pharmaceuticals, Inc. (d)	13,800	100,464
Metabolix, Inc. (a)(d)	126,205	233,479
NPS Pharmaceuticals, Inc. (a)	55,000	473,550
Regeneron Pharmaceuticals, Inc. (a)	115,200	13,158,144
Rigel Pharmaceuticals, Inc. (a)	173,600	1,614,480
Seattle Genetics, Inc. (a)(d)	320,738	8,143,538
Transition Therapeutics, Inc. (a)	148,408	304,237
Transition Therapeutics, Inc. (f)	23,906	49,007
Vertex Pharmaceuticals, Inc. (a)	17,400	973,008
		65,085,823
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc.	8,900	473,035
Health Care Providers & Services - 0.7%
Express Scripts Holding Co. (a)	34,526	1,927,587
McKesson Corp.	8,900	834,375
		2,761,962
Health Care Technology - 0.4%
athenahealth, Inc. (a)	6,200	490,854
SXC Health Solutions Corp. (a)	10,200	1,012,987
		1,503,841
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)(d)	3,200	129,248
Pharmaceuticals - 3.2%
Abbott Laboratories	34,400	2,217,768
Allergan, Inc.	18,800	1,740,316
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Auxilium Pharmaceuticals, Inc. (a)	17,900	$ 481,331
Bristol-Myers Squibb Co.	6,100	219,295
Elan Corp. PLC sponsored ADR (a)	233,100	3,400,929
GlaxoSmithKline PLC sponsored ADR	10,400	473,928
Johnson & Johnson	11,800	797,208
MAP Pharmaceuticals, Inc. (a)(d)	285,016	4,269,540
		13,600,315
TOTAL HEALTH CARE		83,554,224
INDUSTRIALS - 5.8%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	25,400	1,418,336
The Boeing Co.	45,700	3,395,510
		4,813,846
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	42,800	3,370,928
Airlines - 0.3%
Southwest Airlines Co.	23,000	212,060
United Continental Holdings, Inc. (a)	51,800	1,260,294
		1,472,354
Construction & Engineering - 0.1%
Fluor Corp.	5,400	266,436
Quanta Services, Inc. (a)	15,841	381,293
		647,729
Electrical Equipment - 0.2%
Roper Industries, Inc.	7,700	759,066
Industrial Conglomerates - 1.1%
3M Co.	13,600	1,218,560
Danaher Corp.	53,100	2,765,448
General Electric Co.	33,000	687,720
		4,671,728
Machinery - 1.3%
Caterpillar, Inc.	32,800	2,785,048
Cummins, Inc.	7,600	736,516
Deere & Co.	11,700	946,179
ITT Corp.	5,150	90,640
Rexnord Corp.	6,100	122,244
Westport Innovations, Inc. (a)(d)	10,500	385,875
Xylem, Inc.	10,300	259,251
		5,325,753
Road & Rail - 0.9%
CSX Corp.	57,400	1,283,464
Union Pacific Corp.	20,400	2,433,924
		3,717,388
TOTAL INDUSTRIALS		24,778,792

	Shares	Value
INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 2.8%
F5 Networks, Inc. (a)	4,000	$ 398,240
Infinera Corp. (a)(d)	268,800	1,838,592
Juniper Networks, Inc. (a)	15,600	254,436
QUALCOMM, Inc.	121,895	6,787,114
Riverbed Technology, Inc. (a)	158,300	2,556,545
		11,834,927
Computers & Peripherals - 10.2%
Apple, Inc. (a)	66,942	39,094,126
Fusion-io, Inc. (d)	133,100	2,780,459
NetApp, Inc. (a)	11,800	375,476
SanDisk Corp. (a)	16,900	616,512
Silicon Graphics International Corp. (a)(d)	39,079	250,887
		43,117,460
Electronic Equipment & Components - 0.1%
Corning, Inc.	16,300	210,759
Universal Display Corp. (a)	9,900	355,806
		566,565
Internet Software & Services - 4.3%
Akamai Technologies, Inc. (a)	11,800	374,650
Baidu.com, Inc. sponsored ADR (a)	21,000	2,414,580
Cornerstone OnDemand, Inc. (a)	23,400	557,154
eBay, Inc. (a)	42,100	1,768,621
Facebook, Inc.:
Class A	24,700	768,664
Class B (a)(f)	16,196	453,618
Google, Inc. Class A (a)	17,930	10,400,655
Mail.ru Group Ltd. GDR (a)(e)	700	23,723
Rackspace Hosting, Inc. (a)	34,100	1,498,354
		18,260,019
IT Services - 3.3%
Cognizant Technology Solutions Corp. Class A (a)	32,032	1,921,920
IBM Corp.	23,500	4,596,130
MasterCard, Inc. Class A	6,600	2,838,726
VeriFone Systems, Inc. (a)	16,600	549,294
Visa, Inc. Class A	35,200	4,351,776
		14,257,846
Semiconductors & Semiconductor Equipment - 6.4%
Advanced Micro Devices, Inc. (a)	29,500	169,035
Analog Devices, Inc.	4,900	184,583
Applied Materials, Inc.	33,000	378,180
Applied Micro Circuits Corp. (a)	110,900	634,348
Broadcom Corp. Class A	25,800	872,040
Cree, Inc. (a)(d)	151,600	3,891,572
Cypress Semiconductor Corp.	310,700	4,107,454
Intel Corp.	71,500	1,905,475
Mellanox Technologies Ltd. (a)	300	21,252
NVIDIA Corp. (a)	530,500	7,331,510
Rambus, Inc. (a)(d)	279,500	1,604,330
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Silicon Laboratories, Inc. (a)	151,900	$ 5,757,010
Xilinx, Inc.	11,400	382,698
		27,239,487
Software - 9.6%
Activision Blizzard, Inc.	88,800	1,064,712
Citrix Systems, Inc. (a)	29,800	2,501,412
Infoblox, Inc.	1,700	38,981
Jive Software, Inc.	11,500	241,385
Microsoft Corp.	191,000	5,842,690
NetSuite, Inc. (a)	28,000	1,533,560
Oracle Corp.	67,700	2,010,690
Proofpoint, Inc.	1,400	23,730
QLIK Technologies, Inc. (a)	67,900	1,501,948
Red Hat, Inc. (a)	142,000	8,020,160
salesforce.com, Inc. (a)	108,424	14,990,702
ServiceNow, Inc.	1,100	27,060
SolarWinds, Inc. (a)	10,000	435,600
Solera Holdings, Inc.	15,700	656,103
Splunk, Inc. (d)	6,900	193,890
TiVo, Inc. (a)	92,600	765,802
VMware, Inc. Class A (a)	8,800	801,152
		40,649,577
TOTAL INFORMATION TECHNOLOGY		155,925,881
MATERIALS - 3.1%
Chemicals - 2.4%
CF Industries Holdings, Inc.	9,700	1,879,278
Dow Chemical Co.	48,100	1,515,150
E.I. du Pont de Nemours & Co.	23,700	1,198,509
Monsanto Co.	65,100	5,388,978
		9,981,915
Metals & Mining - 0.7%
Barrick Gold Corp.	22,700	855,068
Freeport-McMoRan Copper & Gold, Inc.	36,000	1,226,520
Molycorp, Inc. (a)(d)	17,500	377,125
Mongolian Mining Corp. (a)	306,000	173,642
Nucor Corp.	13,800	523,020
		3,155,375
TOTAL MATERIALS		13,137,290
TOTAL COMMON STOCKS (Cost $305,605,802)		423,469,981
Money Market Funds - 7.3%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	312,741	$ 312,741
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	30,790,038	30,790,038
TOTAL MONEY MARKET FUNDS (Cost $31,102,779)		31,102,779
TOTAL INVESTMENT PORTFOLIO - 107.1% (Cost $336,708,581)	454,572,760
NET OTHER ASSETS (LIABILITIES) - (7.1)%	(30,205,521)
NET ASSETS - 100%	$ 424,367,239
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,723 or 0.0% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $502,625 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 405,011
Transition Therapeutics, Inc.	11/21/11	$ 32,273
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,238
Fidelity Securities Lending Cash Central Fund	201,447
Total	$ 205,685
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 71,755,481	$ 70,130,587	$ 1,624,894	$ -
Consumer Staples	36,305,435	36,305,435	-	-
Energy	24,525,339	24,525,339	-	-
Financials	13,487,539	13,487,539	-	-
Health Care	83,554,224	83,554,224	-	-
Industrials	24,778,792	24,778,792	-	-
Information Technology	155,925,881	155,472,263	453,618	-
Materials	13,137,290	12,963,648	173,642	-
Money Market Funds	31,102,779	31,102,779	-	-
Total Investments in Securities:	$ 454,572,760	$ 452,320,606	$ 2,252,154	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $30,838,767) - See accompanying schedule: Unaffiliated issuers (cost $305,605,802)	$ 423,469,981
Fidelity Central Funds (cost $31,102,779)	31,102,779
Total Investments (cost $336,708,581)		$ 454,572,760
Receivable for investments sold		1,513,498
Receivable for fund shares sold		165,111
Dividends receivable		302,172
Distributions receivable from Fidelity Central Funds		23,433
Other receivables		2,006
Total assets		456,578,980

Liabilities
Payable for investments purchased	$ 722,658
Payable for fund shares redeemed	399,025
Accrued management fee	192,410
Distribution and service plan fees payable	26,589
Other affiliated payables	49,711
Other payables and accrued expenses	31,310
Collateral on securities loaned, at value	30,790,038
Total liabilities		32,211,741

Net Assets		$ 424,367,239
Net Assets consist of:
Paid in capital		$ 390,659,240
Undistributed net investment income		347,286
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(84,503,321)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		117,864,034
Net Assets		$ 424,367,239

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($125,919,737 ÷ 6,049,055 shares)	$ 20.82

Service Class: Net Asset Value, offering price and redemption price per share ($149,029,976 ÷ 7,175,079 shares)	$ 20.77

Service Class 2: Net Asset Value, offering price and redemption price per share ($71,527,102 ÷ 3,471,421 shares)	$ 20.60

Investor Class: Net Asset Value, offering price and redemption price per share ($77,890,424 ÷ 3,757,210 shares)	$ 20.73

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 1,818,157
Interest		51
Income from Fidelity Central Funds (including $201,447 from security lending)		205,685
Total income		2,023,893

Expenses
Management fee	$ 1,178,773
Transfer agent fees	184,464
Distribution and service plan fees	161,977
Accounting and security lending fees	84,644
Custodian fees and expenses	20,306
Independent trustees' compensation	1,351
Audit	25,346
Legal	1,040
Miscellaneous	1,628
Total expenses before reductions	1,659,529
Expense reductions	(5,881)	1,653,648
Net investment income (loss)		370,245
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	8,135,027
Foreign currency transactions	(3,418)
Total net realized gain (loss)		8,131,609
Change in net unrealized appreciation (depreciation) on: Investment securities	37,566,705
Assets and liabilities in foreign currencies	253
Total change in net unrealized appreciation (depreciation)		37,566,958
Net gain (loss)		45,698,567
Net increase (decrease) in net assets resulting from operations		$ 46,068,812

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 370,245	$ 323,575
Net realized gain (loss)	8,131,609	47,488,432
Change in net unrealized appreciation (depreciation)	37,566,958	(40,426,473)
Net increase (decrease) in net assets resulting from operations	46,068,812	7,385,534
Distributions to shareholders from net investment income	(66,574)	(331,249)
Share transactions - net increase (decrease)	42,469,882	(23,326,336)
Total increase (decrease) in net assets	88,472,120	(16,272,051)

Net Assets
Beginning of period	335,895,119	352,167,170
End of period (including undistributed net investment income of $347,286 and undistributed net investment income of $43,615, respectively)	$ 424,367,239	$ 335,895,119

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.30	$ 17.92	$ 14.51	$ 9.99	$ 22.37	$ 18.16
Income from Investment Operations
Net investment income (loss) E	.03	.03	.03	.06	.07	(.01)
Net realized and unrealized gain (loss)	2.49	.38	3.41	4.52	(12.38)	4.22
Total from investment operations	2.52	.41	3.44	4.58	(12.31)	4.21
Distributions from net investment income	- I	(.03)	(.03)	(.06)	(.07)	-
Net asset value, end of period	$ 20.82	$ 18.30	$ 17.92	$ 14.51	$ 9.99	$ 22.37
Total Return B, C, D	13.79%	2.30%	23.74%	45.85%	(55.02)%	23.18%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.70%	.70%	.72%	.71%	.68%
Expenses net of fee waivers, if any	.69% A	.70%	.69%	.72%	.71%	.68%
Expenses net of all reductions	.69% A	.69%	.69%	.72%	.71%	.68%
Net investment income (loss)	.26% A	.17%	.19%	.50%	.42%	(.05)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 125,920	$ 111,238	$ 123,894	$ 157,864	$ 115,057	$ 321,507
Portfolio turnover rate G	32% A	34%	33%	88%	148%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.27	$ 17.89	$ 14.48	$ 9.97	$ 22.32	$ 18.14
Income from Investment Operations
Net investment income (loss) E	.02	.01	.01	.05	.05	(.03)
Net realized and unrealized gain (loss)	2.48	.38	3.42	4.51	(12.34)	4.21
Total from investment operations	2.50	.39	3.43	4.56	(12.29)	4.18
Distributions from net investment income	- I	(.01)	(.02)	(.05)	(.06)	-
Net asset value, end of period	$ 20.77	$ 18.27	$ 17.89	$ 14.48	$ 9.97	$ 22.32
Total Return B, C, D	13.71%	2.18%	23.65%	45.72%	(55.06)%	23.04%
Ratios to Average Net Assets F, H
Expenses before reductions	.79% A	.80%	.80%	.82%	.81%	.78%
Expenses net of fee waivers, if any	.79% A	.80%	.79%	.82%	.81%	.78%
Expenses net of all reductions	.79% A	.79%	.79%	.82%	.81%	.78%
Net investment income (loss)	.17% A	.07%	.09%	.40%	.32%	(.15)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 149,030	$ 138,842	$ 159,157	$ 187,696	$ 126,076	$ 231,249
Portfolio turnover rate G	32% A	34%	33%	88%	148%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.13	$ 17.78	$ 14.40	$ 9.92	$ 22.15	$ 18.03
Income from Investment Operations
Net investment income (loss) E	- I	(.02)	(.01)	.03	.03	(.06)
Net realized and unrealized gain (loss)	2.47	.37	3.39	4.48	(12.24)	4.18
Total from investment operations	2.47	.35	3.38	4.51	(12.21)	4.12
Distributions from net investment income	-	-	-	(.03)	(.02)	-
Net asset value, end of period	$ 20.60	$ 18.13	$ 17.78	$ 14.40	$ 9.92	$ 22.15
Total Return B, C, D	13.62%	1.97%	23.47%	45.46%	(55.12)%	22.85%
Ratios to Average Net Assets F, H
Expenses before reductions	.94% A	.96%	.96%	.98%	.97%	.94%
Expenses net of fee waivers, if any	.94% A	.95%	.95%	.98%	.97%	.94%
Expenses net of all reductions	.94% A	.95%	.95%	.98%	.97%	.94%
Net investment income (loss)	.02% A	(.08)%	(.07)%	.24%	.16%	(.31)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 71,527	$ 31,441	$ 32,600	$ 36,247	$ 24,622	$ 88,013
Portfolio turnover rate G	32% A	34%	33%	88%	148%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 18.23	$ 17.86	$ 14.46	$ 9.97	$ 22.28	$ 18.11
Income from Investment Operations
Net investment income (loss) E	.02	.02	.02	.05	.05	(.04)
Net realized and unrealized gain (loss)	2.48	.37	3.41	4.49	(12.31)	4.21
Total from investment operations	2.50	.39	3.43	4.54	(12.26)	4.17
Distributions from net investment income	- I	(.02)	(.03)	(.05)	(.05)	-
Net asset value, end of period	$ 20.73	$ 18.23	$ 17.86	$ 14.46	$ 9.97	$ 22.28
Total Return B, C, D	13.74%	2.18%	23.69%	45.57%	(55.05)%	23.03%
Ratios to Average Net Assets F, H
Expenses before reductions	.78% A	.78%	.79%	.82%	.82%	.80%
Expenses net of fee waivers, if any	.78% A	.78%	.78%	.82%	.82%	.80%
Expenses net of all reductions	.77% A	.78%	.78%	.82%	.81%	.80%
Net investment income (loss)	.18% A	.09%	.10%	.40%	.31%	(.17)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 77,890	$ 54,374	$ 36,516	$ 27,769	$ 7,065	$ 33,366
Portfolio turnover rate G	32% A	34%	33%	88%	148%	100%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Growth Opportunities Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 147,929,080
Gross unrealized depreciation	(31,147,170)
Net unrealized appreciation (depreciation) on securities and other investments	$ 116,781,910

Tax cost	$ 337,790,850

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (13,439,190)
2017	(78,340,948)
Total capital loss carryforward	$ (91,780,138)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $112,439,706 and $65,528,783, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 76,651
Service Class 2	85,326
$ 161,977

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 47,322
Service Class	54,851
Service Class 2	25,381
Investor Class	56,910
$ 184,464

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,105 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $556 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $46,741. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $671 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $5,878 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ 24,160	$ 193,183
Service Class	29,967	82,425
Investor Class	12,447	55,641
Total	$ 66,574	$ 331,249

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	714,255	1,066,053	$ 15,089,913	$ 20,174,338
Reinvestment of distributions	1,166	10,721	24,160	193,183
Shares redeemed	(744,323)	(1,910,892)	(15,375,574)	(35,914,517)
Net increase (decrease)	(28,902)	(834,118)	$ (261,501)	$ (15,546,996)
Service Class
Shares sold	274,188	403,454	$ 5,820,168	$ 7,595,912
Reinvestment of distributions	1,449	4,504	29,967	82,425
Shares redeemed	(699,863)	(1,705,088)	(14,541,464)	(32,048,593)
Net increase (decrease)	(424,226)	(1,297,130)	$ (8,691,329)	$ (24,370,256)
Service Class 2
Shares sold	2,421,351	962,463	$ 48,769,283	$ 17,895,915
Shares redeemed	(683,684)	(1,062,706)	(14,187,604)	(19,476,673)
Net increase (decrease)	1,737,667	(100,243)	$ 34,581,679	$ (1,580,758)
Investor Class
Shares sold	1,197,780	1,576,055	$ 25,358,459	$ 29,817,704
Reinvestment of distributions	603	3,097	12,447	55,641
Shares redeemed	(423,174)	(641,452)	(8,529,873)	(11,701,671)
Net increase (decrease)	775,209	937,700	$ 16,841,033	$ 18,171,674

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 37% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 42% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPGRO-SANN-0812
1.705699.114

Fidelity® Variable Insurance Products:
Growth Strategies Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.90%
Actual		$ 1,000.00	$ 1,048.80	$ 4.58
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.52
Service Class	1.00%
Actual		$ 1,000.00	$ 1,048.90	$ 5.09
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 5.02
Service Class 2	1.15%
Actual		$ 1,000.00	$ 1,047.60	$ 5.85
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.77
Investor Class	.98%
Actual		$ 1,000.00	$ 1,049.10	$ 4.99
HypotheticalA		$ 1,000.00	$ 1,019.99	$ 4.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Intuit, Inc.	1.6	1.4
Lorillard, Inc.	1.4	0.5
Citrix Systems, Inc.	1.3	1.6
Mead Johnson Nutrition Co. Class A	1.2	0.5
AmerisourceBergen Corp.	1.2	0.0
Dollar Tree, Inc.	1.1	1.1
Dollar General Corp.	1.1	0.0
Laboratory Corp. of America Holdings	1.1	0.0
W.W. Grainger, Inc.	1.1	0.0
Whole Foods Market, Inc.	1.1	1.2
	12.2
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.6	17.8
Information Technology	18.3	20.4
Health Care	15.7	15.6
Industrials	13.9	11.9
Consumer Staples	7.6	4.0
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 94.7%		Stocks 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 5.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	6.1%	** Foreign investments	13.3%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.7%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Automobiles - 1.3%
Harley-Davidson, Inc.	3,500	$ 160,055
Tesla Motors, Inc. (a)	2,364	73,970
		234,025
Hotels, Restaurants & Leisure - 3.5%
Brinker International, Inc.	4,000	127,480
Chipotle Mexican Grill, Inc. (a)	180	68,391
International Game Technology	5,400	85,050
Panera Bread Co. Class A (a)	700	97,608
Texas Roadhouse, Inc. Class A	5,409	99,688
Wyndham Worldwide Corp.	2,800	147,672
		625,889
Household Durables - 1.1%
Jarden Corp.	2,000	84,040
Tupperware Brands Corp.	2,200	120,472
		204,512
Internet & Catalog Retail - 0.5%
Expedia, Inc.	2,000	96,140
Media - 1.7%
Discovery Communications, Inc. (a)	1,845	99,630
McGraw-Hill Companies, Inc.	1,500	67,500
Virgin Media, Inc.	5,600	136,584
		303,714
Multiline Retail - 2.2%
Dollar General Corp. (a)	3,600	195,804
Dollar Tree, Inc. (a)	3,666	197,231
		393,035
Specialty Retail - 7.5%
Aarons, Inc. Class A	3,300	93,423
Advance Auto Parts, Inc.	2,100	143,262
Ascena Retail Group, Inc. (a)	4,300	80,066
AutoZone, Inc. (a)	500	183,585
Bed Bath & Beyond, Inc. (a)	500	30,900
Body Central Corp. (a)	3,395	30,555
CarMax, Inc. (a)	2,500	64,850
Foot Locker, Inc.	2,700	82,566
Guess?, Inc.	2,700	81,999
Limited Brands, Inc.	4,215	179,264
PetSmart, Inc.	1,400	95,452
Ross Stores, Inc.	1,000	62,470
Sally Beauty Holdings, Inc. (a)	4,000	102,960
Tractor Supply Co.	365	30,317
Urban Outfitters, Inc. (a)	3,200	88,288
		1,349,957
Textiles, Apparel & Luxury Goods - 3.8%
Deckers Outdoor Corp. (a)	2,100	92,421
PVH Corp.	1,821	141,656
Ralph Lauren Corp.	1,164	163,030

	Shares	Value
Under Armour, Inc. Class A (sub. vtg.) (a)	976	$ 92,212
VF Corp.	1,400	186,830
		676,149
TOTAL CONSUMER DISCRETIONARY		3,883,421
CONSUMER STAPLES - 7.6%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	1,900	184,015
Embotelladora Andina SA ADR	2,400	63,720
Monster Beverage Corp. (a)	446	31,755
		279,490
Food & Staples Retailing - 1.1%
Whole Foods Market, Inc.	2,000	190,640
Food Products - 2.5%
Green Mountain Coffee Roasters, Inc. (a)	2,199	47,894
Mead Johnson Nutrition Co. Class A	2,800	225,428
The Hershey Co.	2,500	180,075
		453,397
Personal Products - 1.0%
Herbalife Ltd.	2,500	120,825
Nu Skin Enterprises, Inc. Class A	1,300	60,970
		181,795
Tobacco - 1.4%
Lorillard, Inc.	1,900	250,705
TOTAL CONSUMER STAPLES		1,356,027
ENERGY - 5.5%
Energy Equipment & Services - 3.5%
Cameron International Corp. (a)	3,900	166,569
Dresser-Rand Group, Inc. (a)	2,900	129,166
FMC Technologies, Inc. (a)	4,200	164,766
Helmerich & Payne, Inc.	2,100	91,308
Rowan Companies PLC (a)	2,600	84,058
		635,867
Oil, Gas & Consumable Fuels - 2.0%
Cabot Oil & Gas Corp.	4,200	165,480
Pioneer Natural Resources Co.	2,100	185,241
		350,721
TOTAL ENERGY		986,588
FINANCIALS - 4.8%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	1,000	109,450
FXCM, Inc. Class A	2,200	25,872
KKR & Co. LP	4,800	61,872
TD Ameritrade Holding Corp.	4,200	71,400
		268,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.1%
MSCI, Inc. Class A (a)	4,000	$ 136,080
The NASDAQ Stock Market, Inc.	2,700	61,209
		197,289
Insurance - 0.5%
Aon PLC	1,800	84,204
Real Estate Investment Trusts - 0.7%
Rayonier, Inc.	500	22,450
SL Green Realty Corp.	600	48,144
Ventas, Inc.	800	50,496
		121,090
Real Estate Management & Development - 0.5%
Altisource Portfolio Solutions SA (a)	1,367	100,105
Thrifts & Mortgage Finance - 0.5%
Ocwen Financial Corp. (a)	4,800	90,144
TOTAL FINANCIALS		861,426
HEALTH CARE - 15.7%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	800	79,440
ARIAD Pharmaceuticals, Inc. (a)	2,500	43,025
BioMarin Pharmaceutical, Inc. (a)	2,200	87,076
InterMune, Inc. (a)	1,700	20,315
Seattle Genetics, Inc. (a)	900	22,851
Theravance, Inc. (a)	859	19,087
Threshold Pharmaceuticals, Inc. (a)	2,535	18,759
United Therapeutics Corp. (a)	972	47,997
Vertex Pharmaceuticals, Inc. (a)	2,865	160,211
		498,761
Health Care Equipment & Supplies - 3.0%
C.R. Bard, Inc.	1,600	171,904
DENTSPLY International, Inc.	2,100	79,401
Edwards Lifesciences Corp. (a)	700	72,310
The Cooper Companies, Inc.	900	71,784
Varian Medical Systems, Inc. (a)	2,400	145,848
		541,247
Health Care Providers & Services - 5.9%
AmerisourceBergen Corp.	5,600	220,360
Catalyst Health Solutions, Inc. (a)	1,800	168,192
DaVita, Inc. (a)	1,400	137,494
HCA Holdings, Inc.	3,800	115,634
Henry Schein, Inc. (a)	1,100	86,339
Laboratory Corp. of America Holdings (a)	2,100	194,481
Universal Health Services, Inc. Class B	1,800	77,688
Wellcare Health Plans, Inc. (a)	1,200	63,600
		1,063,788

	Shares	Value
Health Care Technology - 0.8%
Cerner Corp. (a)	1,700	$ 140,522
Life Sciences Tools & Services - 0.9%
Mettler-Toledo International, Inc. (a)	200	31,170
Waters Corp. (a)	1,600	127,152
		158,322
Pharmaceuticals - 2.3%
Endo Pharmaceuticals Holdings, Inc. (a)	2,400	74,352
Salix Pharmaceuticals Ltd. (a)	1,500	81,660
Shire PLC sponsored ADR	500	43,195
ViroPharma, Inc. (a)	1,000	23,700
Warner Chilcott PLC (a)	1,500	26,880
Watson Pharmaceuticals, Inc. (a)	2,100	155,379
		405,166
TOTAL HEALTH CARE		2,807,806
INDUSTRIALS - 13.9%
Aerospace & Defense - 1.6%
Esterline Technologies Corp. (a)	1,000	62,350
Textron, Inc.	2,500	62,175
TransDigm Group, Inc. (a)	1,200	161,160
		285,685
Building Products - 0.4%
Owens Corning (a)	2,500	71,350
Commercial Services & Supplies - 1.2%
Copart, Inc. (a)	3,000	71,070
Stericycle, Inc. (a)	1,600	146,672
		217,742
Construction & Engineering - 0.9%
Fluor Corp.	2,599	128,235
Quanta Services, Inc. (a)	1,600	38,512
		166,747
Electrical Equipment - 2.5%
AMETEK, Inc.	3,500	174,685
Hubbell, Inc. Class B	1,400	109,116
Roper Industries, Inc.	1,650	162,657
		446,458
Machinery - 3.2%
Donaldson Co., Inc.	1,000	33,370
Graco, Inc.	1,700	78,336
Ingersoll-Rand PLC	4,028	169,901
Parker Hannifin Corp.	1,300	99,944
Valmont Industries, Inc.	800	96,776
Wabtec Corp.	1,300	101,413
		579,740
Professional Services - 1.8%
Equifax, Inc.	2,600	121,160
IHS, Inc. Class A (a)	1,600	172,368
Qualicorp SA	3,000	26,229
		319,757
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.7%
J.B. Hunt Transport Services, Inc.	2,200	$ 131,120
Trading Companies & Distributors - 1.6%
W.W. Grainger, Inc.	1,000	191,240
WESCO International, Inc. (a)	1,600	92,080
		283,320
TOTAL INDUSTRIALS		2,501,919
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 0.7%
Acme Packet, Inc. (a)	3,700	69,005
Polycom, Inc. (a)	6,296	66,234
		135,239
Computers & Peripherals - 0.9%
Fusion-io, Inc.	100	2,089
NetApp, Inc. (a)	4,800	152,736
		154,825
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	3,400	186,728
Internet Software & Services - 1.3%
Akamai Technologies, Inc. (a)	4,200	133,350
VeriSign, Inc. (a)	2,200	95,854
		229,204
IT Services - 3.3%
Amdocs Ltd. (a)	3,700	109,964
Fiserv, Inc. (a)	2,400	173,328
Global Payments, Inc.	2,900	125,367
The Western Union Co.	7,400	124,616
Total System Services, Inc.	2,600	62,218
		595,493
Semiconductors & Semiconductor Equipment - 1.8%
ASML Holding NV	2,000	102,840
Cree, Inc. (a)	2,700	69,309
KLA-Tencor Corp.	1,256	61,858
NXP Semiconductors NV (a)	3,500	81,375
		315,382
Software - 9.3%
Adobe Systems, Inc. (a)	2,100	67,977
Autodesk, Inc. (a)	4,300	150,457
BMC Software, Inc. (a)	3,600	153,648
Check Point Software Technologies Ltd. (a)	1,500	74,385
Citrix Systems, Inc. (a)	2,800	235,032
FactSet Research Systems, Inc.	1,200	111,528
Informatica Corp. (a)	1,486	62,947
Intuit, Inc.	4,700	278,945

	Shares	Value
MICROS Systems, Inc. (a)	2,200	$ 112,640
Nuance Communications, Inc. (a)	6,364	151,590
Red Hat, Inc. (a)	3,200	180,736
Synopsys, Inc. (a)	3,200	94,176
		1,674,061
TOTAL INFORMATION TECHNOLOGY		3,290,932
MATERIALS - 6.5%
Chemicals - 5.6%
Airgas, Inc.	1,600	134,416
Albemarle Corp.	2,000	119,280
Eastman Chemical Co.	2,800	141,036
FMC Corp.	2,600	139,048
Sherwin-Williams Co.	1,400	185,290
Sigma Aldrich Corp.	2,200	162,646
W.R. Grace & Co. (a)	2,300	116,035
		997,751
Containers & Packaging - 0.9%
Rock-Tenn Co. Class A	1,200	65,460
Silgan Holdings, Inc.	2,200	93,918
		159,378
TOTAL MATERIALS		1,157,129
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
SBA Communications Corp. Class A (a)	2,600	148,330
TOTAL COMMON STOCKS (Cost $16,442,718)		16,993,578
Money Market Funds - 2.3%

Fidelity Cash Central Fund, 0.17% (b) (Cost $416,856)	416,856	416,856
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $16,859,574)	17,410,434
NET OTHER ASSETS (LIABILITIES) - 3.0%	543,001
NET ASSETS - 100%	$ 17,953,435
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 285
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,442,718)	$ 16,993,578
Fidelity Central Funds (cost $416,856)	416,856
Total Investments (cost $16,859,574)		$ 17,410,434
Receivable for investments sold		909,159
Receivable for fund shares sold		42,288
Dividends receivable		9,521
Distributions receivable from Fidelity Central Funds		36
Receivable from investment adviser for expense reductions		13,614
Other receivables		2,439
Total assets		18,387,491

Liabilities
Payable for investments purchased	$ 388,107
Payable for fund shares redeemed	23
Accrued management fee	9,036
Distribution and service plan fees payable	976
Other affiliated payables	2,491
Other payables and accrued expenses	33,423
Total liabilities		434,056

Net Assets		$ 17,953,435
Net Assets consist of:
Paid in capital		$ 24,800,110
Accumulated net investment loss		(38,411)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(7,358,593)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		550,329
Net Assets		$ 17,953,435

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($5,303,235 ÷ 616,374 shares)	$ 8.60

Service Class: Net Asset Value, offering price and redemption price per share ($167,453 ÷ 19,522 shares)	$ 8.58

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,701,324 ÷ 562,114 shares)	$ 8.36

Investor Class: Net Asset Value, offering price and redemption price per share ($7,781,423 ÷ 911,507 shares)	$ 8.54

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 58,974
Income from Fidelity Central Funds		285
Total income		59,259

Expenses
Management fee	$ 59,792
Transfer agent fees	13,539
Distribution and service plan fees	6,414
Accounting fees and expenses	3,827
Custodian fees and expenses	17,474
Independent trustees' compensation	63
Audit	27,602
Legal	50
Miscellaneous	102
Total expenses before reductions	128,863
Expense reductions	(31,193)	97,670
Net investment income (loss)		(38,411)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(839,748)
Foreign currency transactions	69
Total net realized gain (loss)		(839,679)
Change in net unrealized appreciation (depreciation) on: Investment securities	1,606,006
Assets and liabilities in foreign currencies	205
Total change in net unrealized appreciation (depreciation)		1,606,211
Net gain (loss)		766,532
Net increase (decrease) in net assets resulting from operations		$ 728,121

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (38,411)	$ (83,939)
Net realized gain (loss)	(839,679)	2,166,916
Change in net unrealized appreciation (depreciation)	1,606,211	(4,059,451)
Net increase (decrease) in net assets resulting from operations	728,121	(1,976,474)
Share transactions - net increase (decrease)	(315,764)	(3,845,163)
Total increase (decrease) in net assets	412,357	(5,821,637)

Net Assets
Beginning of period	17,541,078	23,362,715
End of period (including accumulated net investment loss of $38,411 and undistributed net investment income of $0, respectively)	$ 17,953,435	$ 17,541,078

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.20	$ 9.01	$ 7.21	$ 5.16	$ 10.09	$ 9.44
Income from Investment Operations
Net investment income (loss) E	(.01)	(.03)	(.03)	(.02) H	(.02)	(.05)
Net realized and unrealized gain (loss)	.41	(.78)	1.83	2.07	(4.89)	1.70
Total from investment operations	.40	(.81)	1.80	2.05	(4.91)	1.65
Distributions from net realized gain	-	-	-	-	(.02)	(1.00)
Net asset value, end of period	$ 8.60	$ 8.20	$ 9.01	$ 7.21	$ 5.16	$ 10.09
Total Return B,C,D	4.88%	(8.99)%	24.97%	39.73%	(48.77)%	17.52%
Ratios to Average Net Assets F,I
Expenses before reductions	1.24% A	1.10%	1.11%	1.33%	1.14%	1.07%
Expenses net of fee waivers, if any	.90% A	.90%	.90%	.90%	.90%	.90%
Expenses net of all reductions	.89% A	.89%	.89%	.88%	.89%	.89%
Net investment income (loss)	(.29)% A	(.29)%	(.41)%	(.27)% H	(.30)%	(.46)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,303	$ 5,210	$ 7,769	$ 5,202	$ 4,734	$ 16,005
Portfolio turnover rate G	275% A	190%	149%	280%	292%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.36)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.18	$ 8.99	$ 7.21	$ 5.16	$ 10.11	$ 9.45
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.04)	(.02) H	(.03)	(.06)
Net realized and unrealized gain (loss)	.42	(.78)	1.82	2.07	(4.90)	1.71
Total from investment operations	.40	(.81)	1.78	2.05	(4.93)	1.65
Distributions from net realized gain	-	-	-	-	(.02)	(.99)
Net asset value, end of period	$ 8.58	$ 8.18	$ 8.99	$ 7.21	$ 5.16	$ 10.11
Total Return B,C,D	4.89%	(9.01)%	24.69%	39.73%	(48.87)%	17.51%
Ratios to Average Net Assets F,I
Expenses before reductions	1.29% A	1.18%	1.18%	1.38%	1.21%	1.14%
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00%	1.00%	1.00%
Expenses net of all reductions	.99% A	.99%	.99%	.97%	.99%	.99%
Net investment income (loss)	(.39)% A	(.39)%	(.50)%	(.37)% H	(.40)%	(.56)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 167	$ 160	$ 258	$ 361	$ 446	$ 1,297
Portfolio turnover rate G	275% A	190%	149%	280%	292%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.46)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 7.98	$ 8.79	$ 7.05	$ 5.06	$ 9.92	$ 9.29
Income from Investment Operations
Net investment income (loss) E	(.02)	(.05)	(.05)	(.03) H	(.04)	(.07)
Net realized and unrealized gain (loss)	.40	(.76)	1.79	2.02	(4.80)	1.67
Total from investment operations	.38	(.81)	1.74	1.99	(4.84)	1.60
Distributions from net realized gain	-	-	-	-	(.02)	(.97)
Net asset value, end of period	$ 8.36	$ 7.98	$ 8.79	$ 7.05	$ 5.06	$ 9.92
Total Return B,C,D	4.76%	(9.22)%	24.68%	39.33%	(48.90)%	17.32%
Ratios to Average Net Assets F,I
Expenses before reductions	1.44% A	1.31%	1.31%	1.51%	1.35%	1.30%
Expenses net of fee waivers, if any	1.15% A	1.15%	1.15%	1.15%	1.15%	1.15%
Expenses net of all reductions	1.14% A	1.14%	1.14%	1.12%	1.14%	1.14%
Net investment income (loss)	(.54)% A	(.54)%	(.65)%	(.52)% H	(.55)%	(.72)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,701	$ 4,828	$ 6,053	$ 5,760	$ 4,469	$ 13,622
Portfolio turnover rate G	275% A	190%	149%	280%	292%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.61)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.14	$ 8.95	$ 7.17	$ 5.13	$ 10.05	$ 9.41
Income from Investment Operations
Net investment income (loss) E	(.02)	(.03)	(.04)	(.02) H	(.03)	(.07)
Net realized and unrealized gain (loss)	.42	(.78)	1.82	2.06	(4.87)	1.70
Total from investment operations	.40	(.81)	1.78	2.04	(4.90)	1.63
Distributions from net realized gain	-	-	-	-	(.02)	(.99)
Net asset value, end of period	$ 8.54	$ 8.14	$ 8.95	$ 7.17	$ 5.13	$ 10.05
Total Return B,C,D	4.91%	(9.05)%	24.83%	39.77%	(48.87)%	17.40%
Ratios to Average Net Assets F,I
Expenses before reductions	1.28% A	1.16%	1.19%	1.42%	1.27%	1.17%
Expenses net of fee waivers, if any	.98% A	.98%	.98%	.98%	.99%	1.05%
Expenses net of all reductions	.97% A	.97%	.97%	.95%	.97%	1.04%
Net investment income (loss)	(.37)% A	(.37)%	(.49)%	(.35)% H	(.39)%	(.61)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,781	$ 7,343	$ 9,283	$ 5,013	$ 4,305	$ 10,073
Portfolio turnover rate G	275% A	190%	149%	280%	292%	190%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.005 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.44)%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Growth Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), partnerships, net operating losses, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,265,871
Gross unrealized depreciation	(762,644)
Net unrealized appreciation (depreciation) on securities and other investments	$ 503,227

Tax cost	$ 16,907,207

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2011, capital loss carryforwards were as follows:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Fiscal year of expiration
2016	$ (5,081,123)
2017	(1,272,085)
Total capital loss carryforward	$ (6,353,208)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $26,305,098 and $27,353,152, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 87
Service Class 2	6,327
$ 6,414

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 3,677
Service Class	66
Service Class 2	1,962
Investor Class	7,834
$ 13,539

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $945 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $29 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Initial Class	.90%	$ 9,722
Service Class	1.00%	251
Service Class 2	1.15%	7,289
Investor Class	.98%	13,040
		$ 30,302

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $890 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	134,232	289,291	$ 1,213,399	$ 2,658,282
Shares redeemed	(153,258)	(516,560)	(1,362,432)	(4,648,535)
Net increase (decrease)	(19,026)	(227,269)	$ (149,033)	$ (1,990,253)
Service Class
Shares sold	46	317	$ 418	$ 2,724
Shares redeemed	(61)	(9,509)	(529)	(82,269)
Net increase (decrease)	(15)	(9,192)	$ (111)	$ (79,545)
Service Class 2
Shares sold	41,081	142,539	$ 359,461	$ 1,251,254
Shares redeemed	(83,982)	(226,366)	(729,124)	(1,925,948)
Net increase (decrease)	(42,901)	(83,827)	$ (369,663)	$ (674,694)
Investor Class
Shares sold	409,344	598,683	$ 3,685,937	$ 5,369,282
Shares redeemed	(400,072)	(734,073)	(3,482,894)	(6,469,953)
Net increase (decrease)	9,272	(135,390)	$ 203,043	$ (1,100,671)

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 24% of the total outstanding shares of the fund.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAG-SANN-0812
1.761771.111

Fidelity® Variable Insurance Products:

Mid Cap Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.65%
Actual		$ 1,000.00	$ 1,069.00	$ 3.34
HypotheticalA		$ 1,000.00	$ 1,021.63	$ 3.27
Service Class	.75%
Actual		$ 1,000.00	$ 1,068.60	$ 3.86
HypotheticalA		$ 1,000.00	$ 1,021.13	$ 3.77
Service Class 2.90%
Actual		$ 1,000.00	$ 1,067.70	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.39	$ 4.52
Investor Class	.74%
Actual		$ 1,000.00	$ 1,068.50	$ 3.81
HypotheticalA		$ 1,000.00	$ 1,021.18	$ 3.72

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Fiserv, Inc.	2.0	1.6
BB&T Corp.	1.6	0.0
Ross Stores, Inc.	1.6	1.7
Motorola Solutions, Inc.	1.6	0.0
Intuit, Inc.	1.5	2.2
Wyndham Worldwide Corp.	1.5	0.0
Reinsurance Group of America, Inc.	1.5	2.4
McKesson Corp.	1.4	1.5
Synopsys, Inc.	1.3	0.3
Time Warner, Inc.	1.3	1.1
	15.3
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	24.9
Consumer Discretionary	16.8	19.3
Financials	16.0	10.3
Industrials	11.2	7.7
Health Care	8.6	17.2
Asset Allocation (% of fund's net assets)
As of June 30, 2012*		As of December 31, 2011**
	Stocks 89.2%		Stocks 95.7%
	Other Investments 0.0%†		Other Investments 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 10.8%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	13.1%	** Foreign investments	21.6%
† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.0%
	Shares	Value
CONSUMER DISCRETIONARY - 16.8%
Auto Components - 0.6%
BorgWarner, Inc. (a)	23,442	$ 1,537,561
Dana Holding Corp.	632,791	8,106,053
Delphi Automotive PLC	838,600	21,384,300
Exide Industries Ltd.	3,814,806	9,436,114
New Focus Auto Tech Holdings Ltd. (a)	5,687,675	880,044
TRW Automotive Holdings Corp. (a)	87,215	3,206,023
		44,550,095
Automobiles - 0.6%
Bajaj Auto Ltd.	120,000	3,425,688
Daihatsu Motor Co. Ltd.	1,215,000	21,271,220
Harley-Davidson, Inc.	359,100	16,421,643
		41,118,551
Distributors - 0.6%
Genuine Parts Co.	551,580	33,232,695
LKQ Corp. (a)	391,300	13,069,420
		46,302,115
Diversified Consumer Services - 0.4%
Anhanguera Educacional Participacoes SA	380,000	4,843,415
Grand Canyon Education, Inc. (a)	605,089	12,670,564
MegaStudy Co. Ltd.	84,896	5,837,758
Weight Watchers International, Inc.	100,233	5,168,013
		28,519,750
Hotels, Restaurants & Leisure - 3.2%
Jubilant Foodworks Ltd. (a)	1,965,090	41,620,991
Papa John's International, Inc. (a)	262,515	12,487,839
Starbucks Corp.	819,425	43,691,741
Texas Roadhouse, Inc. Class A	315,723	5,818,775
The Cheesecake Factory, Inc. (a)	479,317	15,318,971
Wyndham Worldwide Corp.	2,086,085	110,020,123
		228,958,440
Household Durables - 0.5%
Jarden Corp.	378,000	15,883,560
Newell Rubbermaid, Inc.	925,100	16,781,314
		32,664,874
Internet & Catalog Retail - 0.3%
Expedia, Inc. (d)	444,818	21,382,401
Leisure Equipment & Products - 0.6%
Mattel, Inc.	762,300	24,729,012
Polaris Industries, Inc.	307,100	21,951,508
		46,680,520
Media - 2.6%
Discovery Communications, Inc. (a)	1,260,680	68,076,720
Pearson PLC	216,100	4,287,803
Sun TV Ltd.	3,935,322	21,572,763
Time Warner, Inc.	2,365,148	91,058,198
		184,995,484

	Shares	Value
Specialty Retail - 6.7%
Advance Auto Parts, Inc.	600,459	$ 40,963,313
American Eagle Outfitters, Inc.	445,700	8,793,661
Asbury Automotive Group, Inc. (a)	185,088	4,384,735
Ascena Retail Group, Inc. (a)	886,800	16,512,216
AutoZone, Inc. (a)	187,675	68,908,630
Bed Bath & Beyond, Inc. (a)	1,225,160	75,714,888
Foot Locker, Inc.	548,200	16,763,956
Group 1 Automotive, Inc.	113,400	5,172,174
O'Reilly Automotive, Inc. (a)	284,166	23,804,586
Penske Automotive Group, Inc.	612,523	13,009,989
Ross Stores, Inc.	1,831,013	114,383,382
Sally Beauty Holdings, Inc. (a)	1,622,147	41,754,064
Sonic Automotive, Inc. Class A (sub. vtg.)	529,104	7,232,852
TJX Companies, Inc.	901,054	38,682,248
Tsutsumi Jewelry Co. Ltd.	97,500	2,370,619
		478,451,313
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	182,900	13,068,229
Coach, Inc.	194,009	11,345,646
Daphne International Holdings Ltd.	13,416,000	13,687,640
PVH Corp.	128,633	10,006,361
Shenzhou International Group Holdings Ltd.	3,000	5,219
Vera Bradley, Inc. (a)	233,572	4,923,698
		53,036,793
TOTAL CONSUMER DISCRETIONARY		1,206,660,336
CONSUMER STAPLES - 2.6%
Beverages - 0.2%
Molson Coors Brewing Co. Class B	322,627	13,424,509
Food & Staples Retailing - 0.9%
Breadtalk Group Ltd.	1,200	478
Kroger Co.	800,504	18,563,688
Safeway, Inc. (d)	2,623,737	47,620,827
		66,184,993
Food Products - 1.2%
Biostime International Holdings Ltd.	1,681,000	4,406,500
Britannia Industries Ltd.	278,461	2,648,730
Orion Corp.	10,418	8,660,680
Post Holdings, Inc. (a)	147,000	4,520,250
Smart Balance, Inc. (a)	100	939
Want Want China Holdings Ltd.	55,061,600	68,091,393
		88,328,492
Household Products - 0.3%
Church & Dwight Co., Inc.	307,900	17,079,213
Jyothy Laboratories Ltd.	417,068	1,788,976
		18,868,189
TOTAL CONSUMER STAPLES		186,806,183
Common Stocks - continued
	Shares	Value
ENERGY - 5.3%
Energy Equipment & Services - 1.6%
Halliburton Co.	432,235	$ 12,271,152
Helix Energy Solutions Group, Inc. (a)	2,957,570	48,533,724
McDermott International, Inc. (a)	783,248	8,725,383
National Oilwell Varco, Inc.	377,700	24,338,988
Parker Drilling Co. (a)	1,446,753	6,524,856
Pioneer Drilling Co. (a)	398,164	3,173,367
Superior Energy Services, Inc. (a)	350,300	7,086,569
TETRA Technologies, Inc. (a)	321,300	2,290,869
		112,944,908
Oil, Gas & Consumable Fuels - 3.7%
Apache Corp.	159,595	14,026,805
Denbury Resources, Inc. (a)	1,166,464	17,625,271
Hess Corp.	449,100	19,513,395
HollyFrontier Corp.	574,125	20,341,249
Marathon Petroleum Corp.	1,515,408	68,072,127
Murphy Oil Corp.	404,616	20,348,139
Newfield Exploration Co. (a)	228,200	6,688,542
QEP Resources, Inc.	1,359,300	40,738,221
Talisman Energy, Inc.	960,500	11,009,758
Tesoro Corp. (a)	194,398	4,852,174
Valero Energy Corp.	1,636,894	39,530,990
Voyager Oil & Gas, Inc. warrants 2/4/16 (a)	908,661	137,543
WPX Energy, Inc.	293,264	4,745,012
		267,629,226
TOTAL ENERGY		380,574,134
FINANCIALS - 15.8%
Capital Markets - 2.1%
Ameriprise Financial, Inc.	879,500	45,962,670
Invesco Ltd.	680,616	15,381,922
Marusan Securities Co. Ltd.	2,321,200	8,367,246
SEI Investments Co.	648,818	12,904,990
TD Ameritrade Holding Corp.	3,831,000	65,127,000
		147,743,828
Commercial Banks - 7.1%
Bank of Hawaii Corp.	193,234	8,879,102
BB&T Corp.	3,765,108	116,153,582
City National Corp.	82,700	4,017,566
Comerica, Inc.	2,148,024	65,965,817
East West Bancorp, Inc.	584,700	13,717,062
Fifth Third Bancorp	2,283,074	30,593,192
Fulton Financial Corp.	1,021,144	10,201,229
Glacier Bancorp, Inc.	70,041	1,084,935
HDFC Bank Ltd.	1,408,420	14,429,185
Huntington Bancshares, Inc.	13,251,229	84,807,866
KeyCorp	1,146,551	8,874,305
MB Financial, Inc.	153,993	3,317,009
PacWest Bancorp	126,200	2,987,154

	Shares	Value
Regions Financial Corp.	11,323,787	$ 76,435,562
Shinsei Bank Ltd.	8,442,000	10,270,547
Signature Bank (a)	85,952	5,240,493
Sumitomo Mitsui Financial Group, Inc.	604,300	19,963,009
SunTrust Banks, Inc.	330,695	8,012,740
Synovus Financial Corp.	4,583,848	9,076,019
TCF Financial Corp.	504,901	5,796,263
UMB Financial Corp.	147,441	7,553,402
		507,376,039
Consumer Finance - 1.2%
ACOM Co. Ltd. (a)	172,700	3,426,409
Credit Saison Co. Ltd.	1,132,900	25,188,909
Discover Financial Services	1,597,047	55,225,885
Hitachi Capital Corp.	203,100	3,399,432
Shriram Transport Finance Co. Ltd.	192,997	1,851,804
		89,092,439
Diversified Financial Services - 1.0%
CME Group, Inc.	120,495	32,305,914
CRISIL Ltd.	598,956	11,653,811
IntercontinentalExchange, Inc. (a)	57,839	7,864,947
Mitsubishi UFJ Lease & Finance Co. Ltd.	161,820	6,731,006
Moody's Corp.	270,302	9,879,538
		68,435,216
Insurance - 4.0%
Assured Guaranty Ltd.	799,012	11,266,069
Brasil Insurance Participacoes e Administracao SA	568,400	5,051,501
Lincoln National Corp.	1,988,575	43,490,135
Old Republic International Corp.	4,088,857	33,896,625
Progressive Corp.	85,210	1,774,924
Protective Life Corp.	2,425,799	71,342,749
Reinsurance Group of America, Inc.	1,989,199	105,845,279
Unum Group	798,700	15,279,131
		287,946,413
Real Estate Investment Trusts - 0.1%
Extra Space Storage, Inc.	311,300	9,525,780
Real Estate Management & Development - 0.3%
Altisource Portfolio Solutions SA (a)	55,400	4,056,942
Goldcrest Co. Ltd.	204,350	3,157,211
Kenedix, Inc. (a)	22,534	3,267,812
Wharf Holdings Ltd.	2,358,000	13,112,741
		23,594,706
TOTAL FINANCIALS		1,133,714,421
HEALTH CARE - 8.6%
Biotechnology - 2.0%
3SBio, Inc. sponsored ADR (a)	647,273	8,835,276
Alexion Pharmaceuticals, Inc. (a)	772,353	76,694,653
Biogen Idec, Inc. (a)	63,900	9,225,882
Celgene Corp. (a)	112,000	7,185,920
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Genomic Health, Inc. (a)	621,937	$ 20,772,696
Halozyme Therapeutics, Inc. (a)	267,800	2,372,708
United Therapeutics Corp. (a)	304,526	15,037,494
		140,124,629
Health Care Equipment & Supplies - 0.3%
Boston Scientific Corp. (a)	2,515,482	14,262,783
HeartWare International, Inc. CDI (a)	100	256
Hill-Rom Holdings, Inc.	205,300	6,333,505
Opto Circuits India Ltd.	159,883	446,422
		21,042,966
Health Care Providers & Services - 3.5%
Aetna, Inc.	488,917	18,955,312
Cardinal Health, Inc.	17,404	730,968
Centene Corp. (a)	105,900	3,193,944
Community Health Systems, Inc. (a)	1,114,791	31,247,592
Express Scripts Holding Co. (a)	232,900	13,002,807
Health Management Associates, Inc. Class A (a)	895,840	7,032,344
Health Net, Inc. (a)	66,199	1,606,650
Humana, Inc.	77,642	6,012,596
McKesson Corp.	1,113,358	104,377,313
Molina Healthcare, Inc. (a)	1,791	42,017
Omnicare, Inc.	1,329,494	41,520,098
PharMerica Corp. (a)	209,322	2,285,796
Tenet Healthcare Corp. (a)	1,157,712	6,066,411
UnitedHealth Group, Inc.	317,500	18,573,750
		254,647,598
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	155,307	1,697,506
athenahealth, Inc. (a)(d)	415,735	32,913,740
Cerner Corp. (a)	146,352	12,097,456
		46,708,702
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	1,009,100	39,597,084
Thermo Fisher Scientific, Inc.	676,605	35,122,566
		74,719,650
Pharmaceuticals - 1.1%
Cipla Ltd.	2,290,444	13,124,075
Hikma Pharmaceuticals PLC	100	1,022
Jazz Pharmaceuticals PLC (a)	398,189	17,922,487
Medicis Pharmaceutical Corp. Class A	650,303	22,207,847
Pharmstandard OJSC unit (a)	347,993	4,958,900
Questcor Pharmaceuticals, Inc. (a)(d)	290,701	15,476,921
Salix Pharmaceuticals Ltd. (a)	140,535	7,650,725
		81,341,977
TOTAL HEALTH CARE		618,585,522

	Shares	Value
INDUSTRIALS - 11.2%
Air Freight & Logistics - 0.2%
FedEx Corp.	128,086	$ 11,733,958
Airlines - 0.7%
Copa Holdings SA Class A	648,590	53,495,703
Building Products - 0.4%
Apogee Enterprises, Inc.	63,800	1,025,266
Blue Star Ltd.	695,550	2,058,278
Lennox International, Inc.	612,832	28,576,356
		31,659,900
Commercial Services & Supplies - 1.4%
Copart, Inc. (a)	672,881	15,940,551
Corrections Corp. of America	641,300	18,886,285
Edenred SA	546,600	15,456,535
Mine Safety Appliances Co.	60,509	2,434,882
Multiplus SA	927,600	21,784,860
Republic Services, Inc.	787,946	20,849,051
The Brink's Co.	62,713	1,453,687
		96,805,851
Construction & Engineering - 1.0%
Chicago Bridge & Iron Co. NV unit	295,600	11,220,976
Dycom Industries, Inc. (a)	123,299	2,294,594
Fluor Corp.	759,404	37,468,993
KBR, Inc.	49,216	1,216,127
Quanta Services, Inc. (a)	338,804	8,155,012
URS Corp.	224,300	7,823,584
		68,179,286
Electrical Equipment - 1.1%
Acuity Brands, Inc.	519,621	26,453,905
Brady Corp. Class A	120,700	3,320,457
Hubbell, Inc. Class B	200,613	15,635,777
Roper Industries, Inc.	329,200	32,452,536
		77,862,675
Industrial Conglomerates - 0.1%
Max India Ltd. (a)	1,974,620	6,860,993
Machinery - 3.8%
Actuant Corp. Class A	1,611,488	43,768,014
AGCO Corp. (a)	1,327,967	60,727,931
Dover Corp.	210,700	11,295,627
Eaton Corp.	232,290	9,205,653
Harsco Corp.	866,337	17,655,948
Illinois Tool Works, Inc.	814,000	43,052,460
Ingersoll-Rand PLC	1,065,851	44,957,595
Kennametal, Inc.	50,426	1,671,622
Kitz Corp.	324,700	1,390,923
Parker Hannifin Corp.	513,238	39,457,737
Spirax-Sarco Engineering PLC	100	3,110
Uzel Makina Sanayi A/S (a)	456,690	3
Valmont Industries, Inc.	25,200	3,048,444
		276,235,067
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 1.8%
CDI Corp.	6,400	$ 104,960
Corporate Executive Board Co.	661,222	27,030,755
Dun & Bradstreet Corp.	4,091	291,156
en-japan, Inc.	1,285	1,458,650
Equifax, Inc.	1,287,104	59,979,046
GP Strategies Corp. (a)	24,400	450,668
Kforce, Inc. (a)	233,527	3,143,273
Randstad Holding NV	547,877	16,068,116
Robert Half International, Inc.	660,800	18,879,056
		127,405,680
Road & Rail - 0.5%
Con-way, Inc.	86,171	3,111,635
Kansas City Southern	40,726	2,832,901
Landstar System, Inc.	63,700	3,294,564
Norfolk Southern Corp.	77,900	5,590,883
Old Dominion Freight Lines, Inc. (a)	542,692	23,493,137
		38,323,120
Trading Companies & Distributors - 0.2%
MSC Industrial Direct Co., Inc. Class A	23,866	1,564,416
United Rentals, Inc. (a)	463,541	15,778,936
		17,343,352
TOTAL INDUSTRIALS		805,905,585
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc. (a)	6,168,239	30,409,418
Motorola Solutions, Inc.	2,369,900	114,015,889
Polycom, Inc. (a)	31,868	335,251
Ubiquiti Networks, Inc. (d)	373,125	5,317,031
		150,077,589
Computers & Peripherals - 1.1%
Gemalto NV (d)	951,809	68,163,464
NCR Corp. (a)	541,295	12,303,635
		80,467,099
Electronic Equipment & Components - 2.1%
Arrow Electronics, Inc. (a)	510,755	16,757,872
Digital China Holdings Ltd. (H Shares)	7,268,300	12,808,425
FEI Co.	226,154	10,819,207
Ingenico SA	1,144,087	55,481,309
Itron, Inc. (a)	537,613	22,171,160
Jabil Circuit, Inc.	1,311,853	26,669,971
Plexus Corp. (a)	180,878	5,100,760
Vishay Intertechnology, Inc. (a)	519,280	4,896,810
		154,705,514
Internet Software & Services - 0.7%
eBay, Inc. (a)	864,159	36,303,320

	Shares	Value
Google, Inc. Class A (a)	10,160	$ 5,893,511
VistaPrint Ltd. (a)(d)	219,480	7,089,204
		49,286,035
IT Services - 5.3%
Alliance Data Systems Corp. (a)	71,238	9,617,130
CGI Group, Inc. Class A (sub. vtg.) (a)	134,200	3,225,493
CoreLogic, Inc. (a)	334,105	6,117,463
Fidelity National Information Services, Inc.	866,700	29,537,136
Fiserv, Inc. (a)	1,964,894	141,904,645
Genpact Ltd. (a)	162,900	2,709,027
Heartland Payment Systems, Inc.	81,500	2,451,520
Jack Henry & Associates, Inc.	127,307	4,394,638
MasterCard, Inc. Class A	159,567	68,631,362
NeuStar, Inc. Class A (a)	291,917	9,750,028
Total System Services, Inc.	2,972,504	71,132,021
Visa, Inc. Class A	244,169	30,186,613
		379,657,076
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	485,040	18,271,457
Applied Materials, Inc.	1,537,036	17,614,433
Epistar Corp.	1,022,000	2,278,635
KLA-Tencor Corp.	1,438,500	70,846,125
Kontron AG	802,611	4,936,323
LSI Corp. (a)	370,700	2,361,359
Marvell Technology Group Ltd.	3,305,768	37,289,063
MIC Electronics Ltd. (a)	875,560	99,499
PMC-Sierra, Inc. (a)	2,628,750	16,140,525
		169,837,419
Software - 5.2%
Autodesk, Inc. (a)	1,576,771	55,171,217
Check Point Software Technologies Ltd. (a)	320,929	15,914,869
Deltek, Inc. (a)	46,200	535,458
Intuit, Inc.	1,881,709	111,679,429
Mentor Graphics Corp. (a)	3,611,890	54,178,350
NICE Systems Ltd. sponsored ADR (a)	63,100	2,309,460
Nuance Communications, Inc. (a)	970,615	23,120,049
Parametric Technology Corp. (a)	596,681	12,506,434
Royalblue Group PLC	379,700	9,217,341
Synopsys, Inc. (a)	3,100,026	91,233,765
Ubisoft Entertainment SA (a)	179,368	1,197,146
		377,063,518
TOTAL INFORMATION TECHNOLOGY		1,361,094,250
MATERIALS - 4.6%
Chemicals - 3.1%
Albemarle Corp.	327,925	19,557,447
CF Industries Holdings, Inc.	275,900	53,452,866
FMC Corp.	442,788	23,680,302
H.B. Fuller Co.	311,948	9,576,804
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV Class A	1,977,275	$ 79,624,864
PPG Industries, Inc.	81,500	8,648,780
W.R. Grace & Co. (a)	511,507	25,805,528
Zoltek Companies, Inc. (a)(d)	492,850	4,450,436
		224,797,027
Containers & Packaging - 0.2%
Ball Corp.	278,074	11,414,938
Metals & Mining - 0.8%
Commercial Metals Co.	726,600	9,184,224
IAMGOLD Corp.	388,500	4,594,382
Kinross Gold Corp.	1,347,961	11,002,412
Newmont Mining Corp.	101,523	4,924,881
Steel Dynamics, Inc.	1,619,482	19,028,914
Yamana Gold, Inc.	769,354	11,871,674
		60,606,487
Paper & Forest Products - 0.5%
International Paper Co.	1,280,664	37,023,996
TOTAL MATERIALS		333,842,448
UTILITIES - 5.2%
Electric Utilities - 1.7%
Hawaiian Electric Industries, Inc.	374,477	10,680,084
Northeast Utilities	1,102,780	42,798,892
Pepco Holdings, Inc. (d)	695,800	13,616,806
Pinnacle West Capital Corp.	545,922	28,246,004
Xcel Energy, Inc.	957,200	27,194,052
		122,535,838
Gas Utilities - 0.3%
Questar Corp.	886,324	18,488,719
Independent Power Producers & Energy Traders - 0.3%
Black Hills Corp.	80,395	2,586,307
The AES Corp. (a)	1,675,069	21,491,135
		24,077,442
Multi-Utilities - 2.8%
Consolidated Edison, Inc.	855,300	53,191,107
DTE Energy Co.	473,812	28,111,266
Integrys Energy Group, Inc.	338,550	19,253,339
PG&E Corp.	663,340	30,029,402
Sempra Energy	391,800	26,987,184
Vectren Corp.	311,100	9,183,672
Wisconsin Energy Corp.	789,500	31,240,515
		197,996,485

	Shares	Value
Water Utilities - 0.1%
Aqua America, Inc.	416,600	$ 10,398,336
TOTAL UTILITIES		373,496,820
TOTAL COMMON STOCKS (Cost $5,945,953,492)		6,400,679,699
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (e)	6,877	6,086,145
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	9,686,522
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		15,772,667
Nonconvertible Bonds - 0.0%
	Principal Amount
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Britannia Industries Ltd. 8.25% 3/22/13 (f) (Cost $144,161)	41,784	128,875
Money Market Funds - 12.7%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	800,136,423	800,136,423
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	113,992,253	113,992,253
TOTAL MONEY MARKET FUNDS (Cost $914,128,676)		914,128,676
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 6/29/12 due 7/2/12 (Collateralized by U.S. Treasury Obligations) # (Cost $2,298,000)	$ 2,298,028	2,298,000
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $6,875,892,215)	7,333,007,917
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(139,127,977)
NET ASSETS - 100%	$ 7,193,879,940
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,086,145 or 0.1% of net assets.

(f) Principal amount shown represents units.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,298,000 due 7/02/12 at 0.15%
Barclays Capital, Inc.	$ 643,690
Merrill Lynch, Pierce, Fenner & Smith, Inc.	444,174
RBS Securities, Inc.	1,210,136
$ 2,298,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 366,587
Fidelity Securities Lending Cash Central Fund	580,605
Total	$ 947,192
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Advance Auto Parts, Inc.	$ 447,063,034	$ -	$ 467,827,644	$ 162,471	$ -
Allscripts Healthcare Solutions, Inc.	208,005,557	-	172,517,722	-	-
Ubisoft Entertainment SA	33,053,753	-	33,240,055	-	-
Zoltek Companies, Inc.	15,676,519	75,936	17,244,242	-	-
Total	$ 703,798,863	$ 75,936	$ 690,829,663	$ 162,471	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,206,660,336	$ 1,082,264,477	$ 124,395,859	$ -
Consumer Staples	186,806,183	101,209,426	85,596,757	-
Energy	380,574,134	380,436,591	137,543	-
Financials	1,149,487,088	1,018,581,821	130,905,267	-
Health Care	618,585,522	605,014,769	13,570,753	-
Industrials	805,905,585	794,136,738	11,768,844	3
Information Technology	1,361,094,250	1,345,907,691	15,186,559	-
Materials	333,842,448	333,842,448	-	-
Utilities	373,496,820	373,496,820	-	-
Corporate Bonds	128,875	-	128,875	-
Money Market Funds	914,128,676	914,128,676	-	-
Cash Equivalents	2,298,000	-	2,298,000	-
Total Investments in Securities:	$ 7,333,007,917	$ 6,949,019,457	$ 383,988,457	$ 3

The following is a summary of transfers between Level 1 and Level 2 for the period ended June 30, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 329,341,913
Level 2 to Level 1	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	86.9%
Netherlands	2.4%
India	1.8%
Japan	1.4%
Cayman Islands	1.3%
Bermuda	1.1%
France	1.0%
Others (Individually Less Than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $114,128,196 and repurchase agreements of $2,298,000) - See accompanying schedule: Unaffiliated issuers (cost $5,961,763,539)	$ 6,418,879,241
Fidelity Central Funds (cost $914,128,676)	914,128,676
Total Investments (cost $6,875,892,215)		$ 7,333,007,917
Cash		868
Foreign currency held at value (cost $92,786)		92,786
Receivable for investments sold		72,938,459
Receivable for fund shares sold		2,430,057
Dividends receivable		6,142,608
Interest receivable		2,319
Distributions receivable from Fidelity Central Funds		167,283
Other receivables		225,889
Total assets		7,415,008,186

Liabilities
Payable for investments purchased	$ 96,226,998
Payable for fund shares redeemed	5,772,713
Accrued management fee	3,262,453
Distribution and service plan fees payable	1,096,973
Other affiliated payables	648,565
Other payables and accrued expenses	128,291
Collateral on securities loaned, at value	113,992,253
Total liabilities		221,128,246

Net Assets		$ 7,193,879,940
Net Assets consist of:
Paid in capital		$ 6,308,650,350
Distributions in excess of net investment income		(4,299,804)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		432,386,708
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		457,142,686
Net Assets		$ 7,193,879,940

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,163,096,218 ÷ 37,417,409 shares)	$ 31.08

Service Class: Net Asset Value, offering price and redemption price per share ($532,773,568 ÷ 17,236,829 shares)	$ 30.91

Service Class 2: Net Asset Value, offering price and redemption price per share ($5,190,124,439 ÷ 170,113,447 shares)	$ 30.51

Investor Class: Net Asset Value, offering price and redemption price per share ($307,885,715 ÷ 9,938,389 shares)	$ 30.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends (including $162,471 earned from other affiliated issuers)		$ 45,940,261
Interest		11,202
Income from Fidelity Central Funds		947,192
Total income		46,898,655

Expenses
Management fee	$ 20,621,533
Transfer agent fees	2,750,762
Distribution and service plan fees	6,937,170
Accounting and security lending fees	600,883
Custodian fees and expenses	239,098
Independent trustees' compensation	23,630
Audit	39,465
Legal	16,485
Miscellaneous	45,524
Total expenses before reductions	31,274,550
Expense reductions	(279,763)	30,994,787
Net investment income (loss)		15,903,868
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	247,682,752
Other affiliated issuers	230,984,585
Foreign currency transactions	177,866
Total net realized gain (loss)		478,845,203
Change in net unrealized appreciation (depreciation) on: Investment securities	(23,032,453)
Assets and liabilities in foreign currencies	51,077
Total change in net unrealized appreciation (depreciation)		(22,981,376)
Net gain (loss)		455,863,827
Net increase (decrease) in net assets resulting from operations		$ 471,767,695

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,903,868	$ 4,890,036
Net realized gain (loss)	478,845,203	920,937,229
Change in net unrealized appreciation (depreciation)	(22,981,376)	(1,779,603,503)
Net increase (decrease) in net assets resulting from operations	471,767,695	(853,776,238)
Distributions to shareholders from net investment income	-	(5,847,043)
Distributions to shareholders from net realized gain	(1,443,672)	(13,136,802)
Total distributions	(1,443,672)	(18,983,845)
Share transactions - net increase (decrease)	(131,683,307)	(256,795,573)
Total increase (decrease) in net assets	338,640,716	(1,129,555,656)

Net Assets
Beginning of period	6,855,239,224	7,984,794,880
End of period (including distributions in excess of net investment income of $4,299,804 and distributions in excess of net investment income of $20,203,672, respectively)	$ 7,193,879,940	$ 6,855,239,224

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.08	$ 32.69	$ 25.54	$ 18.43	$ 36.16	$ 34.77
Income from Investment Operations
Net investment income (loss) E	.10	.08	.11	.12	.14	.21
Net realized and unrealized gain (loss)	1.91	(3.55)	7.24	7.26	(12.75)	4.80
Total from investment operations	2.01	(3.47)	7.35	7.38	(12.61)	5.01
Distributions from net investment income	-	(.08)	(.11)	(.15)	(.13)	(.33)
Distributions from net realized gain	(.01)	(.06)	(.09)	(.12)	(4.99)	(3.29)
Total distributions	(.01)	(.14)	(.20)	(.27) I	(5.12)	(3.62)
Net asset value, end of period	$ 31.08	$ 29.08	$ 32.69	$ 25.54	$ 18.43	$ 36.16
Total Return B, C, D	6.90%	(10.61)%	28.83%	40.09%	(39.44)%	15.63%
Ratios to Average Net Assets F, H
Expenses before reductions	.65% A	.66%	.66%	.68%	.68%	.67%
Expenses net of fee waivers, if any	.65% A	.66%	.66%	.68%	.68%	.67%
Expenses net of all reductions	.65% A	.65%	.66%	.68%	.67%	.66%
Net investment income (loss)	.62% A	.25%	.40%	.54%	.55%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,163,096	$ 1,085,843	$ 1,372,063	$ 1,053,796	$ 809,243	$ 1,532,407
Portfolio turnover rate G	185% A	84%	25%	57%	145%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.27 per share is comprised of distributions from net investment income of $.153 and distributions from net realized gain of $.115 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 28.93	$ 32.52	$ 25.40	$ 18.33	$ 35.98	$ 34.59
Income from Investment Operations
Net investment income (loss) E	.08	.05	.08	.09	.12	.17
Net realized and unrealized gain (loss)	1.91	(3.54)	7.21	7.23	(12.68)	4.77
Total from investment operations	1.99	(3.49)	7.29	7.32	(12.56)	4.94
Distributions from net investment income	-	(.05)	(.08)	(.13)	(.10)	(.26)
Distributions from net realized gain	(.01)	(.06)	(.09)	(.12)	(4.99)	(3.29)
Total distributions	(.01)	(.10) J	(.17)	(.25) I	(5.09)	(3.55)
Net asset value, end of period	$ 30.91	$ 28.93	$ 32.52	$ 25.40	$ 18.33	$ 35.98
Total Return B, C, D	6.86%	(10.72)%	28.75%	39.96%	(39.51)%	15.49%
Ratios to Average Net Assets F, H
Expenses before reductions	.75% A	.76%	.76%	.78%	.78%	.76%
Expenses net of fee waivers, if any	.75% A	.76%	.76%	.78%	.78%	.76%
Expenses net of all reductions	.75% A	.75%	.75%	.78%	.77%	.75%
Net investment income (loss)	.52% A	.15%	.30%	.44%	.45%	.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 532,774	$ 566,560	$ 749,636	$ 688,509	$ 573,499	$ 1,138,873
Portfolio turnover rate G	185% A	84%	25%	57%	145%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.130 and distributions from net realized gain of $.115 per share.

J Total distributions of $.10 per share is comprised of distributions from net investment income of $.048 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 28.58	$ 32.13	$ 25.10	$ 18.12	$ 35.63	$ 34.25
Income from Investment Operations
Net investment income (loss) E	.06	- J	.04	.06	.08	.12
Net realized and unrealized gain (loss)	1.88	(3.49)	7.12	7.13	(12.53)	4.73
Total from investment operations	1.94	(3.49)	7.16	7.19	(12.45)	4.85
Distributions from net investment income	-	(.01)	(.04)	(.10)	(.07)	(.18)
Distributions from net realized gain	(.01)	(.06)	(.09)	(.12)	(4.99)	(3.29)
Total distributions	(.01)	(.06) L	(.13)	(.21) K	(5.06)	(3.47)
Net asset value, end of period	$ 30.51	$ 28.58	$ 32.13	$ 25.10	$ 18.12	$ 35.63
Total Return B, C, D	6.77%	(10.85)%	28.57%	39.75%	(39.61)%	15.34%
Ratios to Average Net Assets F, I
Expenses before reductions	.90% A	.91%	.91%	.93%	.93%	.91%
Expenses net of fee waivers, if any	.90% A	.91%	.91%	.93%	.93%	.91%
Expenses net of all reductions	.90% A	.90%	.90%	.93%	.92%	.90%
Net investment income (loss)	.37% A	-% H	.15%	.29%	.30%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,190,124	$ 4,888,475	$ 5,507,254	$ 4,840,547	$ 3,721,868	$ 5,939,927
Portfolio turnover rate G	185% A	84%	25%	57%	145%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.21 per share is comprised of distributions from net investment income of $.099 and distributions from net realized gain of $.115 per share.

L Total distributions of $.06 per share is comprised of distributions from net investment income of $.007 and distributions from net realized gain of $.055 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 29.00	$ 32.60	$ 25.47	$ 18.38	$ 36.07	$ 34.69
Income from Investment Operations
Net investment income (loss) E	.08	.05	.09	.10	.12	.17
Net realized and unrealized gain (loss)	1.91	(3.54)	7.22	7.24	(12.71)	4.78
Total from investment operations	1.99	(3.49)	7.31	7.34	(12.59)	4.95
Distributions from net investment income	-	(.06)	(.09)	(.13)	(.11)	(.28)
Distributions from net realized gain	(.01)	(.06)	(.09)	(.12)	(4.99)	(3.29)
Total distributions	(.01)	(.11) J	(.18)	(.25) I	(5.10)	(3.57)
Net asset value, end of period	$ 30.98	$ 29.00	$ 32.60	$ 25.47	$ 18.38	$ 36.07
Total Return B, C, D	6.85%	(10.70)%	28.76%	39.98%	(39.50)%	15.46%
Ratios to Average Net Assets F, H
Expenses before reductions	.74% A	.74%	.75%	.78%	.77%	.78%
Expenses net of fee waivers, if any	.74% A	.74%	.74%	.78%	.77%	.78%
Expenses net of all reductions	.73% A	.73%	.74%	.78%	.76%	.77%
Net investment income (loss)	.54% A	.17%	.32%	.44%	.46%	.47%
Supplemental Data
Net assets, end of period (000 omitted)	$ 307,886	$ 314,362	$ 355,842	$ 233,498	$ 163,319	$ 255,371
Portfolio turnover rate G	185% A	84%	25%	57%	145%	113%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.25 per share is comprised of distributions from net investment income of $.133 and distributions from net realized gain of $.115 per share.

J Total distributions of $.11 per share is comprised of distributions from net investment income of $.056 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Mid Cap Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency Translation. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 841,044,182
Gross unrealized depreciation	(410,853,210)
Net unrealized appreciation (depreciation) on securities and other investments	$ 430,190,972

Tax cost	$ 6,902,816,945

The Fund intends to elect to defer to its fiscal year ending December 31, 2012 approximately $20,229,618 of ordinary losses recognized during the period November 1, 2011 to December 31, 2011.

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,361,071,883 and $6,959,860,065, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 288,767
Service Class 2	6,648,403
$ 6,937,170

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 419,402
Service Class	205,175
Service Class 2	1,875,594
Investor Class	250,591
$ 2,750,762

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $22,530 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $10,884 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $580,605, including $20,123 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $279,544 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $219.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 3,113,696
Service Class	-	926,547
Service Class 2	-	1,198,154
Investor Class	-	608,646
Total	$ -	$ 5,847,043
From net realized gain
Initial Class	$ 220,595	$ 2,063,293
Service Class	115,777	1,061,669
Service Class 2	1,045,177	9,414,063
Investor Class	62,123	597,777
Total	$ 1,443,672	$ 13,136,802

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	4,107,216	4,346,832	$ 130,003,340	$ 140,275,662
Reinvestment of distributions	6,900	181,585	220,595	5,176,989
Shares redeemed	(4,033,071)	(9,157,982)	(125,530,792)	(290,511,193)
Net increase (decrease)	81,045	(4,629,565)	$ 4,693,143	$ (145,058,542)
Service Class
Shares sold	665,973	1,823,503	$ 20,870,182	$ 57,647,518
Reinvestment of distributions	3,641	70,106	115,777	1,988,216
Shares redeemed	(3,014,484)	(5,363,617)	(95,805,119)	(170,062,031)
Net increase (decrease)	(2,344,870)	(3,470,008)	$ (74,819,160)	$ (110,426,297)
Service Class 2
Shares sold	12,564,254	26,064,003	$ 385,144,628	$ 819,239,712
Reinvestment of distributions	33,275	378,737	1,045,177	10,612,217
Shares redeemed	(13,524,439)	(26,827,045)	(419,911,715)	(831,178,626)
Net increase (decrease)	(926,910)	(384,305)	$ (33,721,910)	$ (1,326,697)
Investor Class
Shares sold	237,382	1,466,088	$ 7,525,238	$ 48,132,383
Reinvestment of distributions	1,949	42,450	62,123	1,206,423
Shares redeemed	(1,142,217)	(1,584,274)	(35,422,741)	(49,322,843)
Net increase (decrease)	(902,886)	(75,736)	$ (27,835,380)	$ 15,963

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, one otherwise unaffiliated shareholder was the owner of record of 12% of the total outstanding shares of the fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (U.K.) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

VIPMID-SANN-0812
1.723369.113

Fidelity® Variable Insurance Products:
Value Strategies Portfolio

Semiannual Report

June 30, 2012

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. ©2012 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2012 to June 30, 2012).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2012	Ending Account Value June 30, 2012	Expenses Paid During Period* January 1, 2012 to June 30, 2012
Initial Class	.70%
Actual		$ 1,000.00	$ 1,121.90	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.38	$ 3.52
Service Class	.80%
Actual		$ 1,000.00	$ 1,122.10	$ 4.22
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.02
Service Class 2.95%
Actual		$ 1,000.00	$ 1,121.20	$ 5.01
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.77
Investor Class	.78%
Actual		$ 1,000.00	$ 1,122.40	$ 4.12
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.92

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	6.8	5.5
Cott Corp.	6.0	4.4
Target Corp.	2.9	2.7
PPG Industries, Inc.	2.7	2.3
The AES Corp.	2.4	2.3
AFLAC, Inc.	2.3	2.2
GameStop Corp. Class A	1.9	4.7
Innophos Holdings, Inc.	1.8	2.9
Lincoln National Corp.	1.7	1.1
U.S. Bancorp	1.7	1.5
	30.2
Top Five Market Sectors as of June 30, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	21.2	22.0
Materials	14.0	14.5
Information Technology	12.3	13.9
Financials	10.6	8.9
Health Care	9.4	7.5
Asset Allocation (% of fund's net assets)
As of June 30, 2012 *		As of December 31, 2011 **
	Stocks 95.6%		Stocks 98.0%
	Bonds 0.1%		Bonds 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 4.3%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	21.1%	** Foreign investments	17.0%

Semiannual Report

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CONSUMER DISCRETIONARY - 21.0%
Auto Components - 2.0%
Autoliv, Inc.	14,600	$ 798,036
Delphi Automotive PLC	132,431	3,376,991
TRW Automotive Holdings Corp. (a)	51,000	1,874,760
		6,049,787
Automobiles - 1.0%
Bayerische Motoren Werke AG (BMW)	11,836	852,724
General Motors Co. (a)	63,400	1,250,248
Volkswagen AG	6,015	904,684
		3,007,656
Diversified Consumer Services - 1.0%
Service Corp. International	248,000	3,067,760
Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos, Inc.	63,180	1,122,709
Cedar Fair LP (depository unit)	77,380	2,319,079
Wyndham Worldwide Corp.	67,933	3,582,786
		7,024,574
Household Durables - 5.1%
KB Home	79,006	774,259
Lennar Corp. Class A	65,214	2,015,765
PulteGroup, Inc. (a)	485,390	5,193,673
Ryland Group, Inc.	48,600	1,243,188
Standard Pacific Corp. (a)(d)	759,307	4,700,110
Techtronic Industries Co. Ltd.	1,328,500	1,686,780
		15,613,775
Leisure Equipment & Products - 1.0%
Hasbro, Inc.	90,003	3,048,402
Media - 2.0%
Omnicom Group, Inc.	41,788	2,030,897
Regal Entertainment Group Class A (d)	125,400	1,725,504
Valassis Communications, Inc. (a)(d)	116,311	2,529,764
		6,286,165
Multiline Retail - 3.5%
Target Corp.	151,500	8,815,785
The Bon-Ton Stores, Inc. (d)	260,272	2,032,724
		10,848,509
Specialty Retail - 3.1%
Asbury Automotive Group, Inc. (a)	161,059	3,815,488
GameStop Corp. Class A (d)	316,887	5,818,045
		9,633,533
TOTAL CONSUMER DISCRETIONARY		64,580,161
CONSUMER STAPLES - 7.6%
Beverages - 6.0%
Cott Corp. (a)	2,243,782	18,336,378
Food Products - 1.6%
Bunge Ltd.	17,600	1,104,224

	Shares	Value
Calavo Growers, Inc.	77,372	$ 1,979,176
SunOpta, Inc. (a)	343,015	1,924,314
		5,007,714
TOTAL CONSUMER STAPLES		23,344,092
ENERGY - 4.7%
Energy Equipment & Services - 1.7%
C&J Energy Services, Inc. (d)	128,914	2,384,909
Ensco PLC Class A	25,600	1,202,432
Halliburton Co.	62,400	1,771,536
		5,358,877
Oil, Gas & Consumable Fuels - 3.0%
Denbury Resources, Inc. (a)	92,820	1,402,510
Forest Oil Corp. (a)	49,495	362,798
HollyFrontier Corp.	52,500	1,860,075
Marathon Oil Corp.	52,700	1,347,539
Valero Energy Corp.	110,300	2,663,745
Williams Companies, Inc.	50,300	1,449,646
		9,086,313
TOTAL ENERGY		14,445,190
FINANCIALS - 10.6%
Commercial Banks - 3.8%
BB&T Corp.	149,669	4,617,289
Regions Financial Corp.	270,937	1,828,825
U.S. Bancorp	162,216	5,216,867
		11,662,981
Insurance - 5.7%
AFLAC, Inc.	163,714	6,972,579
American International Group, Inc. (a)	113,000	3,626,170
Lincoln National Corp.	240,118	5,251,381
Unum Group	79,940	1,529,252
		17,379,382
Real Estate Investment Trusts - 0.8%
CBL & Associates Properties, Inc.	71,719	1,401,389
Host Hotels & Resorts, Inc.	70,300	1,112,146
		2,513,535
Real Estate Management & Development - 0.3%
Forest City Enterprises, Inc. Class A (a)	66,300	967,980
TOTAL FINANCIALS		32,523,878
HEALTH CARE - 9.4%
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	248,800	1,410,696
C.R. Bard, Inc.	25,600	2,750,464
Covidien PLC	38,150	2,041,025
		6,202,185
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.2%
DaVita, Inc. (a)	26,902	$ 2,642,045
Universal Health Services, Inc. Class B	94,786	4,090,964
		6,733,009
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	61,400	2,409,336
PerkinElmer, Inc.	68,800	1,775,040
		4,184,376
Pharmaceuticals - 3.8%
Johnson & Johnson	62,700	4,236,012
Sanofi SA sponsored ADR	131,956	4,985,298
Zogenix, Inc. (a)(d)	1,056,939	2,621,209
		11,842,519
TOTAL HEALTH CARE		28,962,089
INDUSTRIALS - 7.5%
Aerospace & Defense - 2.3%
Alliant Techsystems, Inc.	59,200	2,993,744
Esterline Technologies Corp. (a)	33,978	2,118,528
Textron, Inc.	74,533	1,853,636
		6,965,908
Building Products - 0.6%
Armstrong World Industries, Inc.	24,578	1,208,254
Owens Corning (a)	24,289	693,208
		1,901,462
Commercial Services & Supplies - 0.2%
Quad/Graphics, Inc.	48,144	692,311
Electrical Equipment - 0.4%
Regal-Beloit Corp.	20,300	1,263,878
Industrial Conglomerates - 1.0%
Carlisle Companies, Inc.	58,471	3,100,132
Machinery - 2.9%
Blount International, Inc. (a)	93,096	1,363,856
Deere & Co.	36,900	2,984,103
Ingersoll-Rand PLC	70,800	2,986,344
Stanley Black & Decker, Inc.	24,680	1,588,405
		8,922,708
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	148,247	174,931
TOTAL INDUSTRIALS		23,021,330
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.4%
Cisco Systems, Inc.	71,800	1,232,806
Comverse Technology, Inc. (a)	25	146
		1,232,952

	Shares	Value
Computers & Peripherals - 1.6%
Apple, Inc. (a)	7,000	$ 4,088,000
SanDisk Corp. (a)	24,907	908,607
		4,996,607
Electronic Equipment & Components - 0.9%
Anixter International, Inc.	23,320	1,237,126
Arrow Electronics, Inc. (a)	45,443	1,490,985
		2,728,111
IT Services - 1.0%
Fidelity National Information Services, Inc.	89,440	3,048,115
Office Electronics - 0.5%
Xerox Corp.	190,769	1,501,352
Semiconductors & Semiconductor Equipment - 6.1%
Fairchild Semiconductor International, Inc. (a)	106,600	1,503,060
Intersil Corp. Class A	111,357	1,185,952
KLA-Tencor Corp.	58,220	2,867,335
Lam Research Corp. (a)(d)	39,800	1,502,052
MagnaChip Semiconductor Corp. (a)	248,300	2,366,299
Marvell Technology Group Ltd.	271,700	3,064,776
Micron Technology, Inc. (a)	151,842	958,123
ON Semiconductor Corp. (a)	404,891	2,874,726
Spansion, Inc. Class A (a)	213,657	2,345,954
		18,668,277
Software - 1.8%
Microsoft Corp.	145,976	4,465,406
Nuance Communications, Inc. (a)	49,600	1,181,472
		5,646,878
TOTAL INFORMATION TECHNOLOGY		37,822,292
MATERIALS - 14.0%
Chemicals - 12.9%
Ashland, Inc.	28,200	1,954,542
Innophos Holdings, Inc.	99,400	5,612,124
LyondellBasell Industries NV Class A	514,508	20,719,235
PPG Industries, Inc.	78,700	8,351,644
W.R. Grace & Co. (a)	61,472	3,101,262
		39,738,807
Metals & Mining - 1.1%
Carpenter Technology Corp.	28,204	1,349,279
Haynes International, Inc.	6,300	320,922
Newcrest Mining Ltd.	42,365	985,880
Titanium Metals Corp.	47,700	539,487
		3,195,568
TOTAL MATERIALS		42,934,375
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.2%
CenturyLink, Inc.	64,855	$ 2,561,124
Level 3 Communications, Inc. (a)	189,665	4,201,080
		6,762,204
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	66,777	683,129
TOTAL TELECOMMUNICATION SERVICES		7,445,333
UTILITIES - 6.0%
Electric Utilities - 0.7%
FirstEnergy Corp.	43,431	2,136,371
Independent Power Producers & Energy Traders - 3.9%
Calpine Corp. (a)	279,737	4,618,458
The AES Corp. (a)	573,592	7,359,185
		11,977,643
Multi-Utilities - 1.4%
Alliant Energy Corp.	37,300	1,699,761
Sempra Energy	36,061	2,483,882
		4,183,643
TOTAL UTILITIES		18,297,657
TOTAL COMMON STOCKS (Cost $261,849,027)		293,376,398
Convertible Preferred Stocks - 0.1%

CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
LodgeNet Entertainment Corp. 10.00% (e) (Cost $679,000)	700	368,419
Nonconvertible Bonds - 0.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Chukchansi Economic Development Authority 9.75% 5/30/20 (e) (Cost $263,740)	$ 338,000	$ 270,400
Money Market Funds - 9.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	14,164,042	14,164,042
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	14,789,524	14,789,524
TOTAL MONEY MARKET FUNDS (Cost $28,953,565)		28,953,565
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $291,745,332)	322,968,782
NET OTHER ASSETS (LIABILITIES) - (5.1)%	(15,815,407)
NET ASSETS - 100%	$ 307,153,375
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $638,819 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,402
Fidelity Securities Lending Cash Central Fund	102,379
Total	$ 110,781
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 64,948,580	$ 62,893,381	$ 2,055,199	$ -
Consumer Staples	23,344,092	23,344,092	-	-
Energy	14,445,190	14,445,190	-	-
Financials	32,523,878	32,523,878	-	-
Health Care	28,962,089	28,962,089	-	-
Industrials	23,021,330	23,021,330	-	-
Information Technology	37,822,292	37,822,292	-	-
Materials	42,934,375	41,948,495	985,880	-
Telecommunication Services	7,445,333	7,445,333	-	-
Utilities	18,297,657	18,297,657	-	-
Corporate Bonds	270,400	-	270,400	-
Money Market Funds	28,953,566	28,953,566	-	-
Total Investments in Securities:	$ 322,968,782	$ 319,657,303	$ 3,311,479	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	78.9%
Netherlands	6.8%
Canada	6.6%
Ireland	1.7%
France	1.6%
Bermuda	1.4%
Bailiwick of Jersey	1.1%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2012 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,958,873) - See accompanying schedule: Unaffiliated issuers (cost $262,791,767)	$ 294,015,217
Fidelity Central Funds (cost $28,953,565)	28,953,565
Total Investments (cost $291,745,332)		$ 322,968,782
Cash		11,328
Receivable for investments sold		221,840
Receivable for fund shares sold		74,439
Dividends receivable		167,298
Interest receivable		2,858
Distributions receivable from Fidelity Central Funds		25,645
Other receivables		2,655
Total assets		323,474,845

Liabilities
Payable for fund shares redeemed	$ 1,300,523
Accrued management fee	138,428
Distribution and service plan fees payable	29,295
Other affiliated payables	36,417
Other payables and accrued expenses	27,283
Collateral on securities loaned, at value	14,789,524
Total liabilities		16,321,470

Net Assets		$ 307,153,375
Net Assets consist of:
Paid in capital		$ 362,662,482
Accumulated net investment loss		(754,793)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(85,977,194)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		31,222,880
Net Assets		$ 307,153,375

Statement of Assets and Liabilities - continued

June 30, 2012 (Unaudited)
Initial Class: Net Asset Value, offering price and redemption price per share ($82,804,190 ÷ 8,404,089 shares)	$ 9.85

Service Class: Net Asset Value, offering price and redemption price per share ($27,744,740 ÷ 2,823,576 shares)	$ 9.83

Service Class 2: Net Asset Value, offering price and redemption price per share ($134,173,752 ÷ 13,547,839 shares)	$ 9.90

Investor Class: Net Asset Value, offering price and redemption price per share ($62,430,693 ÷ 6,365,503 shares)	$ 9.81

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended June 30, 2012 (Unaudited)

Investment Income
Dividends		$ 390,337
Interest		25,412
Income from Fidelity Central Funds (including $102,379 from security lending)		110,781
Total income		526,530

Expenses
Management fee	$ 872,749
Transfer agent fees	142,397
Distribution and service plan fees	184,935
Accounting and security lending fees	61,914
Custodian fees and expenses	6,587
Independent trustees' compensation	995
Audit	31,641
Legal	690
Miscellaneous	1,512
Total expenses before reductions	1,303,420
Expense reductions	(7,347)	1,296,073
Net investment income (loss)		(769,543)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	10,403,290
Foreign currency transactions	(4,622)
Total net realized gain (loss)		10,398,668
Change in net unrealized appreciation (depreciation) on: Investment securities	24,580,030
Assets and liabilities in foreign currencies	(74)
Total change in net unrealized appreciation (depreciation)		24,579,956
Net gain (loss)		34,978,624
Net increase (decrease) in net assets resulting from operations		$ 34,209,081

Statement of Changes in Net Assets

	Six months ended June 30, 2012 (Unaudited)	Year ended December 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (769,543)	$ 2,942,375
Net realized gain (loss)	10,398,668	23,402,336
Change in net unrealized appreciation (depreciation)	24,579,956	(55,212,940)
Net increase (decrease) in net assets resulting from operations	34,209,081	(28,868,229)
Distributions to shareholders from net investment income	-	(2,744,535)
Share transactions - net increase (decrease)	(10,633,323)	(35,855,285)
Total increase (decrease) in net assets	23,575,758	(67,468,049)

Net Assets
Beginning of period	283,577,617	351,045,666
End of period (including accumulated net investment loss of $754,793 and undistributed net investment income of $14,750, respectively)	$ 307,153,375	$ 283,577,617

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.78	$ 9.74	$ 7.73	$ 4.93	$ 12.57	$ 13.47
Income from Investment Operations
Net investment income (loss) E	(.02)	.10 H	.04 I	.03	.07	.06
Net realized and unrealized gain (loss)	1.09	(.96)	2.02	2.81	(5.52)	.71
Total from investment operations	1.07	(.86)	2.06	2.84	(5.45)	.77
Distributions from net investment income	-	(.10)	(.05)	(.03)	(.07)	(.15)
Distributions from net realized gain	-	-	-	-	(2.13)	(1.52)
Tax return of capital	-	-	-	(.01)	-	-
Total distributions	-	(.10)	(.05)	(.04)	(2.19) K	(1.67)
Net asset value, end of period	$ 9.85	$ 8.78	$ 9.74	$ 7.73	$ 4.93	$ 12.57
Total Return B,C,D	12.19%	(8.81)%	26.63%	57.59%	(51.12)%	5.64%
Ratios to Average Net Assets F,J
Expenses before reductions	.70% A	.70%	.72%	.75%	.74%	.70%
Expenses net of fee waivers, if any	.70% A	.70%	.71%	.75%	.74%	.70%
Expenses net of all reductions	.70% A	.70%	.70%	.74%	.74%	.70%
Net investment income (loss)	(.36)% A	1.04% H	.44% I	.57%	.90%	.46%
Supplemental Data
Net assets, end of period (000 omitted)	$ 82,804	$ 77,432	$ 90,459	$ 76,479	$ 52,414	$ 131,665
Portfolio turnover rate G	28% A	42%	89%	172%	138%	197%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .49%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .28%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $2.19 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $2.125 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 9.71	$ 7.71	$ 4.92	$ 12.54	$ 13.42
Income from Investment Operations
Net investment income (loss) E	(.02)	.09 H	.03 I	.03	.07	.05
Net realized and unrealized gain (loss)	1.09	(.95)	2.01	2.79	(5.51)	.71
Total from investment operations	1.07	(.86)	2.04	2.82	(5.44)	.76
Distributions from net investment income	-	(.09)	(.04)	(.02)	(.06)	(.12)
Distributions from net realized gain	-	-	-	-	(2.13)	(1.52)
Tax return of capital	-	-	-	(.01)	-	-
Total distributions	-	(.09)	(.04)	(.03)	(2.18) K	(1.64)
Net asset value, end of period	$ 9.83	$ 8.76	$ 9.71	$ 7.71	$ 4.92	$ 12.54
Total Return B,C,D	12.21%	(8.85)%	26.45%	57.40%	(51.17)%	5.60%
Ratios to Average Net Assets F,J
Expenses before reductions	.80% A	.80%	.81%	.84%	.83%	.80%
Expenses net of fee waivers, if any	.80% A	.80%	.80%	.84%	.83%	.80%
Expenses net of all reductions	.79% A	.79%	.79%	.83%	.83%	.79%
Net investment income (loss)	(.45)% A	.94% H	.35% I	.48%	.80%	.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,745	$ 27,695	$ 35,780	$ 33,533	$ 21,294	$ 63,242
Portfolio turnover rate G	28% A	42%	89%	172%	138%	197%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .40%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .19%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $2.18 per share is comprised of distributions from net investment income of $.057 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.83	$ 9.79	$ 7.77	$ 4.96	$ 12.62	$ 13.49
Income from Investment Operations
Net investment income (loss) E	(.03)	.08 H	.02 I	.02	.05	.03
Net realized and unrealized gain (loss)	1.10	(.97)	2.03	2.81	(5.54)	.70
Total from investment operations	1.07	(.89)	2.05	2.83	(5.49)	.73
Distributions from net investment income	-	(.07)	(.03)	(.01)	(.05)	(.08)
Distributions from net realized gain	-	-	-	-	(2.13)	(1.52)
Tax return of capital	-	-	-	(.01)	-	-
Total distributions	-	(.07)	(.03)	(.02)	(2.17) K	(1.60)
Net asset value, end of period	$ 9.90	$ 8.83	$ 9.79	$ 7.77	$ 4.96	$ 12.62
Total Return B,C,D	12.12%	(9.04)%	26.34%	57.15%	(51.28)%	5.36%
Ratios to Average Net Assets F,J
Expenses before reductions	.95% A	.95%	.96%	.99%	.99%	.95%
Expenses net of fee waivers, if any	.95% A	.95%	.95%	.99%	.99%	.95%
Expenses net of all reductions	.94% A	.94%	.94%	.98%	.98%	.95%
Net investment income (loss)	(.60)% A	.79% H	.20% I	.33%	.65%	.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,174	$ 122,641	$ 162,391	$ 139,458	$ 85,974	$ 216,166
Portfolio turnover rate G	28% A	42%	89%	172%	138%	197%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $2.17 per share is comprised of distributions from net investment income of $.045 and distributions from net realized gain of $2.125 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2012	Years ended December 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 8.74	$ 9.70	$ 7.70	$ 4.91	$ 12.53	$ 13.43
Income from Investment Operations
Net investment income (loss) E	(.02)	.09 H	.03 I	.03	.07	.05
Net realized and unrealized gain (loss)	1.09	(.96)	2.01	2.79	(5.51)	.70
Total from investment operations	1.07	(.87)	2.04	2.82	(5.44)	.75
Distributions from net investment income	-	(.09)	(.04)	(.02)	(.06)	(.13)
Distributions from net realized gain	-	-	-	-	(2.13)	(1.52)
Tax return of capital	-	-	-	(.01)	-	-
Total distributions	-	(.09)	(.04)	(.03)	(2.18) K	(1.65)
Net asset value, end of period	$ 9.81	$ 8.74	$ 9.70	$ 7.70	$ 4.91	$ 12.53
Total Return B,C,D	12.24%	(8.92)%	26.51%	57.51%	(51.20)%	5.53%
Ratios to Average Net Assets F,J
Expenses before reductions	.78% A	.78%	.80%	.84%	.83%	.82%
Expenses net of fee waivers, if any	.78% A	.78%	.79%	.84%	.83%	.82%
Expenses net of all reductions	.78% A	.78%	.78%	.83%	.83%	.81%
Net investment income (loss)	(.44)% A	.96% H	.36% I	.48%	.81%	.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 62,431	$ 55,809	$ 62,416	$ 49,586	$ 29,121	$ 70,472
Portfolio turnover rate G	28% A	42%	89%	172%	138%	197%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.05 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .20%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Total distributions of $2.18 per share is comprised of distributions from net investment income of $.059 and distributions from net realized gain of $2.125 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2012 (Unaudited)

1. Organization.

VIP Value Strategies Portfolio (the Fund) is a fund of Variable Insurance Products Fund III (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2012, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. As a result of a change in the estimate of the return of capital component of dividend income realized in the year ended December 31, 2011, dividend income has been reduced $2,295,860 with a corresponding increase to net unrealized appreciation (depreciation). The change in estimate has no impact on total net assets or total return of the Fund. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 53,038,603
Gross unrealized depreciation	(24,447,526)
Net unrealized appreciation (depreciation) on securities and other investments	$ 28,591,077

Tax cost	$ 294,377,705

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. At December 31, 2012, capital loss carryforwards were as follows:

Fiscal year of expiration
2016	$ (45,722,325)
2017	(50,443,774)
Total capital loss carryforward	$ (96,166,099)

New Accounting Pronouncement. In December 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The update creates new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $41,937,513 and $58,697,184, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, total fees, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services were as follows:

Service Class	$ 14,664
Service Class 2	170,271
$ 184,935

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class (with the exception of Investor Class) pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .15% of average net assets. In addition, FIIOC receives an asset-based fee of .0038% of average net assets for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class, including printing and out of pocket expenses, were as follows:

Initial Class	$ 32,262
Service Class	10,512
Service Class 2	49,457
Investor Class	50,166
$ 142,397

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,235 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $449 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $478,720. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $2,376 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $7,329 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $18.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2012	Year ended December 31, 2011
From net investment income
Initial Class	$ -	$ 866,164
Service Class	-	245,784
Service Class 2	-	1,048,717
Investor Class	-	583,870
Total	$ -	$ 2,744,535

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2012	Year ended December 31, 2011	Six months ended June 30, 2012	Year ended December 31, 2011
Initial Class
Shares sold	695,819	1,520,846	$ 6,836,533	$ 14,287,631
Reinvestment of distributions	-	101,902	-	866,164
Shares redeemed	(1,114,119)	(2,091,817)	(10,865,396)	(20,064,606)
Net increase (decrease)	(418,300)	(469,069)	$ (4,028,863)	$ (4,910,811)
Service Class
Shares sold	428,277	607,385	$ 4,184,719	$ 5,549,249
Reinvestment of distributions	-	28,984	-	245,784
Shares redeemed	(767,285)	(1,158,368)	(7,581,158)	(11,308,393)
Net increase (decrease)	(339,008)	(521,999)	$ (3,396,439)	$ (5,513,360)
Service Class 2
Shares sold	1,315,741	3,076,448	$ 12,974,839	$ 29,814,169
Reinvestment of distributions	-	122,514	-	1,048,717
Shares redeemed	(1,652,354)	(5,899,060)	(16,115,361)	(55,837,837)
Net increase (decrease)	(336,613)	(2,700,098)	$ (3,140,522)	$ (24,974,951)
Investor Class
Shares sold	915,788	1,794,080	$ 8,991,388	$ 16,949,297
Reinvestment of distributions	-	68,934	-	583,870
Shares redeemed	(935,709)	(1,915,339)	(9,058,887)	(17,989,330)
Net increase (decrease)	(19,921)	(52,325)	$ (67,499)	$ (456,163)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 33% of the total outstanding shares of the Fund and two otherwise unaffiliated shareholders were the owners of record of 38% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York Mellon
New York, NY

VIPVS-SANN-0812
1.774744.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund III's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 17, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 17, 2012